UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

________

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

David L. Williams, Esquire

Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Community Capital Trust

CCM Community Impact Bond Fund

CRA Shares - CRAIX

Annual Shareholder Report: May 31, 2026

This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$90	0.88%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the CRA Share Class of the Fund returned 4.65%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the CRA Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The CRA Share Class also underperformed relative to its Secondary Benchmark, due to the Fund's underweight allocation to corporate bonds, partially offset by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries.

How did the Fund perform during the last 10 years?

Total Return Based on $500,000 Investment

Table Summary
	CCM Community Impact Bond Fund, CRA Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$500,000	$500,000	$500,000
May/17	$502,216	$507,893	$506,636
May/18	$498,436	$505,990	$503,845
May/19	$520,774	$538,376	$532,534
May/20	$548,431	$589,067	$570,768
May/21	$548,385	$586,682	$573,144
May/22	$509,429	$538,444	$534,824
May/23	$497,169	$526,907	$528,020
May/24	$502,870	$533,786	$538,556
May/25	$528,662	$562,924	$572,524
May/26	$553,251	$591,821	$600,848

The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	4.65%	0.18%	1.02%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / CRA Shares - CRAIX

Annual Shareholder Report: May 31, 2026

CRAIX-AR-2026

Community Capital Trust

CCM Community Impact Bond Fund

Institutional Shares - CRANX

Annual Shareholder Report: May 31, 2026

This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$44	0.43%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the Institutional Share Class of the Fund returned 5.02%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the Institutional Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The Institutional Share Class outperformed relative to its Secondary Benchmark, largely driven by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries. This outperformance was partially offset by the Fund's underweight allocation to corporate bonds.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Table Summary
	CCM Community Impact Bond Fund, Institutional Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$100,896	$101,579	$101,327
May/18	$100,493	$101,198	$100,769
May/19	$105,578	$107,675	$106,507
May/20	$111,692	$117,813	$114,154
May/21	$112,190	$117,336	$114,629
May/22	$104,686	$107,689	$106,965
May/23	$102,625	$105,381	$105,604
May/24	$104,273	$106,757	$107,711
May/25	$110,118	$112,585	$114,505
May/26	$115,645	$118,364	$120,170

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	5.02%	0.61%	1.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / Institutional Shares - CRANX

Annual Shareholder Report: May 31, 2026

CRANX-AR-2026

Community Capital Trust

CCM Community Impact Bond Fund

Retail Shares - CRATX

Annual Shareholder Report: May 31, 2026

This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$80	0.78%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the Retail Share Class of the Fund returned 4.65%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the Retail Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The Retail Share Class also underperformed relative to its Secondary Benchmark, due to the Fund's underweight allocation to corporate bonds, partially offset by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	CCM Community Impact Bond Fund, Retail Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$10,000	$10,000	$10,000
May/17	$10,064	$10,158	$10,133
May/18	$9,988	$10,120	$10,077
May/19	$10,447	$10,768	$10,651
May/20	$11,024	$11,781	$11,415
May/21	$11,024	$11,734	$11,463
May/22	$10,260	$10,769	$10,696
May/23	$10,012	$10,538	$10,560
May/24	$10,148	$10,676	$10,771
May/25	$10,679	$11,258	$11,450
May/26	$11,176	$11,836	$12,017

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of May 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	4.65%	0.27%	1.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / Retail Shares - CRATX

Annual Shareholder Report: May 31, 2026

CRATX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $89,100 and $88,900 for fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and planning were $7,560 and $7,000 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2026 and May 31, 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2026 and May 31, 2025 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	62
Statement of Operations	63
Statements of Changes in Net Assets	64
Financial Highlights	66
Notes to Financial Statements	69
Report of Independent Registered Public Accounting Firm	84
Notice to Shareholders (Unaudited)	86
Other Information (Form N-CSR Items 8-11) (Unaudited)	87

2	The CCM Community Impact Bond Fund

Schedule of Investments May 31, 2026

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.69%
FGLMC Single Family - 0.88%
Pool Q16506, 3.00%, 02/01/2043	$8,274	$7,571
Pool Q40627, 3.00%, 05/01/2046	1,123,709	1,009,893
Pool Q41877, 3.00%, 07/01/2046	783,728	704,328
Pool Q43158, 3.00%, 09/01/2046	469,672	422,104
Pool Q44344, 3.00%, 11/01/2046	163,393	146,840
Pool Q44395, 3.00%, 11/01/2046	1,085,551	975,573
Pool Q45623, 3.00%, 01/01/2047	2,100,681	1,890,781
Pool Q07398, 3.50%, 04/01/2042	33,705	31,778
Pool Q37430, 3.50%, 11/01/2045	65,871	61,381
Pool Q38376, 3.50%, 01/01/2046	466,343	433,929
Pool Q39359, 3.50%, 03/01/2046	721,645	668,435
Pool Q40641, 3.50%, 05/01/2046	252,028	234,086
Pool Q47221, 3.50%, 03/01/2047	312,752	289,177
Pool Q48279, 3.50%, 05/01/2047	527,446	487,859
Pool Q49035, 3.50%, 06/01/2047	243,249	224,985
Pool Q49605, 3.50%, 07/01/2047	40,052	37,189
Pool Q50514, 3.50%, 08/01/2047	26,496	24,573
Pool Q50393, 3.50%, 09/01/2047	819,705	757,838
Pool Q50943, 3.50%, 09/01/2047	104,381	96,702
Pool Q51685, 3.50%, 10/01/2047	549,483	508,899
Pool V83539, 3.50%, 10/01/2047	511,129	473,391
Pool Q52610, 3.50%, 11/01/2047	905,184	838,860
Pool V83815, 3.50%, 12/01/2047	568,401	525,518
Pool Q53325, 3.50%, 01/01/2048	427,966	396,487
Pool Q54012, 3.50%, 01/01/2048	477,004	441,206
Pool Q54511, 3.50%, 02/01/2048	1,063,096	983,477
Pool Q54585, 3.50%, 02/01/2048	450,434	417,325
Pool Q54876, 3.50%, 03/01/2048	299,590	276,809
Pool Q55002, 3.50%, 03/01/2048	956,362	882,956
Pool Q62396, 3.50%, 04/01/2049	106,970	98,994
Pool Q39374, 4.00%, 03/01/2046	44,443	42,502
Pool Q47223, 4.00%, 03/01/2047	227,392	217,577
Pool Q47775, 4.00%, 04/01/2047	541,492	517,217
Pool Q48287, 4.00%, 05/01/2047	543,973	519,356
Pool Q48819, 4.00%, 06/01/2047	905,285	864,734
Pool Q49040, 4.00%, 06/01/2047	1,178,666	1,127,788
Pool Q49606, 4.00%, 07/01/2047	698,326	667,020
Pool Q49898, 4.00%, 08/01/2047	187,300	179,338
Pool Q50396, 4.00%, 08/01/2047	34,812	33,333
Pool Q50397, 4.00%, 08/01/2047	864,257	825,513
Pool Q50951, 4.00%, 09/01/2047	420,810	401,946
Pool Q51686, 4.00%, 10/01/2047	432,956	414,267
Pool V83540, 4.00%, 10/01/2047	107,207	102,583
Pool Q53883, 4.00%, 01/01/2048	412,141	394,353
Pool Q54464, 4.00%, 02/01/2048	179,460	171,940
Pool Q54586, 4.00%, 02/01/2048	1,030,811	983,429
Pool Q54877, 4.00%, 02/01/2048	254,910	244,158
Pool Q55004, 4.00%, 03/01/2048	328,292	313,191
Pool Q55631, 4.00%, 04/01/2048	786,576	750,394
Pool Q56253, 4.00%, 05/01/2048	331,497	316,249
Pool Q56469, 4.00%, 06/01/2048	328,165	313,069

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool Q56900, 4.00%, 06/01/2048	$435,556	$415,213
Pool Q57029, 4.00%, 07/01/2048	214,106	204,257
Pool Q57388, 4.00%, 07/01/2048	425,672	405,552
Pool Q57694, 4.00%, 08/01/2048	246,549	235,033
Pool Q58271, 4.00%, 09/01/2048	260,524	248,540
Pool Q58366, 4.00%, 09/01/2048	118,383	113,087
Pool Q58774, 4.00%, 10/01/2048	503,164	480,294
Pool Q59058, 4.00%, 10/01/2048	137,227	130,921
Pool Q59686, 4.00%, 11/01/2048	181,023	172,801
Pool Q60213, 4.00%, 12/01/2048	406,255	387,282
Pool Q60598, 4.00%, 01/01/2049	288,266	274,812
Pool Q61151, 4.00%, 01/01/2049	324,116	308,798
Pool Q61387, 4.00%, 02/01/2049	149,537	142,554
Pool Q61800, 4.00%, 03/01/2049	522,068	496,831
Pool Q61986, 4.00%, 03/01/2049	780,014	739,912
Pool Q62397, 4.00%, 04/01/2049	418,963	397,442
Pool A91363, 4.50%, 03/01/2040	64,858	64,453
Pool A91756, 4.50%, 03/01/2040	68,114	67,689
Pool A93467, 4.50%, 08/01/2040	63,226	62,831
Pool Q01597, 4.50%, 05/01/2041	109,865	108,899
Pool Q02377, 4.50%, 07/01/2041	106,130	105,193
Pool Q47624, 4.50%, 04/01/2047	230,216	226,717
Pool Q48294, 4.50%, 05/01/2047	157,053	154,666
Pool Q49044, 4.50%, 07/01/2047	445,592	438,561
Pool Q49608, 4.50%, 07/01/2047	189,316	186,219
Pool Q49902, 4.50%, 08/01/2047	26,877	26,437
Pool Q55774, 4.50%, 04/01/2048	313,548	307,547
Pool Q56476, 4.50%, 05/01/2048	214,480	210,649
Pool Q56906, 4.50%, 06/01/2048	629,483	617,410
Pool Q57389, 4.50%, 07/01/2048	395,162	387,931
Pool Q57906, 4.50%, 08/01/2048	814,118	799,219
Pool Q58775, 4.50%, 09/01/2048	570,312	558,848
Pool Q59454, 4.50%, 11/01/2048	97,701	96,043
Pool Q60215, 4.50%, 11/01/2048	315,374	309,035
Pool A92906, 5.00%, 07/01/2040	163,271	165,504
Pool A56707, 5.50%, 01/01/2037	47,667	49,085
Pool A58653, 5.50%, 03/01/2037	41,712	42,959
Pool A68746, 5.50%, 10/01/2037	104,064	107,227
Pool A76192, 5.50%, 04/01/2038	114,172	117,916
Pool A76444, 5.50%, 04/01/2038	83,361	86,092
Pool A78742, 5.50%, 06/01/2038	115,710	119,501
Pool G06072, 6.00%, 06/01/2038	103,669	108,326
Pool G06073, 6.50%, 10/01/2037	251,210	265,057
		34,692,244
FHA Project Loans - 0.12%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,044,526	4,641,752

FHLMC Single Family - 7.76%
Pool QN8332, 2.00%, 11/01/2036	218,839	201,675
Pool QB3154, 2.00%, 09/01/2050	2,137,370	1,731,842
Pool QB3835, 2.00%, 09/01/2050	2,509,465	2,033,339
Pool QB3978, 2.00%, 09/01/2050	2,713,740	2,198,857
Pool RA3677, 2.00%, 09/01/2050	1,376,786	1,115,566
Pool QB4065, 2.00%, 10/01/2050	1,015,677	822,971
Pool QB4506, 2.00%, 10/01/2050	2,146,659	1,738,620

The accompanying notes are an integral part of the financial statements.

4	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB5044, 2.00%, 11/01/2050	$2,241,176	$1,815,171
Pool QB5903, 2.00%, 11/01/2050	1,049,811	857,948
Pool QB6583, 2.00%, 12/01/2050	1,080,624	874,464
Pool QB7302, 2.00%, 01/01/2051	1,544,936	1,258,325
Pool QB8043, 2.00%, 01/01/2051	1,489,247	1,216,034
Pool QB8769, 2.00%, 02/01/2051	2,671,552	2,160,031
Pool QB9466, 2.00%, 03/01/2051	3,855,995	3,129,414
Pool RA4768, 2.00%, 03/01/2051	2,754,298	2,235,308
Pool RA4957, 2.00%, 03/01/2051	1,696,836	1,376,511
Pool QC0480, 2.00%, 04/01/2051	2,773,834	2,263,028
Pool QC1370, 2.00%, 04/01/2051	2,306,886	1,885,446
Pool RA5067, 2.00%, 04/01/2051	1,206,486	974,638
Pool QC3549, 2.00%, 06/01/2051	543,797	443,087
Pool RA5570, 2.00%, 07/01/2051	1,373,020	1,107,733
Pool RA5594, 2.00%, 07/01/2051	870,722	702,486
Pool QC5139, 2.00%, 08/01/2051	3,360,688	2,729,527
Pool QC6098, 2.00%, 08/01/2051	948,893	768,108
Pool RA5698, 2.00%, 08/01/2051	1,849,624	1,492,250
Pool QC6906, 2.00%, 09/01/2051	2,147,896	1,731,393
Pool QC8223, 2.00%, 10/01/2051	2,110,733	1,712,851
Pool QC9420, 2.00%, 10/01/2051	1,242,828	1,010,927
Pool RA6095, 2.00%, 10/01/2051	1,912,604	1,541,727
Pool QD1137, 2.00%, 11/01/2051	1,051,430	852,498
Pool QD2417, 2.00%, 12/01/2051	411,493	335,314
Pool QD5482, 2.00%, 01/01/2052	854,811	692,483
Pool QD6359, 2.00%, 02/01/2052	1,161,335	934,518
Pool QD7968, 2.00%, 02/01/2052	1,842,273	1,482,463
Pool RA2477, 2.50%, 04/01/2050	778,621	661,035
Pool RA2531, 2.50%, 05/01/2050	1,430,102	1,226,172
Pool RA2532, 2.50%, 05/01/2050	357,714	306,341
Pool RA2612, 2.50%, 05/01/2050	4,071,474	3,454,081
Pool QB0264, 2.50%, 06/01/2050	756,305	641,386
Pool QB0406, 2.50%, 06/01/2050	602,084	515,429
Pool QB0768, 2.50%, 07/01/2050	80,164	68,804
Pool QB0769, 2.50%, 07/01/2050	1,128,079	956,669
Pool QB0821, 2.50%, 07/01/2050	456,985	390,840
Pool QB1534, 2.50%, 07/01/2050	763,348	651,346
Pool QB1536, 2.50%, 07/01/2050	632,404	536,115
Pool QB1680, 2.50%, 07/01/2050	784,744	665,260
Pool RA3120, 2.50%, 07/01/2050	1,353,983	1,147,828
Pool QB2045, 2.50%, 08/01/2050	1,523,239	1,290,841
Pool QB2636, 2.50%, 08/01/2050	667,128	570,825
Pool QB2675, 2.50%, 08/01/2050	933,500	798,103
Pool QB2739, 2.50%, 08/01/2050	1,171,200	992,512
Pool RA3298, 2.50%, 08/01/2050	2,549,572	2,161,378
Pool RA3322, 2.50%, 08/01/2050	414,347	351,131
Pool RA3381, 2.50%, 08/01/2050	1,938,738	1,642,949
Pool QB3152, 2.50%, 09/01/2050	1,226,229	1,050,065
Pool QB3834, 2.50%, 09/01/2050	1,244,016	1,063,207
Pool QB3976, 2.50%, 09/01/2050	1,424,057	1,217,203
Pool RA3545, 2.50%, 09/01/2050	672,908	570,243
Pool QB4066, 2.50%, 10/01/2050	631,810	541,042
Pool QB4507, 2.50%, 10/01/2050	1,653,876	1,409,717
Pool QB5042, 2.50%, 11/01/2050	2,974,266	2,518,645
Pool QB5904, 2.50%, 11/01/2050	1,281,930	1,092,390

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool QC1163, 2.50%, 04/01/2051	$1,191,290	$1,013,209
Pool QC1953, 2.50%, 05/01/2051	1,430,412	1,219,844
Pool QC3550, 2.50%, 07/01/2051	1,949,483	1,660,819
Pool QC4341, 2.50%, 07/01/2051	798,653	682,129
Pool QC5136, 2.50%, 08/01/2051	2,250,089	1,911,721
Pool QC6096, 2.50%, 08/01/2051	1,739,178	1,477,039
Pool QC6907, 2.50%, 09/01/2051	774,853	653,760
Pool QC9422, 2.50%, 10/01/2051	1,408,956	1,199,447
Pool QD1136, 2.50%, 11/01/2051	1,279,893	1,085,897
Pool QD4139, 2.50%, 12/01/2051	655,696	559,717
Pool QD4141, 2.50%, 12/01/2051	759,430	646,719
Pool RA6478, 2.50%, 12/01/2051	8,244	6,948
Pool QD4132, 2.50%, 01/01/2052	1,445,727	1,226,748
Pool QD6358, 2.50%, 02/01/2052	696,014	590,069
Pool QD7966, 2.50%, 02/01/2052	527,995	444,662
Pool RA6794, 2.50%, 02/01/2052	860,607	724,779
Pool QD8214, 2.50%, 03/01/2052	667,685	568,772
Pool QA2069, 3.00%, 08/01/2049	443,759	392,687
Pool QA2173, 3.00%, 08/01/2049	222,981	198,502
Pool QA2405, 3.00%, 09/01/2049	309,077	274,693
Pool QA3109, 3.00%, 09/01/2049	589,101	523,378
Pool QA3562, 3.00%, 10/01/2049	511,134	455,526
Pool QA4231, 3.00%, 11/01/2049	1,271,721	1,124,027
Pool QA4780, 3.00%, 11/01/2049	391,752	346,665
Pool RA1773, 3.00%, 11/01/2049	627,823	554,910
Pool QA5579, 3.00%, 12/01/2049	936,508	827,745
Pool QA5721, 3.00%, 01/01/2050	830,379	737,737
Pool QA5900, 3.00%, 01/01/2050	204,670	182,700
Pool QA6535, 3.00%, 01/01/2050	745,107	661,979
Pool RA2089, 3.00%, 01/01/2050	467,085	412,839
Pool QA6834, 3.00%, 02/01/2050	280,726	250,474
Pool QA7417, 3.00%, 02/01/2050	814,673	724,097
Pool QA7634, 3.00%, 03/01/2050	883,818	782,495
Pool QA8482, 3.00%, 03/01/2050	1,067,368	950,306
Pool QB0265, 3.00%, 06/01/2050	228,933	204,808
Pool QB0757, 3.00%, 07/01/2050	397,407	353,644
Pool QB0816, 3.00%, 07/01/2050	386,219	341,583
Pool QB1681, 3.00%, 07/01/2050	484,376	431,664
Pool QB2046, 3.00%, 08/01/2050	807,183	717,664
Pool QB2674, 3.00%, 08/01/2050	808,313	714,394
Pool QB3153, 3.00%, 09/01/2050	1,219,313	1,081,483
Pool QD8209, 3.00%, 03/01/2052	1,211,813	1,063,966
Pool QE0361, 3.00%, 04/01/2052	295,677	260,482
Pool QE0366, 3.00%, 04/01/2052	652,762	576,408
Pool QE1667, 3.00%, 04/01/2052	835,092	734,067
Pool QE2155, 3.00%, 04/01/2052	901,585	789,844
Pool QE1714, 3.00%, 05/01/2052	1,352,726	1,185,072
Pool QE1717, 3.00%, 05/01/2052	1,160,664	1,024,099
Pool QA2070, 3.50%, 08/01/2049	400,755	369,558
Pool QA2301, 3.50%, 08/01/2049	268,179	247,102
Pool QA3110, 3.50%, 09/01/2049	453,624	417,326
Pool QA3982, 3.50%, 10/01/2049	88,483	81,916
Pool QA4885, 3.50%, 11/01/2049	241,195	222,749
Pool QA6536, 3.50%, 01/01/2050	451,589	415,673
Pool QA7418, 3.50%, 02/01/2050	474,223	436,994

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QE0367, 3.50%, 04/01/2052	$368,334	$336,242
Pool QE0369, 3.50%, 04/01/2052	735,006	675,052
Pool QE1713, 3.50%, 05/01/2052	1,504,982	1,383,321
Pool QE1715, 3.50%, 05/01/2052	2,216,616	2,018,904
Pool QE2624, 3.50%, 05/01/2052	923,532	843,066
Pool QE7181, 3.50%, 06/01/2052	640,880	583,545
Pool RA7611, 3.50%, 06/01/2052	1,270,435	1,164,922
Pool QA2406, 4.00%, 09/01/2049	68,418	65,382
Pool QA4064, 4.00%, 10/01/2049	273,163	259,467
Pool QE1708, 4.00%, 05/01/2052	1,393,665	1,321,629
Pool QE1709, 4.00%, 05/01/2052	603,710	571,136
Pool QE2611, 4.00%, 05/01/2052	1,103,176	1,037,217
Pool RA7612, 4.00%, 07/01/2052	1,695,513	1,594,007
Pool QF0536, 4.00%, 09/01/2052	336,012	317,543
Pool RA7570, 4.00%, 09/01/2052	587,759	552,481
Pool QF3781, 4.00%, 11/01/2052	342,171	323,063
Pool QF0540, 4.50%, 09/01/2052	821,965	794,722
Pool RA8057, 4.50%, 09/01/2052	176,110	170,564
Pool QF2487, 4.50%, 10/01/2052	778,916	754,584
Pool QF3782, 4.50%, 11/01/2052	626,146	604,602
Pool QF5327, 4.50%, 12/01/2052	486,268	470,051
Pool QG0426, 4.50%, 04/01/2053	817,419	788,310
Pool QG3359, 4.50%, 05/01/2053	555,386	535,807
Pool QJ7060, 4.50%, 10/01/2054	147,113	141,551
Pool QX0540, 4.50%, 11/01/2054	1,682,245	1,617,283
Pool QZ9107, 4.50%, 11/01/2055	414,024	398,607
Pool TA2201, 4.50%, 12/01/2055	3,225,945	3,102,943
Pool TA5419, 4.50%, 02/01/2056	2,397,516	2,303,487
Pool TA8990, 4.50%, 03/01/2056	2,362,807	2,270,043
Pool TB2208, 4.50%, 05/01/2056	1,224,981	1,178,737
Pool QF3779, 5.00%, 11/01/2052	2,341,798	2,320,352
Pool QF5326, 5.00%, 01/01/2053	958,424	951,680
Pool QF7077, 5.00%, 02/01/2053	243,017	240,839
Pool QG0421, 5.00%, 04/01/2053	1,654,145	1,643,167
Pool QG0424, 5.00%, 04/01/2053	2,218,156	2,197,832
Pool QG3332, 5.00%, 05/01/2053	701,509	695,318
Pool QG5425, 5.00%, 06/01/2053	1,959,189	1,941,843
Pool QG8430, 5.00%, 07/01/2053	691,065	684,966
Pool QH0480, 5.00%, 09/01/2053	124,931	123,825
Pool QI4113, 5.00%, 04/01/2054	691,870	682,881
Pool QJ3298, 5.00%, 09/01/2054	371,986	367,445
Pool QJ7081, 5.00%, 10/01/2054	1,345,991	1,329,559
Pool QX0527, 5.00%, 12/01/2054	2,171,474	2,141,714
Pool QX2151, 5.00%, 12/01/2054	444,935	439,013
Pool QX4012, 5.00%, 01/01/2055	664,946	656,467
Pool QX9333, 5.00%, 02/01/2055	579,255	574,377
Pool QX8827, 5.00%, 03/01/2055	138,860	136,890
Pool QY3815, 5.00%, 05/01/2055	941,660	931,862
Pool QY6271, 5.00%, 06/01/2055	769,405	762,795
Pool QY9430, 5.00%, 07/01/2055	1,263,267	1,248,118
Pool QZ3449, 5.00%, 09/01/2055	1,086,827	1,074,395
Pool QZ9114, 5.00%, 11/01/2055	6,800,987	6,709,242
Pool TA2205, 5.00%, 12/01/2055	9,002,685	8,881,240
Pool TA5453, 5.00%, 02/01/2056	8,597,840	8,472,692
Pool TA8988, 5.00%, 03/01/2056	4,845,816	4,775,772

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool TB2230, 5.00%, 05/01/2056	$3,965,712	$3,914,594
Pool QF2486, 5.50%, 09/01/2052	1,305,530	1,325,302
Pool QF3780, 5.50%, 11/01/2052	1,494,210	1,517,701
Pool QF5328, 5.50%, 01/01/2053	674,031	683,013
Pool QF7080, 5.50%, 02/01/2053	856,474	867,492
Pool QG0437, 5.50%, 03/01/2053	727,892	733,015
Pool QG3342, 5.50%, 05/01/2053	714,290	720,586
Pool QG5427, 5.50%, 06/01/2053	308,031	312,203
Pool QG8431, 5.50%, 07/01/2053	463,914	469,097
Pool QH0481, 5.50%, 09/01/2053	578,313	584,098
Pool QH5152, 5.50%, 11/01/2053	387,077	389,905
Pool QI1387, 5.50%, 03/01/2054	103,951	104,824
Pool QI4092, 5.50%, 04/01/2054	769,824	774,346
Pool QI5646, 5.50%, 05/01/2054	221,478	223,711
Pool QI8488, 5.50%, 06/01/2054	398,059	400,376
Pool QJ0995, 5.50%, 07/01/2054	217,706	220,062
Pool QX2154, 5.50%, 11/01/2054	666,733	670,604
Pool QX0517, 5.50%, 12/01/2054	786,143	790,400
Pool QX4040, 5.50%, 01/01/2055	2,272,469	2,291,549
Pool QX4745, 5.50%, 01/01/2055	663,830	671,538
Pool QX9332, 5.50%, 02/01/2055	262,570	265,649
Pool QX8790, 5.50%, 03/01/2055	584,563	587,813
Pool QX9120, 5.50%, 03/01/2055	379,969	385,001
Pool QX9901, 5.50%, 04/01/2055	347,870	351,068
Pool QY3788, 5.50%, 05/01/2055	2,034,505	2,051,303
Pool QY6745, 5.50%, 05/01/2055	587,584	594,756
Pool QY6274, 5.50%, 06/01/2055	2,214,053	2,238,140
Pool QY9433, 5.50%, 07/01/2055	5,888,345	5,941,630
Pool QZ3447, 5.50%, 09/01/2055	4,348,164	4,397,070
Pool QZ9121, 5.50%, 11/01/2055	5,038,572	5,084,167
Pool TA2199, 5.50%, 12/01/2055	3,937,381	3,958,181
Pool TA5430, 5.50%, 02/01/2056	2,744,063	2,759,685
Pool TA8991, 5.50%, 03/01/2056	4,324,436	4,348,829
Pool TB2251, 5.50%, 04/01/2056	1,375,870	1,385,859
Pool QF3783, 6.00%, 11/01/2052	607,528	624,593
Pool QF5743, 6.00%, 01/01/2053	289,774	298,412
Pool QF7079, 6.00%, 02/01/2053	413,839	426,175
Pool QG0436, 6.00%, 04/01/2053	1,058,996	1,083,596
Pool QG3340, 6.00%, 05/01/2053	1,172,607	1,203,193
Pool QG5437, 6.00%, 06/01/2053	529,544	543,802
Pool QG8432, 6.00%, 07/01/2053	199,877	205,151
Pool QH0478, 6.00%, 09/01/2053	1,464,287	1,502,059
Pool QH5153, 6.00%, 11/01/2053	803,951	824,689
Pool QH7527, 6.00%, 12/01/2053	224,878	230,744
Pool QI4106, 6.00%, 04/01/2054	667,090	684,303
Pool QI5653, 6.00%, 05/01/2054	450,502	464,779
Pool QI8485, 6.00%, 06/01/2054	510,647	523,797
Pool QJ0983, 6.00%, 08/01/2054	1,038,553	1,065,576
Pool SD8454, 6.00%, 08/01/2054	11,975,717	12,241,711
Pool QJ3256, 6.00%, 09/01/2054	895,912	919,030
Pool QX4010, 6.00%, 01/01/2055	440,454	452,402
Pool QX8840, 6.00%, 03/01/2055	1,053,441	1,078,373
Pool QX9121, 6.00%, 03/01/2055	752,671	775,553
Pool QX9931, 6.00%, 04/01/2055	1,680,365	1,720,431
Pool QY3776, 6.00%, 05/01/2055	2,458,629	2,523,090

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QY6320, 6.00%, 06/01/2055	$2,611,290	$2,700,284
Pool QY9427, 6.00%, 07/01/2055	5,515,644	5,653,384
Pool QZ3446, 6.00%, 09/01/2055	4,833,521	4,964,780
Pool QZ9126, 6.00%, 11/01/2055	3,852,938	3,951,597
Pool TA2203, 6.00%, 12/01/2055	1,236,640	1,268,898
Pool TA5440, 6.00%, 02/01/2056	1,768,511	1,814,157
Pool TA8989, 6.00%, 03/01/2056	709,268	727,835
Pool TB2274, 6.00%, 05/01/2056	762,150	783,615
Pool QF5742, 6.50%, 01/01/2053	211,616	221,020
Pool QH5154, 6.50%, 11/01/2053	465,313	485,082
Pool QH7532, 6.50%, 12/01/2053	58,530	60,921
Pool QI0785, 6.50%, 02/01/2054	295,516	308,917
Pool QI4080, 6.50%, 04/01/2054	311,727	324,411
Pool QI5648, 6.50%, 05/01/2054	307,273	321,733
Pool QI8487, 6.50%, 06/01/2054	1,228,221	1,278,996
Pool QJ0978, 6.50%, 07/01/2054	520,096	543,782
Pool QX9895, 6.50%, 03/01/2055	463,728	481,838
Pool QY6313, 6.50%, 06/01/2055	1,481,673	1,540,954
Pool QY9432, 6.50%, 07/01/2055	1,759,026	1,836,089
Pool QZ3451, 6.50%, 09/01/2055	1,172,230	1,219,882
Pool QZ9124, 6.50%, 10/01/2055	418,450	435,552
Pool TB2283, 6.50%, 05/01/2056	890,115	934,627
Pool QH5155, 7.00%, 11/01/2053	627,257	663,012
Pool QH7533, 7.00%, 12/01/2053	487,459	516,645
Pool QI8486, 7.00%, 06/01/2054	154,538	163,434
		305,430,668
FHMS Multifamily - 4.33%
Pool KG03, 0.70%, 04/25/2029 (b)	965,215	915,628
Pool P003, 0.83%, 02/25/2031	3,240,853	2,934,752
Pool KG04, 0.85%, 06/25/2030	6,910,463	6,425,217
Pool K123, 0.93%, 06/25/2030	2,206,597	2,057,693
Pool K124, 0.96%, 08/25/2030	2,321,296	2,160,045
Pool Q012, 1.01%, 08/25/2030	2,734,655	2,581,715
Pool P009, 1.13%, 01/25/2031	12,863,456	12,151,143
Pool WA4405, 1.15%, 05/01/2027	653,418	642,827
Pool K131, 1.16%, 01/25/2031	3,377,138	3,127,215
Pool P011, 1.20%, 09/25/2031	346,975	322,180
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	7,109,149
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,858,074
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,432,974
Pool K109, 1.56%, 04/25/2030	1,500,000	1,354,084
Pool Q014, 1.56%, 01/25/2036	2,216,975	1,826,292
Pool K741, 1.60%, 12/25/2027	19,078,257	18,376,238
Pool 2021-ML08, 1.88%, 07/25/2037	1,296,325	1,075,498
Pool WN0034, 1.94%, 04/01/2037	811,811	624,898
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	8,535,572
Pool K140, 2.29%, 07/25/2031	450,461	421,990
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,142,244
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,218,988
Pool K094, 2.70%, 04/25/2029	2,300,621	2,247,362
Pool P013, 2.76%, 02/25/2032 (b)	450,000	405,660
Pool WA4420, 3.10%, 02/01/2029	3,204,569	3,108,624
Pool K147, 3.39%, 02/25/2032 (b)	493,955	477,447
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,430,422

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool F118, 3.85%, (SOFR30A+0.200%), 07/25/2028 (b)	$209,950	$209,297
Pool K556, 3.95%, 01/25/2031 (b)	9,893,000	9,692,918
Pool WN1725, 4.25%, 11/01/2032	13,254,000	13,014,261
Pool Q028, 4.36%, 07/25/2029	7,351,560	7,344,238
Pool WN5174, 4.39%, 10/01/2029	4,775,000	4,754,316
Pool WN5212, 4.55%, 11/01/2029	17,303,000	17,306,119
Pool 2024-P016, 4.62%, 03/25/2029 (b)	13,100,959	13,111,580
Pool Q027, 4.66%, 08/25/2031	2,853,000	2,875,679
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,209,160
Pool WN2590, 5.08%, 04/01/2029	1,805,000	1,823,521
		170,305,020
FNMA Multifamily - 10.99%
Pool BS1033, 1.02%, 02/01/2028	6,625,831	6,277,049
Pool BS1139, 1.04%, 02/01/2028	2,228,208	2,114,752
Pool BL8108, 1.19%, 09/01/2032	2,601,716	2,175,809
Pool BL7910, 1.23%, 08/01/2027	4,536,462	4,382,472
Pool BL7892, 1.24%, 08/01/2030	5,658,382	5,006,376
Pool BL7247, 1.25%, 06/01/2030	2,715,520	2,421,534
Pool BL7686, 1.28%, 08/01/2030	2,598,546	2,307,772
Pool BL7010, 1.30%, 06/01/2030	9,377,651	8,361,240
Pool BL7898, 1.31%, 08/01/2032	3,800,000	3,172,378
Pool BL8103, 1.32%, 12/01/2030	6,323,598	5,574,734
Pool BL8000, 1.34%, 09/01/2030	4,767,512	4,210,383
Pool BL8013, 1.36%, 08/01/2035	3,910,601	3,049,345
Pool BL8014, 1.36%, 08/01/2035	3,611,161	2,815,852
Pool 2021-M1S, 1.37%, 12/25/2030 (b)	11,718,092	10,381,268
Pool BS0025, 1.38%, 12/01/2030	7,019,872	6,203,918
Pool BS0596, 1.38%, 01/01/2031	200,000	175,229
Pool BL7636, 1.41%, 07/01/2032	1,081,281	915,281
Pool BL9838, 1.48%, 12/01/2030	2,264,414	2,006,949
Pool BL6827, 1.50%, 06/01/2032	5,273,941	4,548,777
Pool BL7673, 1.57%, 08/01/2037	7,152,371	5,383,063
Pool BS1482, 1.61%, 03/01/2031	1,330,829	1,180,473
Pool BS0391, 1.63%, 01/01/2033	4,494,531	3,808,152
Pool BS0179, 1.67%, 01/01/2033	736,684	626,463
Pool BS4667, 1.71%, 03/01/2029	3,317,641	3,090,663
Pool BL7338, 1.81%, 07/01/2032	1,587,213	1,378,334
Pool BS1977, 1.85%, 05/01/2031	3,570,316	3,183,116
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,093,115
Pool BL6240, 1.94%, 03/01/2030	718,105	658,634
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,793,602
Pool BL6159, 2.06%, 03/01/2030	1,667,127	1,538,002
Pool 2022-M1S, 2.08%, 04/25/2032 (b)	2,500,000	2,204,059
Pool BL5261, 2.18%, 03/01/2030	1,730,200	1,605,258
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,359,544
Pool BL5452, 2.41%, 01/01/2030	3,080,014	2,883,312
Pool BS5203, 2.41%, 04/01/2032	1,077,314	970,046
Pool BL4589, 2.45%, 10/01/2029	989,093	932,820
Pool BL5265, 2.47%, 01/01/2030	710,914	668,256
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,200,845
Pool BL4134, 2.52%, 02/01/2034	603,148	531,273
Pool AM0414, 2.87%, 09/01/2027	5,602,552	5,511,863
Pool AN6823, 2.95%, 09/01/2029	2,306,528	2,211,381
Pool AN5536, 2.97%, 05/01/2027	2,850,777	2,819,039

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BL2741, 2.97%, 06/01/2029	$3,033,174	$2,920,389
Pool AN6926, 3.00%, 11/01/2032	873,015	806,959
Pool BL4558, 3.00%, 11/01/2035	774,159	681,910
Pool AN7354, 3.03%, 11/01/2027	2,338,884	2,301,073
Pool AN5758, 3.09%, 06/01/2027	1,306,689	1,291,976
Pool BL2603, 3.10%, 05/01/2029	4,996,647	4,806,525
Pool AN8521, 3.19%, 03/01/2028	2,227,044	2,182,234
Pool BL2561, 3.20%, 05/01/2029	4,577,097	4,437,456
Pool AN6232, 3.20%, 08/01/2029	4,505,460	4,357,498
Pool AN4133, 3.21%, 01/01/2033	202,977	189,581
Pool AM8227, 3.21%, 03/01/2033	78,041	72,638
Pool AN5792, 3.30%, 04/01/2034	848,400	776,743
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,762,189
Pool AM9780, 3.31%, 03/01/2031	341,937	326,264
Pool BL2377, 3.34%, 05/01/2031	2,615,349	2,481,442
Pool AN8814, 3.36%, 04/01/2028	854,316	840,757
Pool AN4505, 3.36%, 02/01/2032	891,638	844,437
Pool AN5418, 3.40%, 05/01/2033	750,000	700,942
Pool AN8736, 3.48%, 05/01/2028	3,792,964	3,737,278
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,732,471
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,710,383
Pool BS5528, 3.60%, 06/01/2032	2,413,353	2,306,072
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,127,474
Pool BS5916, 3.72%, 06/01/2032	9,564,322	9,157,455
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,088,333
Pool AN4171, 3.79%, 01/01/2035	709,672	671,097
Pool AN9844, 3.80%, 07/01/2030	712,623	697,351
Pool AM9376, 3.83%, 07/01/2045	402,233	363,793
Pool AN0360, 3.95%, 12/01/2045	100,000	85,222
Pool BZ6126, 4.08%, 01/01/2031	7,515,000	7,399,275
Pool AN4676, 4.10%, 03/01/2047	1,125,460	1,031,053
Pool BS6657, 4.14%, 09/01/2029	5,524,562	5,467,189
Pool 2026-M11, 4.15%, 09/25/2030	6,937,000	6,874,266
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,099,874
Pool BZ4015, 4.25%, 06/01/2032	5,013,000	4,935,576
Pool BZ2063, 4.27%, 10/01/2029	999,192	995,251
Pool BZ0520, 4.29%, 03/01/2034	3,975,000	3,892,239
Pool BZ5158, 4.32%, 10/01/2030	1,362,473	1,355,926
Pool BZ1957, 4.35%, 10/01/2034	14,100,000	13,771,175
Pool BZ5988, 4.41%, 12/01/2030	10,000,000	9,937,580
Pool BZ3372, 4.43%, 03/01/2030	2,500,000	2,499,622
Pool BZ3454, 4.45%, 05/01/2035	3,914,000	3,849,685
Pool BZ3803, 4.46%, 05/01/2030	4,027,718	4,029,231
Pool BZ7130, 4.47%, 05/01/2031	2,465,000	2,461,633
Pool BS8569, 4.48%, 05/01/2030	1,216,328	1,218,009
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,334,833
Pool BZ6095, 4.49%, 01/01/2031	1,000,000	1,000,163
Pool 2023-M1S, 4.50%, 04/25/2033 (b)	3,810,000	3,797,452
Pool BZ6998, 4.54%, 05/01/2031	6,278,000	6,286,742
Pool BZ1911, 4.55%, 09/01/2034	3,402,390	3,385,909
Pool BS6963, 4.56%, 10/01/2029	4,603,175	4,619,298
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,233,631
Pool BS7448, 4.57%, 12/01/2032	5,172,253	5,180,181
Pool BZ0408, 4.62%, 01/01/2034	3,828,769	3,821,904
Pool BZ0204, 4.64%, 01/01/2034	2,500,000	2,501,447

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Pool BS7955, 4.74%, 04/01/2033	$1,455,960	$1,466,688
Pool BZ3013, 4.74%, 01/01/2035	8,964,000	8,975,554
Pool BZ6516, 4.78%, 03/01/2033	1,228,000	1,225,429
Pool BZ6817, 4.81%, 04/01/2033	3,250,000	3,284,452
Pool BZ1929, 4.81%, 08/01/2034	1,970,111	1,990,026
Pool BZ4657, 4.84%, 08/01/2035	9,800,000	9,864,160
Pool 2024-M5, 4.85%, 08/25/2034 (b)	4,721,000	4,763,141
Pool BZ3541, 4.86%, 04/01/2035	2,970,969	3,003,992
Pool BZ0312, 4.87%, 01/01/2029	2,912,664	2,946,796
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,641,897
Pool BS7278, 4.90%, 11/01/2027	7,553,253	7,553,252
Pool BS8361, 4.91%, 05/01/2030	3,013,995	3,034,196
Pool BZ1270, 4.91%, 12/01/2034	1,704,890	1,731,222
Pool BZ0133, 4.92%, 12/01/2028	1,400,000	1,417,772
Pool BS9538, 4.97%, 09/01/2033	4,060,899	4,140,442
Pool BZ2963, 5.00%, 01/01/2032	4,940,000	5,041,053
Pool BZ3345, 5.04%, 04/01/2035	17,291,050	17,658,687
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,019,126
Pool BZ3874, 5.13%, 05/01/2035	2,000,000	2,053,468
Pool BZ0707, 5.14%, 04/01/2031	2,108,539	2,142,705
Pool BS7201, 5.17%, 11/01/2032	4,476,569	4,608,544
Pool BZ0167, 5.20%, 12/01/2028	2,566,000	2,595,193
Pool BZ0017, 5.50%, 12/01/2033	5,235,000	5,484,519
Pool BS7954, 5.55%, 04/01/2033	849,993	872,678
Pool 467914, 6.10%, 04/01/2041	415,720	415,720
Pool 463997, 6.12%, 12/01/2027	803,820	803,820
Pool 464836, 6.23%, 03/01/2028	1,301,966	1,301,966
Pool 465260, 6.33%, 06/01/2028	1,187,629	1,187,629
Pool 464254, 6.34%, 11/01/2027	2,186,996	2,186,996
Pool 464969, 6.34%, 04/01/2028	2,243,163	2,243,163
Pool 464632, 6.50%, 02/01/2028	372,128	372,128
Pool 465588, 6.55%, 07/01/2028	457,668	457,668
Pool 464573, 6.72%, 02/01/2040	1,967,297	1,967,297
		432,620,896
FNMA Single Family - 22.08%
Pool BU1090, 1.50%, 10/01/2036	201,351	181,366
Pool BQ1545, 2.00%, 09/01/2050	2,472,860	2,004,542
Pool BQ1571, 2.00%, 09/01/2050	3,372,366	2,732,521
Pool BQ1603, 2.00%, 09/01/2050	1,130,682	924,827
Pool BQ2362, 2.00%, 09/01/2050	2,594,515	2,102,253
Pool BQ3064, 2.00%, 09/01/2050	2,112,835	1,711,963
Pool CA7182, 2.00%, 09/01/2050	1,571,041	1,272,964
Pool BP7434, 2.00%, 10/01/2050	778,712	630,966
Pool BQ3112, 2.00%, 10/01/2050	1,740,376	1,409,564
Pool BQ4812, 2.00%, 10/01/2050	2,766,852	2,240,926
Pool BQ4876, 2.00%, 10/01/2050	1,699,422	1,376,394
Pool CA7287, 2.00%, 10/01/2050	1,055,624	855,338
Pool BQ5814, 2.00%, 11/01/2050	1,792,405	1,451,704
Pool BQ7638, 2.00%, 11/01/2050	1,103,197	903,666
Pool CA7661, 2.00%, 11/01/2050	2,019,411	1,635,560
Pool CA8322, 2.00%, 12/01/2050	1,935,233	1,566,032
Pool BR0679, 2.00%, 01/01/2051	2,639,653	2,136,064
Pool BR1282, 2.00%, 01/01/2051	1,348,225	1,090,542
Pool BQ4492, 2.00%, 02/01/2051	808,466	658,200

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BR3230, 2.00%, 02/01/2051	$3,334,416	$2,714,002
Pool CA9082, 2.00%, 02/01/2051	2,739,240	2,215,696
Pool BR4749, 2.00%, 03/01/2051	1,194,122	971,523
Pool CB0668, 2.00%, 05/01/2051	1,683,854	1,359,684
Pool MA4355, 2.00%, 06/01/2051	8,219,347	6,636,987
Pool BT1268, 2.00%, 07/01/2051	2,175,889	1,762,852
Pool BT1347, 2.00%, 07/01/2051	3,013,276	2,447,362
Pool BR2232, 2.00%, 08/01/2051	715,467	577,229
Pool BT2780, 2.00%, 08/01/2051	4,599,879	3,725,104
Pool BT7189, 2.00%, 08/01/2051	2,891,598	2,331,891
Pool BT9013, 2.00%, 08/01/2051	953,763	769,482
Pool BT7259, 2.00%, 09/01/2051	4,004,317	3,227,831
Pool BT7351, 2.00%, 10/01/2051	4,293,952	3,461,303
Pool BU1092, 2.00%, 10/01/2051	2,813,049	2,275,137
Pool BU2995, 2.00%, 10/01/2051	1,008,401	820,242
Pool BU3147, 2.00%, 10/01/2051	434,249	351,212
Pool CB1941, 2.00%, 10/01/2051	7,805,040	6,288,825
Pool BU1004, 2.00%, 11/01/2051	2,282,721	1,856,784
Pool BU7796, 2.00%, 11/01/2051	1,252,710	1,013,166
Pool BU9860, 2.00%, 01/01/2052	786,917	640,974
Pool BU9861, 2.00%, 01/01/2052	1,661,722	1,342,228
Pool BT2173, 2.00%, 02/01/2052	1,769,855	1,429,570
Pool BV3015, 2.00%, 02/01/2052	1,619,516	1,303,982
Pool BV3016, 2.00%, 02/01/2052	1,099,740	895,781
Pool BV3213, 2.00%, 02/01/2052	1,417,561	1,140,700
Pool BV4124, 2.00%, 02/01/2052	1,120,821	902,449
Pool BV4125, 2.00%, 02/01/2052	438,484	355,509
Pool BV5522, 2.00%, 02/01/2052	272,800	219,650
Pool CB2791, 2.00%, 02/01/2052	7,270,710	5,850,684
Pool BP5424, 2.50%, 05/01/2050	628,846	538,636
Pool CA5693, 2.50%, 05/01/2050	887,124	758,222
Pool BP5447, 2.50%, 06/01/2050	360,111	308,344
Pool BP5470, 2.50%, 06/01/2050	350,962	300,450
Pool BP5498, 2.50%, 06/01/2050	701,448	594,864
Pool BP8732, 2.50%, 06/01/2050	1,013,483	859,486
Pool CA6159, 2.50%, 06/01/2050	1,066,153	904,483
Pool BP8742, 2.50%, 07/01/2050	467,362	396,347
Pool BP8759, 2.50%, 07/01/2050	773,134	655,658
Pool BP8789, 2.50%, 07/01/2050	671,285	574,463
Pool BP8814, 2.50%, 07/01/2050	328,447	281,459
Pool BP9533, 2.50%, 07/01/2050	1,400,619	1,187,363
Pool BP9534, 2.50%, 07/01/2050	917,253	785,119
Pool BP9566, 2.50%, 07/01/2050	200,546	171,621
Pool BP9596, 2.50%, 08/01/2050	381,149	326,852
Pool BP9598, 2.50%, 08/01/2050	227,741	195,091
Pool BQ0192, 2.50%, 08/01/2050	1,154,879	987,372
Pool BQ0210, 2.50%, 08/01/2050	1,510,050	1,292,067
Pool BQ0228, 2.50%, 08/01/2050	1,265,411	1,079,462
Pool BQ0248, 2.50%, 08/01/2050	729,050	622,184
Pool CA6683, 2.50%, 08/01/2050	2,495,231	2,114,538
Pool BQ1546, 2.50%, 09/01/2050	2,066,536	1,751,249
Pool BQ1572, 2.50%, 09/01/2050	2,585,629	2,190,343
Pool BQ1604, 2.50%, 09/01/2050	1,730,318	1,478,978
Pool BQ2363, 2.50%, 09/01/2050	1,294,688	1,096,758
Pool BQ3065, 2.50%, 09/01/2050	2,299,809	1,965,746

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Pool BQ3113, 2.50%, 10/01/2050	$1,025,058	$868,032
Pool BQ4813, 2.50%, 10/01/2050	2,134,613	1,807,616
Pool BQ4877, 2.50%, 10/01/2050	485,197	415,346
Pool CA7296, 2.50%, 10/01/2050	586,023	496,433
Pool BQ7638, 2.50%, 11/01/2050	2,054,014	1,750,165
Pool CA7663, 2.50%, 11/01/2050	1,236,947	1,047,462
Pool BR2612, 2.50%, 02/01/2051	355,427	303,585
Pool BR5455, 2.50%, 03/01/2051	801,752	684,942
Pool BR7692, 2.50%, 04/01/2051	1,040,614	887,357
Pool BR9147, 2.50%, 05/01/2051	1,813,147	1,546,777
Pool BT1269, 2.50%, 07/01/2051	3,524,448	2,995,493
Pool BT2707, 2.50%, 07/01/2051	4,098,651	3,482,100
Pool BT2781, 2.50%, 08/01/2051	2,571,729	2,189,144
Pool BT7190, 2.50%, 08/01/2051	2,159,267	1,833,810
Pool BT9012, 2.50%, 08/01/2051	463,167	393,565
Pool BT7260, 2.50%, 09/01/2051	1,566,883	1,333,318
Pool BU1093, 2.50%, 10/01/2051	2,564,490	2,162,124
Pool CB2073, 2.50%, 11/01/2051	6,765,251	5,703,789
Pool BU7797, 2.50%, 12/01/2051	824,776	700,066
Pool BU7877, 2.50%, 12/01/2051	1,178,378	1,003,490
Pool BU7879, 2.50%, 12/01/2051	715,897	611,106
Pool BU7880, 2.50%, 12/01/2051	799,060	684,004
Pool BU7876, 2.50%, 01/01/2052	1,750,456	1,474,727
Pool BU7878, 2.50%, 01/01/2052	1,291,869	1,101,460
Pool BU9862, 2.50%, 01/01/2052	633,806	538,994
Pool BU9863, 2.50%, 01/01/2052	1,098,685	936,422
Pool CB2518, 2.50%, 01/01/2052	3,551,205	2,991,824
Pool BT2174, 2.50%, 02/01/2052	908,840	773,398
Pool BV3017, 2.50%, 02/01/2052	950,638	806,047
Pool BV3214, 2.50%, 02/01/2052	484,842	408,320
Pool BV4126, 2.50%, 02/01/2052	303,136	257,280
Pool BV4855, 2.50%, 02/01/2052	493,392	415,725
Pool CB2792, 2.50%, 02/01/2052	2,907,508	2,448,620
Pool BT8101, 2.50%, 03/01/2052	674,826	574,856
Pool BV5521, 2.50%, 03/01/2052	511,962	431,372
Pool BV5364, 2.50%, 04/01/2052	257,993	219,483
Pool BW1785, 2.50%, 04/01/2052	833,261	702,030
Pool CB3337, 2.50%, 04/01/2052	851,752	717,543
Pool AB6333, 3.00%, 09/01/2042	286,961	262,293
Pool AP7482, 3.00%, 09/01/2042	24,587	22,551
Pool AP9712, 3.00%, 09/01/2042	63,107	57,882
Pool AB7486, 3.00%, 12/01/2042	532,744	486,948
Pool AR5591, 3.00%, 01/01/2043	19,747	18,112
Pool AT1983, 3.00%, 04/01/2043	309,536	282,739
Pool AB9496, 3.00%, 05/01/2043	18,604	16,999
Pool AR6415, 3.00%, 05/01/2043	156,204	142,682
Pool AT0343, 3.00%, 05/01/2043	17,058	15,586
Pool AS7134, 3.00%, 05/01/2046	496,651	446,826
Pool AS7340, 3.00%, 06/01/2046	926,295	831,409
Pool BC1141, 3.00%, 06/01/2046	255,366	229,207
Pool AS7521, 3.00%, 07/01/2046	766,861	688,307
Pool BD0472, 3.00%, 07/01/2046	195,970	175,895
Pool AS7816, 3.00%, 08/01/2046	1,361,810	1,222,311
Pool BC2796, 3.00%, 08/01/2046	657,366	590,028
Pool AS7899, 3.00%, 09/01/2046	605,404	543,389

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BD6343, 3.00%, 09/01/2046	$174,336	$156,846
Pool AS8079, 3.00%, 10/01/2046	1,200,806	1,077,799
Pool BC4722, 3.00%, 10/01/2046	276,196	247,903
Pool AS8290, 3.00%, 11/01/2046	962,767	864,144
Pool AS8463, 3.00%, 12/01/2046	1,236,595	1,109,922
Pool BC9073, 3.00%, 12/01/2046	1,319,249	1,184,110
Pool BD7042, 3.00%, 03/01/2047	326,502	292,550
Pool BN6614, 3.00%, 05/01/2049	200,585	177,290
Pool BN8885, 3.00%, 05/01/2049	151,778	134,151
Pool BN6722, 3.00%, 06/01/2049	400,793	354,246
Pool BN8907, 3.00%, 06/01/2049	82,913	73,811
Pool BO1800, 3.00%, 06/01/2049	1,109,839	980,946
Pool BO1272, 3.00%, 07/01/2049	354,327	313,177
Pool BO1283, 3.00%, 07/01/2049	163,789	146,274
Pool CA3873, 3.00%, 07/01/2049	544,117	480,940
Pool BN7692, 3.00%, 08/01/2049	173,359	154,268
Pool BO1314, 3.00%, 08/01/2049	942,601	833,131
Pool BO1318, 3.00%, 08/01/2049	721,041	637,302
Pool BO1324, 3.00%, 08/01/2049	1,546,298	1,366,716
Pool CA3957, 3.00%, 08/01/2049	1,113,298	989,446
Pool BO2209, 3.00%, 09/01/2049	709,600	627,189
Pool BO2957, 3.00%, 09/01/2049	748,790	661,828
Pool BO2962, 3.00%, 09/01/2049	1,106,534	978,024
Pool BO3017, 3.00%, 09/01/2049	1,208,761	1,068,379
Pool BO3200, 3.00%, 09/01/2049	453,259	400,619
Pool CA4244, 3.00%, 09/01/2049	253,935	224,444
Pool BO5402, 3.00%, 10/01/2049	1,188,169	1,055,986
Pool BO5431, 3.00%, 10/01/2049	765,866	676,921
Pool BO5441, 3.00%, 10/01/2049	387,743	345,177
Pool BO4660, 3.00%, 11/01/2049	467,970	413,621
Pool BO5348, 3.00%, 11/01/2049	1,366,641	1,207,924
Pool BO5477, 3.00%, 11/01/2049	690,644	613,592
Pool BO5487, 3.00%, 11/01/2049	877,512	779,890
Pool BO5371, 3.00%, 12/01/2049	488,752	435,098
Pool BO6215, 3.00%, 12/01/2049	198,115	175,107
Pool BO8900, 3.00%, 12/01/2049	571,915	508,109
Pool BO8936, 3.00%, 01/01/2050	1,103,086	974,977
Pool BO8980, 3.00%, 01/01/2050	501,523	446,466
Pool CA5097, 3.00%, 01/01/2050	323,133	285,605
Pool BO9005, 3.00%, 02/01/2050	565,135	499,502
Pool BP1309, 3.00%, 02/01/2050	361,366	322,284
Pool CA5237, 3.00%, 02/01/2050	915,037	808,768
Pool BP1374, 3.00%, 03/01/2050	1,027,208	909,764
Pool BP1467, 3.00%, 03/01/2050	615,373	547,861
Pool BP5412, 3.00%, 05/01/2050	334,673	298,174
Pool BP5425, 3.00%, 05/01/2050	153,289	136,509
Pool CA5694, 3.00%, 05/01/2050	1,315,793	1,164,539
Pool BP5448, 3.00%, 06/01/2050	111,693	99,375
Pool BP5471, 3.00%, 06/01/2050	161,368	143,571
Pool BP5499, 3.00%, 06/01/2050	158,665	141,999
Pool BP8733, 3.00%, 06/01/2050	391,344	346,116
Pool CA6160, 3.00%, 06/01/2050	311,665	275,889
Pool BP8743, 3.00%, 07/01/2050	232,042	206,749
Pool BP8760, 3.00%, 07/01/2050	154,653	137,628
Pool BP8790, 3.00%, 07/01/2050	460,813	409,929

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Pool BP8815, 3.00%, 07/01/2050	$407,144	$362,186
Pool BP9535, 3.00%, 07/01/2050	263,305	234,230
Pool BP9536, 3.00%, 07/01/2050	703,789	626,608
Pool BP9567, 3.00%, 07/01/2050	391,997	350,131
Pool BP9597, 3.00%, 08/01/2050	433,509	385,424
Pool BQ0193, 3.00%, 08/01/2050	356,191	316,574
Pool BQ0211, 3.00%, 08/01/2050	88,928	79,223
Pool BQ0229, 3.00%, 08/01/2050	433,270	385,625
Pool BQ0249, 3.00%, 08/01/2050	257,262	229,697
Pool BQ1573, 3.00%, 09/01/2050	1,233,974	1,096,969
Pool BV4127, 3.00%, 03/01/2052	699,614	617,157
Pool BV5365, 3.00%, 04/01/2052	974,245	853,612
Pool BV5366, 3.00%, 04/01/2052	886,476	782,785
Pool CB3338, 3.00%, 04/01/2052	3,184,760	2,790,416
Pool BT8102, 3.00%, 05/01/2052	718,561	630,725
Pool BV8519, 3.00%, 05/01/2052	1,180,784	1,040,094
Pool BV8520, 3.00%, 05/01/2052	530,350	467,948
Pool BW1786, 3.00%, 05/01/2052	929,179	814,018
Pool AS0092, 3.50%, 07/01/2043	87,819	82,611
Pool AU1769, 3.50%, 08/01/2043	94,068	88,507
Pool AX4858, 3.50%, 12/01/2044	89,778	83,679
Pool AX7551, 3.50%, 01/01/2045	60,241	56,287
Pool AY4388, 3.50%, 02/01/2045	63,053	58,730
Pool AS4536, 3.50%, 03/01/2045	48,716	45,268
Pool AX9585, 3.50%, 03/01/2045	521,151	483,668
Pool AY5019, 3.50%, 03/01/2045	67,759	62,886
Pool AS4738, 3.50%, 04/01/2045	240,394	223,104
Pool AY1387, 3.50%, 04/01/2045	33,779	31,464
Pool AS4913, 3.50%, 05/01/2045	288,649	267,889
Pool AY3458, 3.50%, 05/01/2045	111,146	103,446
Pool AY8271, 3.50%, 05/01/2045	68,741	63,797
Pool AS5117, 3.50%, 06/01/2045	307,820	286,032
Pool AZ2274, 3.50%, 06/01/2045	99,562	92,664
Pool AZ2316, 3.50%, 06/01/2045	43,212	40,153
Pool AS5351, 3.50%, 07/01/2045	62,551	58,053
Pool AZ0805, 3.50%, 07/01/2045	268,780	249,449
Pool AZ5686, 3.50%, 07/01/2045	32,643	30,381
Pool AS5579, 3.50%, 08/01/2045	75,872	70,616
Pool AZ5696, 3.50%, 08/01/2045	19,595	18,328
Pool AS5767, 3.50%, 09/01/2045	121,385	112,655
Pool AZ2904, 3.50%, 09/01/2045	67,619	62,755
Pool AZ9193, 3.50%, 09/01/2045	95,901	89,257
Pool AS5917, 3.50%, 10/01/2045	195,220	181,179
Pool AZ4755, 3.50%, 10/01/2045	85,008	79,119
Pool AS6127, 3.50%, 11/01/2045	267,743	248,792
Pool AS6309, 3.50%, 12/01/2045	171,060	158,757
Pool BC0066, 3.50%, 12/01/2045	119,024	110,599
Pool AS6467, 3.50%, 01/01/2046	568,636	527,738
Pool AS6616, 3.50%, 02/01/2046	389,564	361,546
Pool BC0223, 3.50%, 02/01/2046	551,078	511,442
Pool BC0226, 3.50%, 02/01/2046	93,326	86,843
Pool AS6785, 3.50%, 03/01/2046	622,253	575,678
Pool AS6956, 3.50%, 04/01/2046	940,283	869,903
Pool BC0801, 3.50%, 04/01/2046	284,112	262,846
Pool AS7135, 3.50%, 05/01/2046	93,320	86,371

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BC6041, 3.50%, 05/01/2046	$245,764	$227,368
Pool BD0456, 3.50%, 06/01/2046	15,343	14,297
Pool BC9068, 3.50%, 12/01/2046	283,850	262,714
Pool AS8635, 3.50%, 01/01/2047	1,474,970	1,364,569
Pool AS8808, 3.50%, 02/01/2047	835,467	772,933
Pool BE7198, 3.50%, 03/01/2047	290,673	268,862
Pool AS9380, 3.50%, 04/01/2047	685,050	632,619
Pool BH1139, 3.50%, 04/01/2047	21,179	19,627
Pool BH1158, 3.50%, 04/01/2047	258,132	238,375
Pool AS9548, 3.50%, 05/01/2047	1,014,509	936,862
Pool BD2416, 3.50%, 05/01/2047	712,210	657,701
Pool AS9814, 3.50%, 06/01/2047	764,178	705,691
Pool BE3687, 3.50%, 06/01/2047	424,587	392,246
Pool BH5307, 3.50%, 06/01/2047	186,156	172,310
Pool AS9943, 3.50%, 07/01/2047	1,245,004	1,149,716
Pool BH5329, 3.50%, 07/01/2047	152,957	141,255
Pool BH2607, 3.50%, 08/01/2047	120,781	111,581
Pool CA0116, 3.50%, 08/01/2047	422,036	389,889
Pool BH2671, 3.50%, 09/01/2047	758,891	700,808
Pool BH5391, 3.50%, 09/01/2047	195,849	180,931
Pool CA0408, 3.50%, 09/01/2047	119,973	110,835
Pool BH4063, 3.50%, 10/01/2047	366,984	339,030
Pool BH9370, 3.50%, 10/01/2047	67,522	62,612
Pool CA0566, 3.50%, 10/01/2047	535,100	494,145
Pool BH5746, 3.50%, 11/01/2047	836,890	772,837
Pool CA0744, 3.50%, 11/01/2047	211,726	195,978
Pool BH7046, 3.50%, 12/01/2047	1,847,288	1,705,903
Pool BJ1663, 3.50%, 12/01/2047	628,479	581,320
Pool CA0918, 3.50%, 12/01/2047	613,587	566,389
Pool BH7097, 3.50%, 01/01/2048	1,422,797	1,313,902
Pool BJ4551, 3.50%, 01/01/2048	642,348	593,185
Pool BJ4562, 3.50%, 01/01/2048	330,547	305,258
Pool CA1074, 3.50%, 01/01/2048	1,241,447	1,146,469
Pool BH9270, 3.50%, 02/01/2048	1,046,517	966,420
Pool BJ4611, 3.50%, 02/01/2048	808,239	745,331
Pool BJ4612, 3.50%, 02/01/2048	185,218	170,867
Pool BJ0616, 3.50%, 03/01/2048	1,305,565	1,203,948
Pool BJ0652, 3.50%, 03/01/2048	633,385	584,086
Pool BK1959, 3.50%, 03/01/2048	582,259	536,940
Pool BK1960, 3.50%, 03/01/2048	259,271	239,839
Pool CA1415, 3.50%, 03/01/2048	1,337,781	1,233,657
Pool BN5245, 3.50%, 02/01/2049	256,875	236,879
Pool BN5344, 3.50%, 03/01/2049	296,187	273,130
Pool BN6235, 3.50%, 04/01/2049	52,848	48,715
Pool BN6245, 3.50%, 04/01/2049	23,271	21,451
Pool BN6283, 3.50%, 04/01/2049	321,910	295,914
Pool BN6567, 3.50%, 04/01/2049	470,768	433,121
Pool CA3399, 3.50%, 04/01/2049	808,027	744,817
Pool BN6299, 3.50%, 05/01/2049	598,561	550,223
Pool BN6619, 3.50%, 05/01/2049	429,782	395,075
Pool BN8886, 3.50%, 05/01/2049	1,005,965	924,728
Pool CA3556, 3.50%, 05/01/2049	554,891	510,945
Pool BN6735, 3.50%, 06/01/2049	602,631	553,965
Pool BN8911, 3.50%, 06/01/2049	374,564	344,900
Pool BN8922, 3.50%, 06/01/2049	436,360	402,225

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Pool BN8930, 3.50%, 06/01/2049	$699,089	$644,147
Pool CA3738, 3.50%, 06/01/2049	612,654	563,178
Pool BO1273, 3.50%, 07/01/2049	602,157	555,053
Pool BO1284, 3.50%, 07/01/2049	713,842	658,023
Pool BO1315, 3.50%, 07/01/2049	188,485	174,336
Pool BO1795, 3.50%, 07/01/2049	373,245	343,912
Pool CA3874, 3.50%, 07/01/2049	184,048	169,651
Pool BO1319, 3.50%, 08/01/2049	993,299	913,865
Pool BO1358, 3.50%, 08/01/2049	845,209	776,954
Pool BO2963, 3.50%, 09/01/2049	590,658	543,682
Pool BO5478, 3.50%, 11/01/2049	819,897	754,689
Pool BO5488, 3.50%, 11/01/2049	546,370	502,247
Pool BO5372, 3.50%, 12/01/2049	261,690	240,557
Pool BO8937, 3.50%, 01/01/2050	75,066	69,325
Pool BO9006, 3.50%, 02/01/2050	111,946	103,638
Pool BP1310, 3.50%, 02/01/2050	286,682	265,182
Pool BP1468, 3.50%, 03/01/2050	167,793	155,434
Pool BV5367, 3.50%, 04/01/2052	557,839	510,901
Pool BV5368, 3.50%, 04/01/2052	861,462	791,194
Pool BV8521, 3.50%, 05/01/2052	2,028,184	1,846,737
Pool BV8522, 3.50%, 05/01/2052	1,580,853	1,453,058
Pool BV9871, 3.50%, 05/01/2052	540,866	495,946
Pool CB3688, 3.50%, 05/01/2052	3,286,347	2,993,220
Pool BT8242, 3.50%, 06/01/2052	333,571	303,729
Pool BW1784, 3.50%, 06/01/2052	1,199,751	1,098,801
Pool BW6010, 3.50%, 06/01/2052	1,438,851	1,310,128
Pool CB3798, 3.50%, 06/01/2052	1,155,530	1,052,462
Pool AH0540, 4.00%, 12/01/2040	21,293	20,650
Pool AH2979, 4.00%, 01/01/2041	20,283	19,671
Pool AH5643, 4.00%, 01/01/2041	36,150	35,059
Pool AH5671, 4.00%, 02/01/2041	35,783	34,663
Pool AH8877, 4.00%, 04/01/2041	49,805	48,249
Pool AI9871, 4.00%, 09/01/2041	22,198	21,503
Pool AJ4024, 4.00%, 10/01/2041	55,576	53,836
Pool AU9998, 4.00%, 09/01/2043	41,822	40,322
Pool AS0716, 4.00%, 10/01/2043	149,723	144,503
Pool AU6721, 4.00%, 10/01/2043	53,783	51,855
Pool AV0191, 4.00%, 10/01/2043	32,572	31,405
Pool AV0214, 4.00%, 10/01/2043	29,733	28,722
Pool AS0929, 4.00%, 11/01/2043	103,891	100,166
Pool AU6999, 4.00%, 11/01/2043	311,527	300,339
Pool AU7007, 4.00%, 11/01/2043	60,840	58,659
Pool AS1368, 4.00%, 12/01/2043	32,632	31,462
Pool AV0670, 4.00%, 12/01/2043	72,329	69,737
Pool AS1427, 4.00%, 01/01/2044	85,473	82,408
Pool AV6342, 4.00%, 01/01/2044	63,091	60,891
Pool AS1671, 4.00%, 02/01/2044	29,539	28,442
Pool AV5020, 4.00%, 02/01/2044	109,542	105,615
Pool AS1877, 4.00%, 03/01/2044	14,829	14,288
Pool AV7087, 4.00%, 03/01/2044	95,245	91,169
Pool AW0985, 4.00%, 05/01/2044	41,862	40,223
Pool AW3597, 4.00%, 06/01/2044	80,435	77,284
Pool AW5358, 4.00%, 06/01/2044	44,755	43,122
Pool AS2826, 4.00%, 07/01/2044	56,765	54,336
Pool AW8968, 4.00%, 07/01/2044	7,761	7,483

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool AS3009, 4.00%, 08/01/2044	$90,647	$86,768
Pool AS3493, 4.00%, 10/01/2044	176,810	169,787
Pool AX0902, 4.00%, 10/01/2044	22,518	21,635
Pool AX3165, 4.00%, 10/01/2044	9,552	9,197
Pool AX4856, 4.00%, 12/01/2044	43,160	41,585
Pool AX7550, 4.00%, 12/01/2044	42,900	41,362
Pool AY5025, 4.00%, 03/01/2045	131,180	126,053
Pool AY8277, 4.00%, 05/01/2045	36,326	34,847
Pool AZ5697, 4.00%, 08/01/2045	21,692	20,893
Pool AZ9195, 4.00%, 09/01/2045	25,251	24,226
Pool BE7194, 4.00%, 03/01/2047	477,560	455,059
Pool BE7216, 4.00%, 04/01/2047	414,776	396,361
Pool BH1143, 4.00%, 04/01/2047	167,945	160,045
Pool BD2419, 4.00%, 05/01/2047	954,841	909,852
Pool BH1167, 4.00%, 05/01/2047	92,824	88,766
Pool BE3689, 4.00%, 06/01/2047	1,794,471	1,709,922
Pool BH5309, 4.00%, 06/01/2047	719,747	686,359
Pool BE3762, 4.00%, 07/01/2047	603,399	575,016
Pool BH5334, 4.00%, 07/01/2047	5,192	4,968
Pool BH5335, 4.00%, 07/01/2047	134,193	128,326
Pool BH5361, 4.00%, 08/01/2047	390,623	372,503
Pool BH5395, 4.00%, 09/01/2047	407,551	389,456
Pool BH4060, 4.00%, 10/01/2047	649,291	618,699
Pool BH9379, 4.00%, 10/01/2047	105,223	100,684
Pool BH5748, 4.00%, 11/01/2047	754,081	718,552
Pool BJ4571, 4.00%, 01/01/2048	114,818	109,720
Pool BK1957, 4.00%, 03/01/2048	102,763	98,040
Pool BK1968, 4.00%, 03/01/2048	248,717	235,989
Pool BK1969, 4.00%, 03/01/2048	409,626	389,800
Pool BK2557, 4.00%, 03/01/2048	655,611	623,878
Pool BJ2676, 4.00%, 04/01/2048	156,179	148,697
Pool BK2008, 4.00%, 04/01/2048	294,076	280,180
Pool BJ2752, 4.00%, 05/01/2048	812,332	773,013
Pool BJ9235, 4.00%, 06/01/2048	1,048,408	997,663
Pool BK5289, 4.00%, 06/01/2048	453,796	432,353
Pool CA1934, 4.00%, 06/01/2048	1,174,933	1,114,806
Pool BK0898, 4.00%, 07/01/2048	173,002	164,628
Pool BK8813, 4.00%, 07/01/2048	584,396	556,401
Pool CA2094, 4.00%, 07/01/2048	1,225,606	1,162,886
Pool BK4747, 4.00%, 08/01/2048	321,467	306,067
Pool BK8829, 4.00%, 08/01/2048	229,268	218,435
Pool BH0713, 4.00%, 09/01/2048	49,841	47,517
Pool BK4815, 4.00%, 09/01/2048	585,709	555,736
Pool BK8895, 4.00%, 09/01/2048	423,115	403,667
Pool CA2315, 4.00%, 09/01/2048	324,588	308,877
Pool BK7669, 4.00%, 10/01/2048	649,763	618,636
Pool CA2532, 4.00%, 10/01/2048	967,816	918,288
Pool BK7934, 4.00%, 11/01/2048	735,176	697,553
Pool BH0723, 4.00%, 12/01/2048	145,981	139,082
Pool BN0321, 4.00%, 12/01/2048	492,764	467,547
Pool BN3958, 4.00%, 12/01/2048	272,450	259,399
Pool CA2994, 4.00%, 01/01/2049	109,550	104,302
Pool BN4338, 4.00%, 02/01/2049	118,603	113,074
Pool BN4347, 4.00%, 02/01/2049	198,898	189,500
Pool BN5288, 4.00%, 02/01/2049	761,849	722,861

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Pool CA3143, 4.00%, 02/01/2049	$293,505	$278,599
Pool BN4373, 4.00%, 03/01/2049	614,039	581,752
Pool BN4386, 4.00%, 03/01/2049	201,987	191,366
Pool BN5350, 4.00%, 03/01/2049	274,577	260,632
Pool BN6227, 4.00%, 03/01/2049	147,784	140,992
Pool CA3270, 4.00%, 03/01/2049	193,481	183,655
Pool BN6236, 4.00%, 04/01/2049	15,262	14,580
Pool BN6247, 4.00%, 04/01/2049	58,608	55,722
Pool BN6285, 4.00%, 04/01/2049	281,200	266,414
Pool BN6563, 4.00%, 04/01/2049	83,744	79,341
Pool BN6301, 4.00%, 05/01/2049	597,193	567,250
Pool BN8894, 4.00%, 05/01/2049	489,571	464,707
Pool BN8913, 4.00%, 06/01/2049	159,042	151,522
Pool BN8923, 4.00%, 06/01/2049	331,031	314,434
Pool BN8931, 4.00%, 06/01/2049	398,340	378,722
Pool BO1274, 4.00%, 07/01/2049	82,071	78,299
Pool BO1285, 4.00%, 07/01/2049	186,375	177,809
Pool BO1316, 4.00%, 07/01/2049	37,098	35,468
Pool BO1326, 4.00%, 08/01/2049	578,507	549,126
Pool BO2971, 4.00%, 09/01/2049	139,185	132,788
Pool BO5432, 4.00%, 10/01/2049	360,749	342,662
Pool BO5373, 4.00%, 12/01/2049	106,935	102,020
Pool BO8938, 4.00%, 01/01/2050	284,257	270,257
Pool BO9007, 4.00%, 02/01/2050	197,264	187,548
Pool BV8523, 4.00%, 05/01/2052	1,427,679	1,348,614
Pool BV8524, 4.00%, 05/01/2052	1,295,388	1,228,331
Pool BV9872, 4.00%, 05/01/2052	1,018,866	957,948
Pool BV9873, 4.00%, 05/01/2052	1,445,121	1,370,313
Pool BW1787, 4.00%, 05/01/2052	93,730	88,532
Pool BT8307, 4.00%, 06/01/2052	1,017,481	956,567
Pool CB3987, 4.00%, 06/01/2052	7,021,849	6,601,469
Pool BW6011, 4.00%, 07/01/2052	639,446	602,678
Pool CB4207, 4.00%, 07/01/2052	3,954,913	3,718,142
Pool BX0008, 4.00%, 09/01/2052	193,895	182,257
Pool CB6590, 4.00%, 06/01/2053	7,234,333	6,791,948
Pool CB6626, 4.00%, 07/01/2053	6,523,326	6,123,746
Pool CB6958, 4.00%, 08/01/2053	6,711,763	6,299,948
Pool CB7018, 4.00%, 09/01/2053	6,910,825	6,486,084
Pool MA5611, 4.00%, 02/01/2055	39,973,861	37,454,192
Pool CC2308, 4.00%, 04/01/2056	3,258,240	3,057,364
Pool CC2604, 4.00%, 05/01/2056	4,074,016	3,839,798
Pool CC2800, 4.00%, 06/01/2056	4,095,892	3,834,758
Pool AC4095, 4.50%, 09/01/2039	3,844	3,818
Pool AH6769, 4.50%, 03/01/2041	55,929	55,365
Pool AI3491, 4.50%, 06/01/2041	88,215	87,324
Pool AI5362, 4.50%, 06/01/2041	76,431	75,660
Pool AI6155, 4.50%, 07/01/2041	95,534	94,571
Pool AI8167, 4.50%, 08/01/2041	36,780	36,408
Pool BH1145, 4.50%, 04/01/2047	94,568	93,013
Pool BK2031, 4.50%, 04/01/2048	200,998	196,894
Pool BK5278, 4.50%, 05/01/2048	552,742	541,455
Pool BK5299, 4.50%, 06/01/2048	117,058	114,916
Pool BK8815, 4.50%, 07/01/2048	74,263	72,858
Pool BK8869, 4.50%, 09/01/2048	595,857	584,220
Pool BK8905, 4.50%, 09/01/2048	307,423	301,419

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN0889, 4.50%, 11/01/2048	$340,219	$333,271
Pool BN0323, 4.50%, 12/01/2048	249,235	243,609
Pool BN4308, 4.50%, 12/01/2048	170,250	167,029
Pool CA2842, 4.50%, 12/01/2048	368,100	359,790
Pool BN5289, 4.50%, 01/01/2049	111,529	109,076
Pool BN4339, 4.50%, 02/01/2049	182,847	179,388
Pool BN4384, 4.50%, 03/01/2049	47,892	46,939
Pool BN6238, 4.50%, 04/01/2049	95,091	92,939
Pool BN6277, 4.50%, 04/01/2049	15,387	15,081
Pool BN6302, 4.50%, 05/01/2049	7,045	6,905
Pool BN8924, 4.50%, 06/01/2049	210,197	205,200
Pool BN8932, 4.50%, 06/01/2049	74,456	72,724
Pool BO1320, 4.50%, 08/01/2049	169,030	165,523
Pool BW6012, 4.50%, 07/01/2052	459,251	444,803
Pool BW5904, 4.50%, 08/01/2052	326,795	315,592
Pool CB4293, 4.50%, 08/01/2052	5,590,101	5,405,343
Pool BX0009, 4.50%, 09/01/2052	468,180	452,663
Pool CB4717, 4.50%, 09/01/2052	6,902,460	6,673,046
Pool CB4824, 4.50%, 10/01/2052	6,607,337	6,387,733
Pool BX0443, 4.50%, 11/01/2052	1,357,983	1,311,558
Pool BX4663, 4.50%, 11/01/2052	722,387	698,310
Pool BX4161, 4.50%, 12/01/2052	357,586	345,730
Pool CB5950, 4.50%, 03/01/2053	3,858,093	3,726,547
Pool BX9384, 4.50%, 04/01/2053	256,384	247,558
Pool CB6135, 4.50%, 04/01/2053	13,926,533	13,451,691
Pool BY0168, 4.50%, 05/01/2053	547,041	527,485
Pool CB6364, 4.50%, 05/01/2053	7,071,266	6,829,506
Pool BY1804, 4.50%, 06/01/2053	553,977	534,562
Pool CB6591, 4.50%, 06/01/2053	9,079,476	8,767,372
Pool CB6627, 4.50%, 07/01/2053	7,952,827	7,679,451
Pool CB7019, 4.50%, 09/01/2053	2,604,385	2,514,376
Pool DC3503, 4.50%, 10/01/2054	303,536	291,856
Pool CB9710, 4.50%, 12/01/2054	2,563,479	2,466,081
Pool DC6985, 4.50%, 12/01/2054	1,016,749	977,764
Pool CC1377, 4.50%, 11/01/2055	5,143,768	4,947,805
Pool DF3673, 4.50%, 11/01/2055	191,611	184,774
Pool CC1779, 4.50%, 12/01/2055	3,984,341	3,832,549
Pool DG1531, 4.50%, 02/01/2056	2,427,474	2,333,987
Pool CC2140, 4.50%, 03/01/2056	4,414,904	4,246,573
Pool DG5567, 4.50%, 03/01/2056	602,178	578,357
Pool DG8293, 4.50%, 05/01/2056	2,859,988	2,750,599
Pool 890230, 5.00%, 07/01/2040	1,879,182	1,900,065
Pool AD8500, 5.00%, 08/01/2040	69,630	70,493
Pool AH6772, 5.00%, 03/01/2041	43,821	44,367
Pool AH8879, 5.00%, 04/01/2041	81,520	82,419
Pool AI6154, 5.00%, 07/01/2041	88,567	89,478
Pool BK5300, 5.00%, 05/01/2048	347,858	349,705
Pool BK8817, 5.00%, 07/01/2048	83,038	83,479
Pool BK8870, 5.00%, 09/01/2048	273,488	274,323
Pool BN6239, 5.00%, 04/01/2049	32,630	32,781
Pool BX0444, 5.00%, 11/01/2052	2,338,559	2,317,143
Pool CB5052, 5.00%, 11/01/2052	20,673,291	20,518,203
Pool BX4162, 5.00%, 12/01/2052	470,864	467,551
Pool BX4662, 5.00%, 12/01/2052	673,160	668,271
Pool BX4182, 5.00%, 01/01/2053	498,476	494,101

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BX6155, 5.00%, 02/01/2053	$128,882	$127,450
Pool BX9388, 5.00%, 03/01/2053	3,170,760	3,135,534
Pool CB5794, 5.00%, 03/01/2053	13,019,651	12,902,189
Pool CB5951, 5.00%, 03/01/2053	5,711,348	5,659,821
Pool BX9387, 5.00%, 04/01/2053	1,116,862	1,103,757
Pool BY0169, 5.00%, 05/01/2053	606,650	600,722
Pool BY1805, 5.00%, 06/01/2053	2,170,974	2,146,855
Pool BY8468, 5.00%, 08/01/2053	679,787	673,094
Pool BY9981, 5.00%, 09/01/2053	132,060	131,060
Pool CB7230, 5.00%, 10/01/2053	9,416,450	9,331,496
Pool CB7459, 5.00%, 11/01/2053	6,594,251	6,534,759
Pool CB7613, 5.00%, 12/01/2053	2,126,628	2,107,441
Pool DB0787, 5.00%, 04/01/2054	118,666	117,069
Pool DB2784, 5.00%, 05/01/2054	280,652	276,973
Pool DC1301, 5.00%, 09/01/2054	227,804	224,896
Pool DC3520, 5.00%, 10/01/2054	1,888,281	1,865,702
Pool DC7885, 5.00%, 10/01/2054	588,969	581,130
Pool DC9457, 5.00%, 11/01/2054	470,722	465,836
Pool DC7000, 5.00%, 12/01/2054	1,084,545	1,071,305
Pool DD1887, 5.00%, 12/01/2054	398,340	393,673
Pool DC9745, 5.00%, 01/01/2055	768,728	759,948
Pool CB9911, 5.00%, 02/01/2055	4,179,527	4,129,532
Pool DD4264, 5.00%, 02/01/2055	93,265	92,141
Pool BV1707, 5.00%, 05/01/2055	226,392	223,649
Pool DD8474, 5.00%, 05/01/2055	476,533	470,913
Pool CC0638, 5.00%, 07/01/2055	4,960,802	4,904,052
Pool DE5982, 5.00%, 07/01/2055	826,861	818,257
Pool CC0950, 5.00%, 09/01/2055	3,183,378	3,146,961
Pool DE9416, 5.00%, 09/01/2055	544,313	539,550
Pool CC1152, 5.00%, 10/01/2055	2,498,378	2,468,102
Pool CC1379, 5.00%, 11/01/2055	5,712,856	5,635,241
Pool DF3692, 5.00%, 11/01/2055	4,127,992	4,076,034
Pool DF9038, 5.00%, 12/01/2055	2,890,107	2,850,899
Pool CC1895, 5.00%, 02/01/2056	7,366,591	7,278,260
Pool DG1553, 5.00%, 02/01/2056	5,391,261	5,312,787
Pool DG5568, 5.00%, 03/01/2056	4,455,681	4,390,691
Pool DG9883, 5.00%, 05/01/2056	6,321,557	6,236,817
Pool 890246, 5.50%, 11/01/2038	755,743	777,800
Pool BX0445, 5.50%, 11/01/2052	2,432,959	2,463,703
Pool BX4163, 5.50%, 12/01/2052	835,396	847,235
Pool CB5228, 5.50%, 12/01/2052	13,024,501	13,200,418
Pool CB5391, 5.50%, 12/01/2052	5,040,468	5,114,093
Pool BX4176, 5.50%, 01/01/2053	532,495	539,345
Pool BX6156, 5.50%, 02/01/2053	405,903	412,588
Pool CB5607, 5.50%, 02/01/2053	1,891,550	1,918,161
Pool CB5762, 5.50%, 02/01/2053	2,150,946	2,181,206
Pool BX9385, 5.50%, 04/01/2053	592,368	599,340
Pool BY0170, 5.50%, 05/01/2053	689,834	698,184
Pool BY1806, 5.50%, 06/01/2053	437,350	441,689
Pool BY8469, 5.50%, 08/01/2053	1,523,420	1,534,641
Pool BY9982, 5.50%, 09/01/2053	1,301,590	1,317,910
Pool CB7233, 5.50%, 10/01/2053	11,507,475	11,626,955
Pool DA1488, 5.50%, 10/01/2053	579,203	584,996
Pool CB7456, 5.50%, 11/01/2053	7,625,005	7,704,174
Pool DA4978, 5.50%, 11/01/2053	209,601	210,969

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool CB7592, 5.50%, 12/01/2053	$10,504,922	$10,613,994
Pool DA8573, 5.50%, 02/01/2054	548,353	551,462
Pool CB8233, 5.50%, 03/01/2054	11,259,699	11,372,139
Pool DB0789, 5.50%, 04/01/2054	1,187,869	1,195,643
Pool DB2785, 5.50%, 05/01/2054	1,517,462	1,528,892
Pool DB5325, 5.50%, 05/01/2054	767,231	777,357
Pool DB6583, 5.50%, 06/01/2054	1,090,536	1,101,048
Pool DB7487, 5.50%, 06/01/2054	448,021	453,223
Pool DB8695, 5.50%, 08/01/2054	1,402,499	1,413,956
Pool DC2233, 5.50%, 08/01/2054	726,626	733,930
Pool CB9119, 5.50%, 09/01/2054	11,549,481	11,669,353
Pool DC4910, 5.50%, 10/01/2054	748,397	754,681
Pool DC7884, 5.50%, 10/01/2054	982,753	988,554
Pool CB9581, 5.50%, 11/01/2054	967,024	973,366
Pool DC7017, 5.50%, 12/01/2054	1,143,264	1,152,863
Pool DC9764, 5.50%, 01/01/2055	1,499,798	1,514,255
Pool DD1888, 5.50%, 01/01/2055	568,108	574,257
Pool CB9912, 5.50%, 02/01/2055	11,976,258	12,100,559
Pool CC0071, 5.50%, 02/01/2055	1,465,252	1,477,673
Pool DD3897, 5.50%, 02/01/2055	1,295,373	1,307,061
Pool DD4282, 5.50%, 03/01/2055	1,306,773	1,316,696
Pool DD5892, 5.50%, 03/01/2055	703,894	707,612
Pool CC0361, 5.50%, 04/01/2055	2,418,953	2,438,854
Pool DD6375, 5.50%, 04/01/2055	543,395	548,036
Pool BV1706, 5.50%, 05/01/2055	264,806	267,912
Pool DD8492, 5.50%, 05/01/2055	1,384,955	1,400,021
Pool CC0639, 5.50%, 06/01/2055	3,209,243	3,246,197
Pool DE1131, 5.50%, 06/01/2055	823,964	831,475
Pool DE5983, 5.50%, 07/01/2055	974,476	984,307
Pool CC0951, 5.50%, 09/01/2055	8,959,081	9,058,073
Pool DE9430, 5.50%, 09/01/2055	3,313,399	3,350,011
Pool CC1157, 5.50%, 10/01/2055	6,541,860	6,573,157
Pool DF3715, 5.50%, 11/01/2055	1,362,005	1,375,746
Pool DF7488, 5.50%, 12/01/2055	1,635,328	1,648,937
Pool DG1573, 5.50%, 02/01/2056	2,196,409	2,208,368
Pool DG5569, 5.50%, 03/01/2056	4,022,300	4,044,300
Pool DG9911, 5.50%, 05/01/2056	2,584,205	2,602,748
Pool 890247, 6.00%, 09/01/2038	750,336	786,032
Pool BX0446, 6.00%, 11/01/2052	728,929	746,683
Pool BX4164, 6.00%, 12/01/2052	1,159,261	1,188,302
Pool BX4177, 6.00%, 01/01/2053	990,378	1,019,100
Pool BX6157, 6.00%, 02/01/2053	258,893	265,723
Pool BX9386, 6.00%, 04/01/2053	1,143,490	1,172,531
Pool BY0171, 6.00%, 05/01/2053	1,205,481	1,237,824
Pool BY1807, 6.00%, 06/01/2053	417,321	427,920
Pool BY8470, 6.00%, 08/01/2053	553,058	569,531
Pool BY9983, 6.00%, 09/01/2053	335,194	344,428
Pool DA1489, 6.00%, 10/01/2053	406,136	416,426
Pool DA4979, 6.00%, 11/01/2053	677,498	694,663
Pool CB7612, 6.00%, 12/01/2053	11,428,850	11,747,504
Pool CB7745, 6.00%, 12/01/2053	8,013,227	8,236,648
Pool DA5136, 6.00%, 01/01/2054	536,323	549,074
Pool DA8574, 6.00%, 03/01/2054	1,054,333	1,080,945
Pool DB0792, 6.00%, 04/01/2054	593,335	608,446
Pool CB8426, 6.00%, 05/01/2054	5,655,649	5,812,745

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool DB2786, 6.00%, 05/01/2054	$2,358,598	$2,414,951
Pool DB6590, 6.00%, 06/01/2054	1,032,027	1,057,015
Pool CB8947, 6.00%, 07/01/2054	4,670,648	4,800,384
Pool DB3721, 6.00%, 07/01/2054	206,646	213,428
Pool DB8901, 6.00%, 07/01/2054	435,580	448,787
Pool DB9723, 6.00%, 07/01/2054	1,792,603	1,837,390
Pool DB8714, 6.00%, 08/01/2054	1,042,101	1,069,651
Pool DC1339, 6.00%, 09/01/2054	1,471,513	1,507,141
Pool DC4922, 6.00%, 10/01/2054	419,704	430,625
Pool DC7028, 6.00%, 11/01/2054	430,492	441,209
Pool DD0841, 6.00%, 01/01/2055	856,976	878,607
Pool DD5559, 6.00%, 03/01/2055	628,486	644,381
Pool DD5893, 6.00%, 03/01/2055	420,708	431,670
Pool DD6403, 6.00%, 04/01/2055	117,664	120,407
Pool DD8509, 6.00%, 05/01/2055	1,218,923	1,252,964
Pool DE1158, 6.00%, 06/01/2055	1,439,411	1,485,725
Pool DE5987, 6.00%, 07/01/2055	1,555,244	1,594,408
Pool CC0952, 6.00%, 08/01/2055	2,127,044	2,177,808
Pool DE9440, 6.00%, 09/01/2055	3,753,803	3,856,900
Pool DF5624, 6.00%, 11/01/2055	1,190,598	1,221,856
Pool DF7489, 6.00%, 12/01/2055	577,527	593,604
Pool DG1592, 6.00%, 02/01/2056	1,271,102	1,303,536
Pool DG5570, 6.00%, 03/01/2056	1,067,809	1,096,284
Pool DG9939, 6.00%, 05/01/2056	1,473,588	1,514,915
Pool 886136, 6.50%, 07/01/2036	123,906	130,777
Pool 900106, 6.50%, 08/01/2036	40,716	43,009
Pool 947771, 6.50%, 09/01/2037	24,162	25,605
Pool BY9984, 6.50%, 09/01/2053	475,488	495,689
Pool DA1490, 6.50%, 10/01/2053	210,384	218,860
Pool DA4980, 6.50%, 11/01/2053	369,843	385,546
Pool CB7746, 6.50%, 12/01/2053	9,520,246	9,957,470
Pool DA5137, 6.50%, 12/01/2053	1,171,825	1,221,254
Pool DA8575, 6.50%, 02/01/2054	927,611	964,429
Pool CB8427, 6.50%, 04/01/2054	5,606,124	5,857,489
Pool DB0794, 6.50%, 04/01/2054	642,993	669,157
Pool CB8456, 6.50%, 05/01/2054	2,737,871	2,863,205
Pool DB2791, 6.50%, 05/01/2054	1,765,210	1,836,118
Pool DB6592, 6.50%, 06/01/2054	2,724,681	2,834,131
Pool CB8816, 6.50%, 07/01/2054	4,416,660	4,614,693
Pool DC0192, 6.50%, 08/01/2054	1,336,660	1,391,918
Pool DC1357, 6.50%, 09/01/2054	1,653,218	1,721,563
Pool DD6426, 6.50%, 04/01/2055	927,271	964,892
Pool DF0270, 6.50%, 09/01/2055	336,439	350,953
Pool DA4981, 7.00%, 11/01/2053	649,929	688,068
Pool DA5138, 7.00%, 01/01/2054	332,682	353,386
Pool DA8576, 7.00%, 02/01/2054	451,632	477,292
Pool DB2792, 7.00%, 05/01/2054	233,127	247,248
Pool DB6593, 7.00%, 06/01/2054	75,545	80,090
Pool DC0200, 7.00%, 07/01/2054	792,445	838,113
Pool DA5139, 7.50%, 12/01/2053	330,620	352,247
		868,706,785
FRESB Multifamily Mortgage Pass-Through Certificates - 0.47%
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	1,894,502	1,809,973
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	867,378	820,940

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	$1,924,507	$1,754,825
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,863,333	1,808,895
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	320,225	314,794
Pool 2021-SB87, 3.85%, (SOFR30A+0.700%), 04/25/2041 (b)	2,001,699	1,985,709
Pool 2025-SB121 A7F, 4.44%, 04/25/2032 (b)	1,498,689	1,486,000
Pool 2017-SB43, 4.46%, (SOFR30A+0.814%), 10/25/2037 (b)	35,701	35,699
Pool 2025-SB121 A10F, 4.60%, 02/25/2035 (b)	953,665	942,851
Pool 2025-SB118, 4.64%, 11/25/2031 (b)	1,421,611	1,420,169
Pool 2025-SB122, 4.68%, 05/25/2030 (b)	4,599,198	4,614,315
Pool 2025-SB122, 4.88%, 05/25/2035 (b)	1,499,636	1,504,470
		18,498,640
GNMA Multifamily - 11.67%
Pool 2021-36, 1.15%, 03/16/2057	570,683	421,720
Pool 2021-47, 1.15%, 03/16/2061	4,477,189	3,237,438
Pool 2021-28, 1.20%, 01/16/2062	2,333,620	1,707,679
Pool 2021-186, 1.25%, 05/16/2052	4,059,300	3,279,041
Pool 2021-51, 1.25%, 10/16/2062	850,175	622,857
Pool 2020-135, 1.30%, 01/16/2063	1,102,102	805,518
Pool 2021-134 KQ, 1.40%, 03/16/2060	322,090	239,805
Pool 2021-43, 1.40%, 03/16/2062	1,257,839	941,852
Pool 2022-3 AN, 1.50%, 09/16/2051	4,620,211	3,801,839
Pool 2021-79, 1.50%, 10/16/2057	908,780	723,890
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,081,881	851,168
Pool 2021-217 AB, 1.50%, 12/16/2061	1,279,431	1,065,340
Pool 2021-68, 1.50%, 12/16/2061	1,180,084	929,923
Pool 2022-2 AC, 1.50%, 01/16/2062	521,758	408,289
Pool 2020-89 AB, 1.50%, 02/16/2062	376,183	283,228
Pool 2020-69, 1.50%, 03/16/2062	891,894	671,251
Pool 2021-164, 1.50%, 03/16/2062	2,505,064	1,969,068
Pool 2020-139, 1.50%, 04/16/2062	699,520	529,005
Pool 2021-210, 1.50%, 05/16/2062	463,833	349,713
Pool 2020-158, 1.50%, 09/16/2062	2,350,112	1,777,287
Pool 2020-170, 1.50%, 11/16/2062	371,970	279,416
Pool 2021-183, 1.50%, 01/16/2063	1,358,875	1,028,458
Pool 2021-40, 1.50%, 02/16/2063	675,666	509,976
Pool 2021-21, 1.50%, 06/16/2063	4,434,692	3,348,388
Pool 2022-7 AC, 1.50%, 01/16/2064	1,742,655	1,322,806
Pool 2013-85 A, 1.55%, 09/16/2046	88,135	82,838
Pool 2013-7 AC, 1.60%, 03/16/2047	330,711	301,586
Pool 2021-75, 1.60%, 04/16/2062	1,992,676	1,517,111
Pool 2020-197, 1.60%, 10/16/2062	3,014,483	2,291,409
Pool 2022-21 AB, 1.60%, 12/16/2062	1,300,063	1,007,909
Pool 2020-100, 1.65%, 04/16/2062	722,053	565,620
Pool 2021-65, 1.65%, 12/16/2062	363,484	276,880
Pool 2021-220 AC, 1.65%, 11/16/2063	4,472,827	3,412,829
Pool 2012-139 AB, 1.67%, 02/16/2053	28,471	22,829
Pool 2021-90, 1.70%, 05/16/2061	1,823,281	1,388,277
Pool 2013-50 AB, 1.73%, 05/16/2045	118,540	112,599
Pool 2022-15 AP, 1.75%, 12/16/2055	1,200,660	960,537
Pool 2021-222 AP, 1.75%, 02/16/2056	5,084,435	4,066,094
Pool 2022-14 AG, 1.75%, 01/01/2058	2,051,252	1,594,311
Pool 2022-41 AD, 1.75%, 01/16/2062	1,636,027	1,349,396
Pool 2021-80, 1.75%, 06/16/2062	1,792,732	1,409,285
Pool 2022-8 AB, 1.75%, 07/16/2062	1,388,025	1,114,373

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2020-128, 1.75%, 10/16/2062	$1,824,753	$1,388,042
Pool 2021-110 AC, 1.75%, 10/16/2062	131,087	100,751
Pool 2021-33, 1.75%, 10/16/2062	1,038,132	791,694
Pool 2022-042, 1.75%, 03/16/2063	910,387	714,135
Pool 2022-038, 1.75%, 04/16/2064	7,027,507	5,353,445
Pool 2012-144 AD, 1.77%, 01/16/2053	86,478	77,248
Pool 2012-99 AE, 1.80%, 02/16/2048	241,321	207,972
Pool 2013-12 AB, 1.83%, 11/16/2052	66,129	62,771
Pool 2013-72 AC, 1.88%, 05/16/2046	208,613	193,223
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	501,161	416,798
Pool 2012-150 AB, 1.90%, 08/16/2044	4,965	4,896
Pool 2012-120 A, 1.90%, 02/16/2053	567,939	491,737
Pool 2020-71, 1.90%, 01/16/2062	612,289	470,139
Pool 2022-115, 2.00%, 09/16/2048	8,847,123	7,873,351
Pool 2013-128 AB, 2.00%, 10/16/2051	719,115	634,481
Pool 2011-143, 2.00%, 10/16/2057	1,230,369	963,023
Pool 2017-7, 2.00%, 11/16/2058	58,667	47,191
Pool 2020-118 AC, 2.00%, 04/16/2062	553,406	430,918
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,069,360	820,104
Pool 2020-106 AG, 2.00%, 06/16/2062	695,645	537,754
Pool 2020-111 AD, 2.00%, 09/15/2062	1,373,592	1,076,643
Pool 2020-159, 2.00%, 10/16/2062	1,366,170	1,065,877
Pool 2022-042, 2.00%, 10/16/2062	911,129	749,885
Pool 2022-71 AH, 2.00%, 05/16/2063	1,460,889	1,195,059
Pool 2022-035, 2.00%, 10/16/2063 (b)	328,674	259,641
Pool 2022-73 AK, 2.00%, 03/16/2064	1,011,418	797,516
Pool 2012-112 AD, 2.09%, 02/16/2053	51,125	44,582
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	113,528	99,871
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	3,197,854	2,542,239
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	96,097	80,604
Pool AA8478, 2.15%, 05/15/2035	196,696	196,696
Pool AA8479, 2.15%, 11/15/2035	419,812	419,812
Pool 2022-082, 2.15%, 12/16/2050	1,305,989	1,142,495
Pool 2022-96 DA, 2.15%, 02/16/2057	721,183	577,511
Pool 2022-72 AD, 2.15%, 04/16/2063	424,390	343,356
Pool 2013-94 AB, 2.20%, 03/16/2054	103,512	93,753
Pool 2016-152, 2.20%, 08/15/2058	988,441	800,854
Pool 2020-2020, 2.20%, 04/16/2061	435,538	374,289
Pool 2020-70, 2.20%, 04/16/2062	498,812	393,782
Pool AC5324, 2.23%, 09/15/2032	406,942	406,942
Pool 2016-40, 2.25%, 03/16/2050	1,854,887	1,654,139
Pool 2019-127, 2.25%, 08/16/2053	302,692	251,448
Pool 2016-175, 2.25%, 09/16/2058	1,550,292	1,252,389
Pool 2020-10, 2.25%, 05/16/2060	1,939,244	1,694,988
Pool 2020-48, 2.25%, 11/16/2061	1,515,259	1,204,652
Pool 2022-149, 2.25%, 03/16/2062	4,348,270	4,050,493
Pool 2021-112 AC, 2.25%, 10/16/2063	1,278,671	1,015,176
Pool 2022-167, 2.30%, 10/16/2050	1,322,968	1,216,980
Pool 2017-20, 2.30%, 09/16/2057	607,207	508,025
Pool 2016-125, 2.30%, 12/16/2057	307,607	247,889
Pool 2017-003, 2.30%, 09/16/2058	952,243	772,726
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	200,103	188,568
Pool 2015-125 AB, 2.35%, 04/16/2047	1,004,025	926,542
Pool 2016-87, 2.35%, 03/16/2058	215,454	179,596
Pool 2020-26 AD, 2.35%, 04/15/2061	751,877	627,401

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2016-40, 2.40%, 06/16/2049	$619,726	$554,575
Pool 2018-16, 2.40%, 03/16/2050	2,896,992	2,635,827
Pool 2017-30, 2.40%, 03/16/2051	1,010,500	901,318
Pool 2018-26, 2.40%, 03/16/2052	993,283	938,532
Pool 2017-50, 2.40%, 01/16/2057	1,886,093	1,539,130
Pool 2017-16, 2.40%, 01/16/2058	542,634	455,854
Pool 2017-29, 2.40%, 01/16/2058	815,612	719,338
Pool 2016-113, 2.40%, 02/16/2058	444,707	362,389
Pool 2017-49, 2.40%, 05/16/2058	1,072,909	924,408
Pool 2017-41, 2.40%, 07/16/2058	244,416	224,978
Pool 2020-24 AB, 2.40%, 08/16/2061	776,777	650,601
Pool 2017-169, 2.45%, 03/16/2050	969,630	897,218
Pool 2020-23 AC, 2.45%, 02/16/2062	580,892	483,046
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	7,363,802	6,844,120
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,026,481	7,432,538
Pool 2017-111, 2.50%, 06/16/2051	49,033	46,548
Pool 2015-114 AD, 2.50%, 11/15/2051	200,956	195,601
Pool 2022-162, 2.50%, 04/16/2054	2,065,099	1,832,758
Pool 2022-150, 2.50%, 07/16/2055	1,184,974	1,078,119
Pool 2017-9, 2.50%, 09/16/2056	396,953	329,589
Pool 2017-157, 2.50%, 10/16/2056	340,065	306,105
Pool 2017-28, 2.50%, 02/16/2057	1,556,155	1,286,133
Pool 2016-36 A, 2.50%, 03/16/2057	108,394	94,792
Pool 2017-72, 2.50%, 04/16/2057	363,158	300,794
Pool 2016-71, 2.50%, 10/16/2057	978,143	814,091
Pool 2017-46, 2.50%, 11/16/2057	1,317,810	1,089,919
Pool 2017-64, 2.50%, 11/16/2057	319,462	263,531
Pool 2017-22, 2.50%, 12/16/2057	2,090,654	1,748,860
Pool 2017-47, 2.50%, 08/16/2058	239,359	212,452
Pool 2017-81, 2.50%, 09/16/2058	209,494	177,602
Pool 2017-97, 2.50%, 09/16/2058	213,934	180,428
Pool 2018-3, 2.50%, 10/16/2058	2,446,612	2,105,798
Pool 2017-154, 2.50%, 12/16/2058	1,614,471	1,344,274
Pool 2017-127, 2.50%, 02/16/2059	448,555	372,642
Pool 2017-143, 2.50%, 02/16/2059	779,519	644,790
Pool 2018-75, 2.50%, 04/16/2059	537,226	483,756
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,064,285	1,697,624
Pool 2018-2, 2.50%, 07/16/2059	388,264	323,416
Pool 2017-169, 2.50%, 09/16/2059	59,443	49,529
Pool 2019-141, 2.50%, 08/16/2060	795,873	661,077
Pool 2020-8 AL, 2.50%, 01/16/2061	267,887	231,100
Pool 2019-107, 2.50%, 02/16/2061	452,181	372,304
Pool 2020-2 AH, 2.50%, 02/16/2061	2,169,831	1,845,956
Pool 2019-147 AE, 2.50%, 06/16/2061	574,824	472,553
Pool 2020-72, 2.50%, 02/16/2062	1,487,965	1,240,979
Pool 2020-10 AC, 2.50%, 04/16/2062	1,178,379	978,373
Pool 2016-64, 2.55%, 12/16/2057	697,845	582,656
Pool 2019-124, 2.55%, 09/16/2060	186,521	167,779
Pool 2018-74 AG, 2.60%, 12/16/2050	50,249	49,953
Pool 2017-106, 2.60%, 04/16/2051	48,842	45,732
Pool 2015-101 AE, 2.60%, 03/16/2052	197,514	179,282
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,274,674	1,140,987
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,615,138	1,402,883
Pool 2018-69, 2.60%, 03/16/2056	449,149	435,029
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	396,233	338,799

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2016-24, 2.60%, 12/16/2056	$99,346	$89,702
Pool 2016-41, 2.60%, 06/16/2057	52,360	43,804
Pool 2017-90, 2.60%, 07/16/2057	1,478,871	1,319,948
Pool 2017-62, 2.60%, 11/16/2057	693,302	611,923
Pool 2017-92, 2.60%, 06/16/2058	901,807	806,206
Pool 2018-16, 2.60%, 06/16/2058	2,088,083	1,817,754
Pool 2017-74, 2.60%, 09/16/2058	2,064,980	1,751,587
Pool 2018-28, 2.60%, 09/16/2058	3,301,374	2,859,178
Pool 2017-108, 2.60%, 10/16/2058	365,168	312,782
Pool 2017-135, 2.60%, 10/16/2058	1,791,706	1,504,646
Pool 2017-70, 2.60%, 10/16/2058	141,996	121,018
Pool 2017-102, 2.60%, 12/16/2058 (b)	911,931	751,374
Pool 2017-124, 2.60%, 12/16/2058	239,817	203,898
Pool 2017-131, 2.60%, 12/16/2058 (b)	884,843	733,039
Pool 2018-9, 2.60%, 12/16/2058	952,496	805,162
Pool 2017-105, 2.60%, 01/16/2059	248,602	213,392
Pool 2017-143, 2.60%, 01/16/2059	1,101,030	919,976
Pool 2017-94, 2.60%, 02/16/2059	123,027	105,430
Pool 2017-169, 2.60%, 04/16/2059 (b)	2,864,894	2,396,066
Pool 2017-185, 2.60%, 04/16/2059 (b)	99,953	83,741
Pool 2017-126, 2.60%, 05/16/2059	56,894	49,032
Pool 2017-152, 2.60%, 05/16/2059	148,778	130,684
Pool 2017-61, 2.60%, 05/16/2059	364,791	316,425
Pool 2018-41 AD, 2.60%, 06/16/2059	455,230	423,236
Pool 2018-35, 2.60%, 09/16/2059	2,060,115	1,793,447
Pool 2019-88, 2.60%, 12/16/2059	482,649	425,812
Pool 2017-190, 2.60%, 03/16/2060	556,073	467,919
Pool 2019-147, 2.60%, 09/16/2060	132,058	112,939
Pool 2019-130, 2.60%, 11/16/2061	283,112	246,499
Pool 2017-7, 2.62%, 12/16/2058 (b)	2,511,357	1,765,180
Pool 591746, 2.63%, 06/15/2048	648,731	648,731
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	47,725	44,711
Pool 2015-86 AC, 2.65%, 03/16/2050	137,207	133,605
Pool 2015-171 EA, 2.65%, 12/16/2052	31,180	26,995
Pool 2016-178, 2.65%, 08/16/2058	2,191,156	1,872,681
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	158,679	142,547
Pool 2018-60, 2.70%, 12/16/2058	458,070	417,504
Pool 2017-159, 2.70%, 01/16/2059	419,035	353,166
Pool 2018-25, 2.70%, 04/16/2059	4,259,266	3,722,671
Pool 2018-43, 2.70%, 10/16/2059	564,750	484,597
Pool 2022-102, 2.70%, 06/16/2064 (b)	2,905,049	2,441,731
Pool AC3668, 2.73%, 04/15/2043	1,508,743	1,508,743
Pool 2018-62, 2.75%, 05/16/2051	477,102	439,712
Pool 2016-39, 2.75%, 01/16/2056	1,132,130	957,622
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	161,082	149,959
Pool 2017-54, 2.75%, 09/16/2057	132,305	116,229
Pool 2019-81 AC, 2.75%, 08/16/2060	44,089	38,159
Pool 2019-146, 2.75%, 07/16/2061 (b)	772,031	670,608
Pool 2022-163, 2.75%, 07/16/2062	508,814	460,546
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	359,847	327,057
Pool 2014-186 AH, 2.80%, 08/16/2054	42,668	39,997
Pool 2015-140 AC, 2.80%, 11/16/2056	395,329	354,782
Pool 2018-56, 2.80%, 04/16/2058	1,737,142	1,565,032
Pool BX1556, 2.80%, 06/15/2062	8,892,362	7,505,497
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	25,059	22,711

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2018-82, 2.85%, 12/16/2051	$819,249	$731,131
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	398,703	361,961
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	30,990	30,007
Pool AV9479, 2.90%, 10/15/2051	7,170,462	7,170,462
Pool 2013-154, 2.90%, 09/16/2053 (b)	513,094	464,073
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	172,103	160,727
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	79,432	76,174
Pool 2018-110, 2.90%, 09/16/2059	128,606	114,425
Pool 2016-40, 2.95%, 05/16/2050 (b)	711,194	661,557
Pool 2019-94 AG, 2.95%, 07/16/2060	288,622	269,050
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,747,979
Pool 2018-73, 3.00%, 04/16/2049	105,051	100,680
Pool 2018-96, 3.00%, 09/16/2049	414,586	386,763
Pool 2018-62, 3.00%, 05/16/2050	71,350	68,268
Pool 2018-98, 3.00%, 10/16/2050	62,921	61,293
Pool 2019-53, 3.00%, 06/16/2051	11,349	11,304
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,183,797
Pool 2022-187, 3.00%, 03/16/2054	418,802	383,563
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	361,919
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,398,384	1,261,249
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	490,302	437,869
Pool 2018-88, 3.00%, 02/16/2058	815,710	719,661
Pool 2018-43, 3.00%, 12/16/2058	90,112	85,169
Pool 2019-63, 3.00%, 02/16/2060	160,633	150,486
Pool 2019-47, 3.00%, 05/16/2060	114,694	101,463
Pool 2019-66, 3.00%, 05/16/2060	1,216	1,206
Pool 2019-75 AC, 3.00%, 05/16/2060	353,231	336,333
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,161,542	1,909,150
Pool 2022-144, 3.00%, 10/16/2064 (b)	694,415	596,623
Pool 2014-164 BA, 3.05%, 09/16/2052	28,738	28,601
Pool AS2544, 3.10%, 04/15/2042	622,659	619,379
Pool 2018-85, 3.10%, 07/16/2057 (b)	649,885	593,439
Pool 2019-64, 3.10%, 01/16/2060	361,966	333,701
Pool 2019-105 A, 3.10%, 05/16/2061	9,301	8,479
Pool 2014-164 AN, 3.11%, 03/16/2055 (b)	464,483	413,156
Pool 2022-220, 3.15%, 04/16/2053	1,385,936	1,279,140
Pool 2022-184, 3.15%, 01/16/2054	3,419,926	3,166,642
Pool 2023-30, 3.15%, 07/16/2057	1,524,313	1,416,022
Pool 2018-136 AE, 3.15%, 09/16/2058	788,806	737,081
Pool 2019-32, 3.15%, 12/16/2059	357,984	352,104
Pool 2019-80 AB, 3.15%, 11/16/2060	31,954	28,298
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	843,008
Pool 2014-61 A, 3.21%, 02/16/2054 (b)	363,272	344,852
Pool AK7840, 3.25%, 03/15/2050	804,794	804,794
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,671,473	4,267,988
Pool 2022-199, 3.25%, 02/16/2054	602,783	563,349
Pool 2023-73, 3.25%, 09/16/2055 (b)	6,716,659	6,264,738
Pool 2023-33, 3.25%, 06/16/2056 (b)	2,820,617	2,518,889
Pool 2023-2, 3.25%, 07/16/2056 (b)	2,734,745	2,528,022
Pool 2019-26, 3.25%, 01/16/2060	44,669	44,383
Pool 2019-37, 3.25%, 02/16/2060	847,102	807,327
Pool 2018-165 AB, 3.25%, 09/16/2060	1,345,551	1,202,035
Pool 2023-50, 3.25%, 09/16/2063 (b)	1,890,124	1,693,867
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,856,950	2,572,865
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,179,490	1,963,921

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2023-78, 3.25%, 06/16/2064 (b)	$2,897,984	$2,607,383
Pool 2014-155 DC, 3.34%, 06/16/2047 (b)	200,187	198,043
Pool 2023-31, 3.35%, 01/16/2056	1,663,026	1,513,754
Pool AT8470, 3.40%, 10/15/2051	1,621,279	1,602,545
Pool AN9543, 3.45%, 11/15/2050	1,449,296	1,449,296
Pool 2014-75 BC, 3.46%, 08/16/2054 (b)	287,271	268,854
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,556,682	5,265,561
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,646,344	3,410,232
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,275,570	1,181,161
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,852,512	4,439,108
Pool AD8950, 3.51%, 09/15/2048	1,763,425	1,763,425
Pool AM0526, 3.51%, 05/15/2050	939,789	939,789
Pool AH5339, 3.55%, 12/15/2050	1,111,597	1,111,597
Pool AC6851, 3.62%, 08/15/2048	780,450	780,450
Pool AC6853, 3.62%, 08/15/2048	780,450	780,450
Pool 661707, 3.75%, 12/15/2054	776,454	776,454
Pool 2023-159 AE, 3.75%, 08/16/2055 (b)	292,983	287,606
Pool 2023-8, 3.75%, 10/16/2063	2,651,715	2,519,323
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,321,707	5,866,132
Pool AG7484, 3.83%, 03/15/2049	398,519	398,519
Pool AO6152, 3.94%, 01/15/2045	1,619,437	1,619,437
Pool 2023-126 A, 4.00%, 06/16/2050	1,931,710	1,890,329
Pool 2023-125, 4.00%, 05/16/2053	457,806	440,733
Pool AH7386, 4.00%, 11/15/2053	1,711,520	1,711,520
Pool 2023-126 AB, 4.00%, 06/16/2054	3,001,771	2,896,917
Pool 2023-91 AC, 4.00%, 02/16/2055	5,553,593	5,366,171
Pool 2023-44, 4.00%, 08/16/2056	5,105,613	4,799,650
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,067,994	1,036,974
Pool 2023-197, 4.00%, 01/16/2064 (b)	2,528,278	2,401,315
Pool 2024-2, 4.00%, 07/16/2064 (b)	4,690,115	4,415,545
Pool 2025-181, 4.00%, 07/16/2065 (b)	804,930	757,640
Pool 768250, 4.01%, 08/15/2052	2,134,266	2,134,266
Pool 2024-135, 4.25%, 01/16/2050	682,763	673,241
Pool 2026-59, 4.25%, 05/16/2052	2,261,883	2,202,689
Pool 2026-96, 4.25%, 08/16/2054	300,000	292,571
Pool 2024-50 AB, 4.25%, 10/16/2055	3,876,889	3,767,015
Pool 2023-144 AB, 4.25%, 12/16/2057	2,304,661	2,231,050
Pool 2023-104 AC, 4.25%, 10/16/2062	9,341,797	9,060,552
Pool 2026-97, 4.50%, 05/16/2044	500,000	490,637
Pool 2025-3, 4.50%, 11/16/2044	1,361,490	1,355,107
Pool 2025-54 A, 4.50%, 02/16/2045	1,441,011	1,433,310
Pool 2025-3, 4.50%, 12/16/2049	3,000,000	2,949,692
Pool 2025-18, 4.50%, 10/16/2052	1,464,742	1,442,846
Pool 2025-176, 4.50%, 12/16/2052	1,299,755	1,278,959
Pool 2024-119, 4.50%, 12/16/2053	1,802,547	1,767,892
Pool 2024-93 A, 4.50%, 04/16/2054 (b)	3,391,144	3,334,292
Pool 2024-36, 4.50%, 07/01/2054 (b)	1,033,543	1,013,102
Pool 2026-91, 4.50%, 07/16/2054	4,100,000	4,026,191
Pool 2025-49, 4.50%, 09/16/2054	932,142	913,255
Pool 2025-165, 4.50%, 11/16/2054	633,931	621,652
Pool 2024-18, 4.50%, 05/16/2055	5,312,757	5,208,560
Pool 2025-76 AC, 4.50%, 10/16/2055	3,138,516	3,077,216
Pool 2024-52 A, 4.50%, 03/16/2056 (b)	2,112,932	2,080,348
Pool 2024-86 AE, 4.50%, 03/16/2056	1,941,000	1,891,372
Pool 2024-193, 4.50%, 04/16/2056	1,465,619	1,428,164

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2026-76, 4.50%, 06/16/2056	$3,995,449	$3,907,848
Pool 2025-201, 4.50%, 01/16/2057 (b)	302,758	296,478
Pool 2025-58 A, 4.50%, 05/16/2057	985,378	959,446
Pool 2026-56, 4.50%, 05/16/2057	773,417	759,789
Pool 2024-98 JA, 4.50%, 08/16/2057 (b)	1,901,291	1,842,953
Pool 2026, 4.50%, 08/16/2057	2,191,076	2,134,345
Pool 2024-158, 4.50%, 09/16/2057	1,918,528	1,849,316
Pool 2025-217, 4.50%, 01/16/2058	5,226,380	5,121,967
Pool 2026-77, 4.50%, 03/16/2058	999,096	981,229
Pool 2026-98, 4.50%, 08/16/2058	1,200,000	1,168,560
Pool 2026-23, 4.50%, 12/16/2059	1,436,044	1,400,025
Pool 2024-102 AB, 4.50%, 11/16/2063	862,972	848,301
Pool 2024-88 AB, 4.50%, 02/16/2064 (b)	1,851,339	1,824,488
Pool 2024-17, 4.50%, 05/16/2064	524,206	512,361
Pool 2024-12, 4.50%, 08/16/2064	4,354,163	4,258,904
Pool 2024-153, 4.50%, 03/16/2065	9,020,222	8,888,481
Pool 2024-156, 4.50%, 09/16/2065	1,463,825	1,396,868
Pool AH1338, 4.61%, 06/15/2055	441,432	441,432
Pool 2025-143, 4.75%, 11/16/2050	493,195	489,981
Pool 2024-70 BA, 4.75%, 07/16/2054	2,845,982	2,795,273
Pool 2025-130, 4.75%, 08/16/2056	1,088,406	1,075,016
Pool 2025-94 AL, 4.75%, 03/16/2057	3,952,392	3,904,007
Pool 2025-17, 4.75%, 05/16/2058 (b)	1,969,380	1,937,251
Pool 2026-36, 4.75%, 03/16/2059	718,922	710,256
Pool 2024-87 AB, 4.75%, 03/01/2065	3,131,697	3,094,285
Pool 2025-11, 4.75%, 03/16/2065 (b)	711,122	705,540
Pool 2026-9, 4.75%, 12/16/2065	1,156,311	1,143,083
Pool 2025-145, 4.75%, 02/16/2066	4,266,879	4,202,532
Pool 2026-69, 4.75%, 09/16/2066	2,540,152	2,494,802
Pool 2023-177 V, 5.00%, 08/16/2040	1,343,939	1,349,453
Pool 2023-177 A, 5.00%, 09/16/2051	1,721,333	1,721,703
Pool 2025-129, 5.00%, 09/16/2054	988,944	984,446
Pool 2025-49 AD, 5.00%, 09/16/2054	1,771,070	1,764,348
Pool 2024-123 A, 5.00%, 03/16/2055	2,334,733	2,327,645
Pool 2025-75 AC, 5.00%, 07/16/2056 (b)	1,466,286	1,452,213
Pool 2025-128, 5.00%, 10/16/2056	2,891,480	2,887,218
Pool 2025-144, 5.00%, 01/16/2059	2,730,040	2,708,254
Pool 2025-123, 5.00%, 03/01/2064	992,298	985,491
Pool 2025-16, 5.00%, 06/01/2065	546,042	543,060
Pool 2025-15, 5.00%, 08/16/2065	1,138,159	1,122,468
Pool 2025-31, 5.00%, 04/16/2066	731,946	728,233
Pool 699710, 5.43%, 07/15/2044	299,743	299,743
Pool 637911, 6.00%, 07/15/2035	237,842	237,842
Pool 636413, 6.25%, 04/15/2036	433,272	433,272
		459,127,307
GNMA Single Family - 0.28%
Pool G2 BV1487, 2.50%, 08/20/2050	141,018	120,830
Pool G2 CE6248, 2.50%, 08/20/2051	172,269	147,116
Pool AD1699, 3.00%, 02/15/2043	41,489	37,990
Pool G2 AV5053, 3.00%, 10/20/2046	188,692	170,243
Pool G2 AX5461, 3.00%, 12/20/2046	512,384	462,261
Pool G2 AX5544, 3.00%, 01/20/2047	101,222	90,982
Pool G2 BV1491, 3.00%, 08/20/2050	270,639	240,471
Pool 779354, 3.50%, 06/15/2042	2,106	1,978

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool G2 AX5545, 3.50%, 01/20/2047	$257,923	$238,044
Pool G2 BC5351, 3.50%, 09/20/2047	224,517	207,283
Pool G2 BD9036, 3.50%, 11/20/2047	427,524	394,694
Pool 737576, 4.00%, 11/15/2040	9,676	9,365
Pool 737712, 4.00%, 12/15/2040	80,155	77,581
Pool G2 757173, 4.00%, 12/20/2040	64,269	61,831
Pool 737837, 4.00%, 01/15/2041	163,292	158,045
Pool 759104, 4.00%, 01/15/2041	67,628	65,465
Pool G2 759436, 4.00%, 01/20/2041	31,784	30,578
Pool G2 759466, 4.00%, 01/20/2041	124,596	119,869
Pool 759191, 4.00%, 02/15/2041	202,161	195,670
Pool G2 759301, 4.00%, 02/20/2041	122,044	117,399
Pool G2 763042, 4.00%, 04/20/2041	30,141	28,998
Pool 738629, 4.00%, 08/15/2041	191,239	184,748
Pool 738630, 4.00%, 08/15/2041	177,486	171,467
Pool 770515, 4.00%, 08/15/2041	325,292	314,259
Pool 738735, 4.00%, 09/15/2041	48,062	46,432
Pool 738954, 4.00%, 11/15/2041	40,780	39,395
Pool 778766, 4.00%, 01/15/2042	143,852	138,992
Pool 778847, 4.00%, 02/15/2042	28,554	27,589
Pool AF3781, 4.00%, 09/15/2043	254,179	243,025
Pool AG8734, 4.00%, 12/15/2043	80,516	76,996
Pool G2 BH0074, 4.00%, 06/20/2048	445,750	423,633
Pool G2 BI3170, 4.00%, 07/20/2048	83,627	79,478
Pool 717198, 4.50%, 06/15/2039	127,322	125,956
Pool 714594, 4.50%, 07/15/2039	23,687	23,511
Pool 720208, 4.50%, 07/15/2039	90,656	89,649
Pool 726402, 4.50%, 10/15/2039	11,337	11,213
Pool 728954, 4.50%, 12/15/2039	91,995	90,899
Pool 729017, 4.50%, 01/15/2040	162,358	160,986
Pool 737051, 4.50%, 03/15/2040	52,547	52,082
Pool 737222, 4.50%, 05/15/2040	94,986	94,158
Pool 698160, 4.50%, 07/15/2040	49,535	49,097
Pool 748456, 4.50%, 08/15/2040	85,960	85,212
Pool 738152, 4.50%, 04/15/2041	263,860	261,560
Pool 738267, 4.50%, 05/15/2041	98,732	97,871
Pool 763543, 4.50%, 05/15/2041	66,573	65,993
Pool 738397, 4.50%, 06/15/2041	195,204	193,502
Pool 770396, 4.50%, 06/15/2041	44,122	43,738
Pool G2 783417, 4.50%, 08/20/2041	1,350,558	1,338,029
Pool G2 BH0075, 4.50%, 06/20/2048	168,753	165,445
Pool 411105, 5.00%, 01/15/2039	20,892	21,001
Pool 439079, 5.00%, 02/15/2039	60,938	61,418
Pool 646728, 5.00%, 03/15/2039	62,132	62,460
Pool 646750, 5.00%, 04/15/2039	28,971	29,069
Pool 646777, 5.00%, 05/15/2039	29,453	29,557
Pool 720288, 5.00%, 08/15/2039	74,666	75,082
Pool 722944, 5.00%, 08/15/2039	46,553	46,778
Pool 723006, 5.00%, 10/15/2039	108,124	108,890
Pool 726403, 5.00%, 10/15/2039	20,082	20,193
Pool 658393, 5.00%, 06/15/2040	153,158	155,041
Pool G2 783418, 5.00%, 06/20/2040	881,581	892,248
Pool 684677, 5.50%, 03/15/2038	61,896	62,926
Pool G2 688636, 5.50%, 05/20/2038	53,880	55,490
Pool 690974, 5.50%, 06/15/2038	32,761	33,146

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool G2 409120, 5.50%, 07/20/2038	$42,939	$44,222
Pool G2 700671, 5.50%, 10/20/2038	56,144	57,822
Pool 411116, 5.50%, 01/15/2039	110,934	113,218
Pool G2 684988, 6.00%, 03/20/2038	62,623	65,622
Pool 688626, 6.00%, 05/15/2038	85,600	88,043
Pool G2 693900, 6.00%, 07/20/2038	103,974	108,955
Pool 696513, 6.00%, 08/15/2038	27,710	28,292
Pool G2 696843, 6.00%, 08/20/2038	45,385	47,559
Pool 699255, 6.00%, 09/15/2038	108,900	112,359
Pool 705999, 6.00%, 01/15/2039	72,624	74,755
Pool G2 DD4719, 6.00%, 08/20/2054	747,632	764,833
Pool G2 DD4718, 6.50%, 08/20/2054	313,342	327,559
Pool G2 530199, 7.00%, 03/20/2031	24,295	25,348
		11,183,494
HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	297,000	297,828

Small Business Administration - 0.26%
Pool American, 1.25%, (PRIME-2.000%), 04/11/2038 (b)	483,194	489,671
Pool Cleburne, 1.25%, (PRIME-2.000%), 07/15/2038 (b)	369,703	375,885
Pool Premier, 2.96%, (PRIME-1.750%), 08/29/2038 (b)	527,621	566,762
Pool 507253, 4.00%, (PRIME-2.750%), 05/25/2030 (b)	7,491	7,452
Pool 508206, 4.10%, (PRIME-2.650%), 09/25/2032 (b)	8,943	8,912
Pool 508506, 4.13%, (PRIME-2.625%), 06/25/2033 (b)	16,029	15,985
Pool 530311, 4.20%, (PRIME-2.550%), 04/25/2033 (b)	1,386,673	1,387,979
Pool 509348, 4.75%, (PRIME-2.000%), 02/25/2038 (b)	234,232	236,513
Pool 509391, 4.75%, (PRIME-2.000%), 06/25/2038 (b)	181,875	183,653
Pool 509417, 4.75%, (PRIME-2.000%), 10/25/2038 (b)	240,213	242,578
Pool 509460, 4.75%, (PRIME-2.000%), 01/25/2039 (b)	230,595	232,861
Pool 509541, 4.75%, (PRIME-2.000%), 08/25/2039 (b)	50,963	51,467
Pool 509573, 4.75%, (PRIME-2.000%), 09/25/2039 (b)	716,879	723,934
Pool 509575, 4.75%, (PRIME-2.000%), 10/25/2039 (b)	775,180	782,851
Pool 509661, 4.75%, (PRIME-2.000%), 03/25/2040 (b)	250,851	253,345
Pool 509688, 4.75%, (PRIME-2.000%), 08/25/2040 (b)	253,287	255,833
Pool 509735, 4.75%, (PRIME-2.000%), 09/25/2040 (b)	512,262	517,372
Pool 509760, 4.75%, (PRIME-2.000%), 11/25/2040 (b)	798,000	805,971
Pool 509977, 5.15%, (PRIME-1.600%), 03/25/2042 (b)	45,930	46,773
Pool 510004, 5.50%, (PRIME-1.250%), 05/25/2042 (b)	81,744	83,829
Pool 509793, 5.61%, (PRIME-1.144%), 01/25/2041 (b)	593,215	613,486
Pool 510051, 6.00%, (PRIME-0.750%), 07/25/2042 (b)	80,376	83,455
Pool 509010, 6.08%, (PRIME-0.675%), 01/25/2036 (b)	19,843	20,339
Pool 522124, 6.45%, (PRIME-0.180%), 02/25/2040 (b)	137,981	143,824
Pool 510047, 6.58%, (PRIME-0.171%), 09/25/2042 (b)	287,480	303,583
Pool 509900, 6.65%, (PRIME-0.098%), 03/25/2042 (b)	572,304	599,981
Pool 522305, 6.85%, (PRIME+0.182%), 11/25/2028 (b)	22,989	23,192
Pool 509967, 7.15%, (PRIME+0.402%), 03/25/2032 (b)	68,432	70,559
Pool 522194, 7.16%, (PRIME+0.624%), 09/25/2040 (b)	33,016	34,873
Pool 521967, 7.27%, (PRIME+0.515%), 06/25/2038 (b)	299,800	318,428
Pool 521860, 7.29%, (PRIME+0.913%), 03/25/2037 (b)	47,512	50,154
Pool 522317, 7.40%, (PRIME+0.963%), 03/25/2029 (b)	11,833	12,009
Pool 522440, 7.49%, (PRIME+0.575%), 07/25/2029 (b)	53,216	54,142
Pool 521984, 7.50%, (PRIME+0.578%), 10/25/2038 (b)	52,592	56,046
Pool 522328, 7.52%, (PRIME+0.917%), 05/25/2029 (b)	3,114	3,166
Pool 522156, 7.57%, (PRIME+0.983%), 05/25/2040 (b)	93,382	99,647
Pool 522423, 7.58%, (PRIME+0.785%), 12/25/2028 (b)	51,863	52,706

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 510056, 7.58%, (PRIME+0.829%), 08/25/2042 (b)	$61,084	$65,502
Pool 521884, 7.61%, (PRIME+0.772%), 08/25/2037 (b)	46,930	50,020
Pool 522371, 7.62%, (PRIME+0.789%), 10/25/2029 (b)	13,228	13,526
Pool 521919, 7.63%, (PRIME+0.807%), 12/25/2037 (b)	7,786	8,307
Pool 522029, 7.63%, (PRIME+0.947%), 02/25/2039 (b)	10,599	11,411
Pool 522268, 7.65%, (PRIME+0.916%), 01/25/2029 (b)	50,643	51,411
Pool 521970, 7.68%, (PRIME+0.913%), 07/25/2038 (b)	40,467	43,272
Pool 522387, 7.78%, (PRIME+0.967%), 01/25/2030 (b)	30,386	31,224
Pool 522282, 7.90%, (PRIME+1.136%), 09/25/2028 (b)	5,910	5,962
Pool 522327, 7.99%, (PRIME+1.192%), 05/25/2029 (b)	75,739	77,270
		10,167,121
Small Business Administration Participation Certificates - 0.60%
Pool 2020-10D, 0.81%, 07/01/2030	1,037,484	973,419
Pool 2022-20B, 2.22%, 02/01/2042	7,887,482	6,885,535
Pool 2015-20C, 2.72%, 03/01/2035	18,345	17,166
Pool 2012-20A, 2.76%, 01/01/2032	6,327	6,071
Pool 2016-20L, 2.81%, 12/01/2036	157,753	146,115
Pool 2017-20F, 2.81%, 06/01/2037	3,535,123	3,264,258
Pool 2017-20C, 3.04%, 03/01/2037	2,358,832	2,209,135
Pool 2014-20D, 3.11%, 04/01/2034	744,910	710,012
Pool 2010-20K, 3.25%, 11/01/2030	2,695	2,627
Pool 2018-20E, 3.50%, 05/01/2038	5,997,609	5,692,480
Pool 2013-20I, 3.62%, 09/01/2033	145,586	141,548
Pool 2009-20J, 3.92%, 10/01/2029	675,624	670,421
Pool 2010-20E, 4.11%, 05/01/2030	23,394	23,238
Pool 2011-20B, 4.22%, 02/01/2031	135,537	134,822
Pool 2009-20D, 4.31%, 04/01/2029	107,978	107,917
Pool 2023-10F, 5.47%, 11/01/2033	2,708,348	2,785,707
Pool 2008-20C, 5.49%, 03/01/2028	886	896
Pool 2008-20E, 5.49%, 05/01/2028	2,427	2,456
		23,773,823
Small Business Investment Company Certificates - 0.24%
Pool 2016-10B, 2.05%, 09/10/2026	726,154	722,380
Pool 2022-10A, 2.94%, 03/10/2032	3,169,863	2,975,022
Pool 2022-10B, 4.26%, 09/10/2032	1,927,379	1,898,522
Pool 2023-10A, 5.17%, 03/10/2033	3,771,965	3,815,763
		9,411,687
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,498,980,778)		2,348,857,265

CORPORATE BONDS - 13.01%
Communication Services - 2.12%
Comcast Corp.
4.65%, 02/15/2033	82,237,000	81,232,945
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,301,340
		83,534,285
Consumer Discretionary - 2.46%
J Paul Getty Trust
4.91%, 04/01/2035	1,410,000	1,415,144
Toyota Motor Corp.
4.45%, 06/30/2030	51,255,000	51,205,312
5.05%, 06/30/2035	37,959,000	38,424,657

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.12%, 07/13/2028	$5,690,000	$5,786,280
		96,831,393
Financials - 4.29%
American Express
4.05%, 05/03/2029	44,114,000	43,898,870
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	19,504,984
Bank of America Corp.
6.20%, SOFR + 1.990%, 11/10/2028 (b)	48,046,000	49,230,197
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	1,001,058
Century Housing Corp.
5.05%, 06/15/2028	3,929,000	3,933,379
M&T Bank Corp.
4.83%, SOFR + 0.930%, 01/16/2029 (b)	17,798,000	17,872,456
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,408,435
Metropolitan Life Global Funding I
4.40%, 06/30/2027 (c)	14,695,000	14,756,535
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	13,180,590
		168,786,504
Real Estate - 4.14%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,644,136
5.32%, 07/15/2035	3,985,000	3,941,036
ERP Operating
1.85%, 08/01/2031	15,336,000	13,462,709
4.15%, 12/01/2028	1,000,000	993,914
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,854,178
Preservation of Affordable Housing Inc.
4.48%, 12/01/2032	5,100,000	4,955,855
5.44%, 06/01/2036	2,165,000	2,139,407
Prologis
1.25%, 10/15/2030	53,216,000	46,356,430
4.63%, 01/15/2033	80,259,000	79,412,326
		162,759,991

TOTAL CORPORATE BONDS (Cost $517,060,121)		511,912,173

MUNICIPAL BONDS - 12.28%
California - 0.70%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,371,516
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	316,716
3.460%, 08/01/2027	685,000	681,243
3.410%, 08/01/2026	1,250,000	1,249,379
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,426,297
3.378%, 06/01/2028	1,915,000	1,874,508

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.534%, 06/01/2028	$1,050,000	$1,011,027
1.829%, 06/01/2029	5,975,000	5,525,079
1.168%, 06/01/2026	1,660,000	1,659,728
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,293,632
Emeryville California, Ser 2018, GO
6.000%, 08/01/2028	310,000	321,009
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	544,064
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	594,527
3.500%, 09/01/2027	250,000	248,153
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,186,348
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	574,670
2.071%, 08/01/2027	4,125,000	4,038,512
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	362,602
1.705%, 06/15/2029	410,000	379,807
1.555%, 06/15/2028	250,000	236,944
1.324%, 06/15/2027	450,000	437,621
1.104%, 06/15/2026	245,000	244,739
		27,578,121
Colorado - 0.38%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	74,300	59,711
Colorado State Housing & Finance Authority, Ser A-1, RB
4.984%, 11/01/2029	215,000	219,673
4.934%, 05/01/2029	390,000	397,219
4.816%, 11/01/2027	245,000	247,535
4.804%, 05/01/2028	200,000	202,355
4.766%, 05/01/2027	15,000	15,109
4.554%, 11/01/2028	705,000	710,517
4.504%, 05/01/2028	650,000	654,098
4.464%, 11/01/2027	285,000	286,582
4.434%, 05/01/2027	1,000,000	1,004,291
Colorado State Housing & Finance Authority, Ser B-1, RB
5.065%, 11/01/2030	390,000	395,715
5.025%, 05/01/2030	75,000	76,039
4.923%, 11/01/2029	55,000	55,662
4.883%, 05/01/2029	225,000	227,539
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	630,000	634,797
4.665%, 05/01/2029	750,000	758,405
4.645%, 11/01/2028	745,000	752,371

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.585%, 05/01/2028	$700,000	$705,474
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,020,000	1,034,034
5.017%, 05/01/2027	2,020,000	2,039,579
4.967%, 11/01/2026	1,050,000	1,055,206
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,028,779	1,670,790
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	200,000	204,175
5.214%, 05/01/2029	345,000	351,662
5.191%, 11/01/2028	210,000	213,724
5.131%, 05/01/2028	25,000	25,388
5.101%, 11/01/2027	785,000	795,566
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	132,080	118,571
		14,911,787
Connecticut - 0.17%
Connecticut State Housing Finance Authority, RB
4.166%, 11/15/2028	530,000	530,250
Connecticut State Housing Finance Authority, Ser A-2, RB
4.860%, 11/15/2030	115,000	116,751
Connecticut State Housing Finance Authority, Ser C, RB
5.188%, 11/15/2030	1,410,000	1,449,937
5.138%, 05/15/2030	1,430,000	1,466,364
5.064%, 11/15/2029	385,000	392,518
5.044%, 05/15/2029	1,365,000	1,390,774
Connecticut State Housing Finance Authority, Ser E, RB
4.309%, 05/15/2031	1,000,000	990,314
Connecticut State Housing Finance Authority, Ser F, RB
4.695%, 05/15/2030	200,000	201,902
		6,538,810
Delaware - 0.06%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	2,673,138	2,318,970

District of Columbia - 0.03%
District of Columbia Housing Finance Agency, Ser 2014-A, Cl A
3.875%, 06/15/2045	170,768	161,504
District of Columbia Housing Finance Agency, Ser 2017-A, Cl A
3.236%, 03/01/2049	951,569	866,514
		1,028,018
Florida - 0.28%
Florida State Housing Finance Corp., Ser 1, RB
Callable 06/19/2026 @ 100
3.125%, 07/01/2037	1,428,555	1,363,270
Florida State Housing Finance Corp., Ser 2, RB
5.159%, 07/01/2033	70,000	70,770
5.129%, 01/01/2033	205,000	207,294

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
5.128%, 07/01/2032	$90,000	$91,161
5.078%, 01/01/2032	70,000	70,848
5.053%, 07/01/2031	135,000	136,663
5.013%, 01/01/2031	135,000	136,598
4.969%, 01/01/2032	390,000	395,991
4.963%, 07/01/2030	55,000	55,606
4.913%, 01/01/2030	75,000	75,772
4.840%, 01/01/2029	505,000	509,900
Florida State Housing Finance Corp., Ser 2, RB
Callable 07/01/2033 @ 100
5.279%, 07/01/2034	245,000	248,303
5.229%, 01/01/2034	265,000	268,370
Florida State Housing Finance Corp., Ser 4, RB
4.941%, 01/01/2031	890,000	898,349
4.891%, 07/01/2030	755,000	761,635
4.866%, 07/01/2029	560,000	565,525
4.841%, 01/01/2030	835,000	841,905
4.816%, 01/01/2029	705,000	711,234
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,131
5.613%, 01/01/2027	340,000	343,329
4.759%, 07/01/2033	245,000	243,667
4.709%, 01/01/2033	370,000	368,413
4.659%, 07/01/2032	150,000	149,530
4.609%, 01/01/2032	340,000	339,265
4.448%, 01/01/2031	320,000	318,935
4.298%, 01/01/2030	200,000	199,146
4.298%, 07/01/2030	130,000	129,166
4.154%, 07/01/2029	160,000	158,936
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	667,723	596,264
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	516,083
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 07/04/2026 @ 100
2.875%, 11/01/2038	315,642	268,468
		11,045,527
Georgia - 0.01%
Georgia State Housing & Finance Authority, Ser F, RB
4.401%, 06/01/2031	290,000	288,470
4.146%, 12/01/2030	280,000	276,617
		565,087
Illinois - 1.02%
Illinois State Housing Development Authority, RB
Callable 04/01/2034 @ 100
4.833%, 10/01/2034	515,000	506,883
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.210%, 12/01/2043	854,112	677,453
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	50,000	51,242
5.294%, 10/01/2031	725,000	743,787

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.258%, 10/01/2029	$250,000	$255,442
5.244%, 04/01/2031	500,000	511,872
5.208%, 04/01/2029	170,000	173,370
5.194%, 10/01/2030	555,000	566,911
4.970%, 10/01/2026	50,000	50,174
4.705%, 04/01/2034	625,000	612,143
4.452%, 04/01/2029	1,000,000	999,135
4.452%, 10/01/2029	1,000,000	997,267
4.364%, 04/01/2028	2,720,000	2,722,362
4.364%, 10/01/2028	2,595,000	2,592,376
Illinois State Housing Development Authority, Ser B, RB
Callable 04/01/2033 @ 100
5.129%, 10/01/2033	900,000	909,440
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	386,837
1.451%, 04/01/2027	540,000	528,733
1.118%, 10/01/2026	215,000	213,039
Illinois State Housing Development Authority, Ser D, RB
5.186%, 10/01/2030	2,100,000	2,144,417
5.136%, 04/01/2030	2,035,000	2,073,453
5.094%, 10/01/2029	1,955,000	1,987,995
5.044%, 04/01/2029	700,000	710,305
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,364,645
4.873%, 10/01/2032	750,000	751,541
4.847%, 04/01/2029	1,310,000	1,322,491
4.823%, 04/01/2032	665,000	666,293
4.753%, 10/01/2031	500,000	500,358
4.726%, 10/01/2028	720,000	724,972
4.703%, 04/01/2031	500,000	500,223
4.464%, 10/01/2030	675,000	670,503
4.404%, 04/01/2030	525,000	521,626
4.354%, 10/01/2029	540,000	536,899
4.344%, 04/01/2029	300,000	298,872
4.284%, 10/01/2027	1,410,000	1,412,004
4.234%, 04/01/2027	365,000	365,606
Illinois State Housing Development Authority, Ser H, RB
Callable 10/01/2033 @ 100
4.937%, 04/01/2035	1,920,000	1,896,062
4.817%, 10/01/2034	1,700,000	1,672,157
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	82,195
5.419%, 04/01/2029	370,000	379,098
Illinois State Housing Development Authority, Ser J, RB
4.927%, 10/01/2031	600,000	605,287
4.877%, 04/01/2031	2,595,000	2,615,867
4.817%, 10/01/2030	1,250,000	1,258,529
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	562,236
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	1,001,314
		40,123,414

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Indiana - 0.66%
Indiana State Housing & Community Development Authority, RB
Callable 01/01/2034 @ 100
5.185%, 07/01/2035	$1,180,000	$1,192,148
5.125%, 01/01/2035	255,000	257,723
Indiana State Housing & Community Development Authority, Ser A-2, RB
4.789%, 07/01/2026	125,000	125,099
4.785%, 07/01/2030	245,000	248,546
4.775%, 07/01/2028	120,000	121,415
4.775%, 01/01/2034	835,000	825,830
4.735%, 01/01/2030	235,000	238,104
4.685%, 01/01/2029	325,000	328,618
4.685%, 07/01/2029	195,000	197,290
4.652%, 01/01/2028	300,000	302,585
4.652%, 07/01/2028	325,000	328,043
4.593%, 07/01/2027	305,000	306,966
4.572%, 07/01/2033	350,000	344,436
4.532%, 07/01/2027	120,000	120,697
4.532%, 01/01/2033	430,000	423,972
4.523%, 01/01/2027	140,000	140,525
4.493%, 07/01/2026	135,000	135,074
4.482%, 01/01/2027	125,000	125,439
4.462%, 07/01/2032	250,000	246,661
4.422%, 01/01/2032	235,000	232,280
Indiana State Housing & Community Development Authority, Ser B-3, RB
5.337%, 07/01/2031	140,000	144,977
5.287%, 01/01/2031	200,000	206,704
5.237%, 07/01/2030	200,000	206,240
5.139%, 07/01/2029	250,000	256,182
5.089%, 01/01/2029	200,000	204,184
5.039%, 07/01/2028	200,000	203,401
5.032%, 07/01/2032	745,000	757,699
4.990%, 07/01/2030	300,000	306,618
4.982%, 01/01/2032	880,000	895,218
4.940%, 01/01/2030	300,000	305,334
4.890%, 07/01/2029	440,000	447,747
4.840%, 01/01/2029	430,000	436,402
4.832%, 01/01/2031	265,000	268,927
4.819%, 07/01/2028	200,000	202,532
4.769%, 01/01/2028	45,000	45,468
4.658%, 07/01/2030	420,000	424,106
4.588%, 01/01/2030	105,000	105,880
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	5,174
5.322%, 07/01/2031	40,000	41,395
5.286%, 01/01/2030	200,000	206,263
5.206%, 01/01/2029	65,000	66,544
4.859%, 07/01/2031	680,000	689,569
4.819%, 01/01/2031	1,330,000	1,349,045
4.779%, 07/01/2030	1,280,000	1,298,244
4.729%, 01/01/2030	1,235,000	1,251,072

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.694%, 07/01/2029	$595,000	$602,141
4.604%, 01/01/2029	1,150,000	1,160,546
Indiana State Housing & Community Development Authority, Ser C-2, RB
Callable 07/01/2033 @ 100
4.827%, 07/01/2034	260,000	257,582
4.777%, 01/01/2034	250,000	247,879
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,139,306
4.300%, 01/01/2028	565,000	566,851
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	725,000	752,110
5.646%, 07/01/2028	50,000	51,450
5.606%, 01/01/2028	335,000	342,737
5.546%, 07/01/2027	10,000	10,164
5.068%, 07/01/2032	600,000	611,358
5.028%, 01/01/2032	890,000	907,385
4.892%, 07/01/2031	855,000	868,300
4.842%, 01/01/2031	855,000	868,050
4.742%, 07/01/2030	745,000	754,599
4.732%, 01/01/2030	475,000	481,228
		26,188,062
Kentucky - 0.14%
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2026 @ 100
3.500%, 01/01/2040	80,000	79,941
Kentucky State Housing Corp., Ser A, RB
Callable 07/04/2026 @ 100
3.499%, 07/01/2031	595,000	566,167
Kentucky State Housing Corp., Ser B, RB
Callable 07/04/2026 @ 100
4.000%, 07/01/2037	305,000	304,859
Kentucky State Housing Corp., Ser B, RB
5.162%, 07/01/2031	100,000	102,926
5.132%, 01/01/2031	200,000	205,692
5.082%, 07/01/2030	80,000	82,115
4.920%, 01/01/2030	225,000	229,415
4.900%, 07/01/2029	130,000	132,294
4.652%, 01/01/2034	290,000	284,677
Kentucky State Housing Corp., Ser D, RB
5.266%, 07/01/2033	230,000	235,674
5.246%, 01/01/2033	390,000	400,417
4.997%, 07/01/2032	160,000	162,629
4.947%, 01/01/2032	200,000	203,402
4.887%, 07/01/2031	250,000	254,222
4.817%, 01/01/2031	245,000	248,804
Kentucky State Housing Corp., Ser D, RB
Callable 07/01/2033 @ 100
5.436%, 07/01/2035	625,000	637,959
5.416%, 01/01/2035	105,000	107,359
5.386%, 07/01/2034	420,000	429,982

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
5.336%, 01/01/2034	$70,000	$71,739
Kentucky State Housing Corp., Ser F, RB
3.945%, 01/01/2030	215,000	212,331
3.925%, 07/01/2029	180,000	178,158
3.895%, 01/01/2029	200,000	198,300
3.825%, 07/01/2028	150,000	148,862
3.765%, 01/01/2028	185,000	184,024
		5,661,948
Louisiana - 0.08%
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	91,114
5.008%, 06/01/2029	65,000	66,256
4.953%, 12/01/2028	240,000	243,854
4.803%, 12/01/2027	115,000	116,145
4.753%, 06/01/2027	120,000	120,879
Louisiana State Housing Corp., Ser D, RB
5.300%, 06/01/2033	335,000	344,655
5.100%, 12/01/2032	785,000	801,174
5.050%, 06/01/2032	760,000	775,569
5.000%, 12/01/2031	530,000	540,608
		3,100,254
Maine - 0.01%
Maine State Housing Authority, Ser B, RB
1.763%, 11/15/2026	515,000	510,244

Maryland - 0.45%
Maryland Department of Housing & Community Development, Ser B, RB
5.110%, 09/01/2029	1,655,000	1,695,243
5.060%, 03/01/2029	1,630,000	1,663,317
5.010%, 09/01/2028	875,000	889,480
4.773%, 03/01/2030	2,715,000	2,755,530
4.693%, 03/01/2029	1,275,000	1,289,045
Maryland Department of Housing & Community Development, Ser D, RB
4.764%, 03/01/2032	980,000	987,964
4.764%, 09/01/2032	505,000	507,260
Maryland State Community Development Administration, Ser A, RB
Callable 06/19/2026 @ 100
3.500%, 09/01/2047	190,000	189,945
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,157,259	1,005,405
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	576,348
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	143,574
5.132%, 09/01/2028	1,250,000	1,273,500
5.121%, 03/01/2029	515,000	526,085
5.082%, 03/01/2028	200,000	203,017

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	$1,090,000	$1,136,108
5.700%, 03/01/2029	525,000	544,103
5.592%, 09/01/2028	750,000	771,425
5.542%, 03/01/2028	925,000	946,056
Maryland State Department of Housing & Community Development, Ser C, RB
4.733%, 03/01/2034	360,000	355,960
Maryland State Department of Housing & Community Development, Ser F, RB
4.659%, 03/01/2031	95,000	95,831
		17,555,196
Massachusetts - 1.02%
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	143,801
3.530%, 12/01/2029	660,000	640,420
3.450%, 06/01/2029	300,000	291,968
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,618,862
5.172%, 06/01/2029	755,000	770,920
5.122%, 12/01/2028	1,020,000	1,037,966
5.072%, 06/01/2028	1,330,000	1,348,788
5.012%, 12/01/2027	570,000	576,501
4.962%, 06/01/2027	650,000	655,370
4.912%, 12/01/2026	550,000	552,470
4.862%, 06/01/2026	630,000	630,030
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	768,014
5.154%, 06/01/2029	1,000,000	1,020,586
5.137%, 12/01/2028	750,000	763,474
5.087%, 06/01/2028	750,000	760,808
5.057%, 12/01/2027	1,055,000	1,067,715
5.007%, 06/01/2027	500,000	504,349
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,870,554
5.950%, 12/01/2027	1,750,000	1,786,367
5.802%, 12/01/2026	1,920,000	1,937,032
Massachusetts State Housing Finance Agency, Ser 235, RB
5.395%, 06/01/2032	750,000	776,496
5.395%, 12/01/2032	345,000	356,851
5.307%, 12/01/2031	860,000	886,987
5.257%, 06/01/2031	980,000	1,008,668
5.107%, 06/01/2030	275,000	281,057
Massachusetts State Housing Finance Agency, Ser 238, RB
4.336%, 06/01/2031	320,000	316,327
4.336%, 12/01/2031	405,000	398,823
4.186%, 12/01/2030	460,000	453,332
Massachusetts State Housing Finance Agency, Ser 240, RB
4.992%, 12/01/2031	110,000	111,789
4.942%, 06/01/2031	175,000	177,682
Massachusetts State Housing Finance Agency, Ser 243, RB
4.974%, 06/01/2033	1,810,000	1,824,760

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser 243, RB
Callable 06/01/2033 @ 100
5.024%, 12/01/2033	$1,535,000	$1,547,313
Massachusetts State Housing Finance Agency, Ser 247, RB
4.951%, 06/01/2033	710,000	714,619
Massachusetts State Housing Finance Agency, Ser 247, RB
Callable 06/01/2033 @ 100
5.111%, 12/01/2034	1,700,000	1,712,029
5.061%, 06/01/2034	885,000	890,882
5.031%, 12/01/2033	430,000	433,487
Massachusetts State Housing Finance Agency, Ser 254, RB
Callable 06/01/2034 @ 100
5.063%, 06/01/2035	600,000	599,884
5.013%, 12/01/2034	770,000	769,587
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,035,255	2,737,066
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/24/2026 @ 100
3.850%, 12/01/2028	60,000	59,350
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/24/2026 @ 100
5.000%, 12/01/2055	2,535,000	2,236,844
4.750%, 12/01/2045	2,800,000	2,492,664
4.550%, 12/01/2035	400,000	387,833
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 06/24/2026 @ 100
3.150%, 06/01/2027	250,000	248,051
		40,168,376
Michigan - 0.21%
Michigan State Housing Development Authority, Ser B, RB
5.247%, 12/01/2030	280,000	290,158
5.128%, 12/01/2029	350,000	360,088
4.877%, 12/01/2033	700,000	702,692
4.827%, 06/01/2033	430,000	432,249
1.672%, 12/01/2028	1,080,000	1,017,305
1.622%, 06/01/2028	1,055,000	1,005,394
1.599%, 04/01/2027	250,000	245,198
1.512%, 12/01/2027	1,085,000	1,046,256
1.412%, 06/01/2027	605,000	590,479
1.241%, 10/01/2026	485,000	480,890
1.198%, 12/01/2026	490,000	483,831
Michigan State Housing Development Authority, Ser C, RB
5.432%, 12/01/2027	50,000	51,041
5.393%, 06/01/2026	210,000	210,019
Michigan State Housing Development Authority, Ser E, RB
4.438%, 06/01/2031	755,000	755,605
4.438%, 12/01/2031	20,000	19,939
4.338%, 12/01/2030	725,000	724,630
		8,415,774
Minnesota - 0.57%
Minnesota State Housing Finance Agency, Ser A, RB
4.684%, 01/01/2030	420,000	422,560

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.624%, 07/01/2029	$145,000	$145,898
Minnesota State Housing Finance Agency, Ser B, RB
4.769%, 07/01/2028	25,000	25,263
4.748%, 07/01/2027	15,000	15,122
4.718%, 01/01/2027	185,000	185,948
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	310,000	314,134
4.694%, 07/01/2027	165,000	165,937
4.627%, 07/01/2026	160,000	160,082
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/04/2026 @ 100
3.800%, 07/01/2031	10,000	9,733
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/04/2026 @ 100
2.730%, 08/01/2046	122,914	103,302
Minnesota State Housing Finance Agency, Ser D, RB
Callable 01/01/2034 @ 100
4.841%, 07/01/2035	405,000	398,221
4.791%, 01/01/2035	445,000	437,608
4.691%, 07/01/2034	220,000	215,937
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	195,000	198,055
4.954%, 01/01/2029	290,000	294,103
4.911%, 07/01/2028	90,000	91,155
4.861%, 01/01/2028	180,000	182,002
4.811%, 07/01/2027	145,000	146,264
4.771%, 01/01/2027	270,000	271,460
3.744%, 01/01/2029	2,060,000	2,038,759
3.644%, 01/01/2028	1,955,000	1,945,453
3.520%, 07/01/2027	55,000	54,817
3.470%, 01/01/2027	990,000	988,625
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	380,000	387,178
5.125%, 01/01/2029	805,000	818,856
5.090%, 07/01/2028	300,000	304,661
5.000%, 07/01/2027	145,000	146,467
4.088%, 01/01/2029	60,000	59,692
4.018%, 07/01/2028	660,000	657,681
3.918%, 01/01/2028	415,000	414,175
3.827%, 07/01/2027	400,000	399,694
3.777%, 01/01/2027	270,000	270,036
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	205,000	209,136
5.245%, 07/01/2028	125,000	127,194
5.233%, 01/01/2029	320,000	325,916
5.185%, 01/01/2028	150,000	152,205
5.163%, 07/01/2026	360,000	360,429
5.135%, 07/01/2027	90,000	91,015
5.045%, 07/01/2026	170,000	170,186
4.887%, 07/01/2028	115,000	116,417
4.857%, 01/01/2027	140,000	140,810
4.827%, 01/01/2028	150,000	151,578
Minnesota State Housing Finance Agency, Ser I, RB
4.967%, 07/01/2031	750,000	755,712

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Minnesota State Housing Finance Agency, Ser I, RB
Callable 07/01/2033 @ 100
5.525%, 01/01/2035	$930,000	$947,437
5.435%, 01/01/2034	990,000	1,006,426
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 07/01/2026	135,000	135,170
4.875%, 07/01/2030	575,000	582,325
4.825%, 01/01/2030	680,000	687,947
4.791%, 07/01/2029	660,000	667,227
4.741%, 01/01/2029	450,000	454,495
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	10,000	10,077
5.217%, 07/01/2026	435,000	435,538
Minnesota State Housing Finance Agency, Ser M, RB
5.054%, 07/01/2031	1,150,000	1,169,778
5.004%, 01/01/2031	820,000	833,022
Minnesota State Housing Finance Agency, Ser P, RB
4.739%, 07/01/2031	300,000	302,001
4.689%, 01/01/2031	390,000	392,429
		22,493,348
Mississippi - 0.02%
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	152,922
4.905%, 06/01/2028	300,000	303,913
4.805%, 06/01/2027	300,000	302,341
		759,176
Missouri - 0.00%
Missouri State Housing Development Commission, Ser D, RB
5.470%, 11/01/2027	45,000	45,602
5.420%, 05/01/2027	40,000	40,391
5.390%, 11/01/2026	10,000	10,051
		96,044
New Hampshire - 0.00%
New Hampshire State Housing Finance Authority, Ser B, RB
5.057%, 01/01/2030	45,000	46,164
4.858%, 01/01/2027	50,000	50,299
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	40,000	39,893
		136,356
New Jersey - 0.33%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 07/04/2026 @ 100
4.875%, 11/01/2029	1,815,000	1,815,521
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
4.709%, 11/01/2033	120,000	118,770
4.659%, 05/01/2033	115,000	113,790
4.453%, 11/01/2032	230,000	226,100
4.403%, 05/01/2032	225,000	221,252
4.303%, 11/01/2031	220,000	216,058

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.059%, 11/01/2030	$210,000	$205,705
4.009%, 05/01/2030	205,000	201,140
3.959%, 11/01/2029	200,000	196,579
3.909%, 05/01/2029	200,000	196,997
3.814%, 05/01/2028	185,000	183,262
3.814%, 11/01/2028	195,000	192,439
3.752%, 11/01/2027	170,000	169,001
2.050%, 05/01/2028	15,000	14,406
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 06/24/2026 @ 100
5.000%, 11/01/2046	425,000	387,307
4.968%, 11/01/2051	345,000	300,801
4.868%, 11/01/2047	1,300,000	1,209,756
4.698%, 11/01/2037	500,000	489,425
4.625%, 11/01/2036	335,000	324,390
4.218%, 11/01/2032	1,355,000	1,318,113
3.718%, 11/01/2028	285,000	281,146
3.618%, 11/01/2027	695,000	690,560
3.568%, 11/01/2026	95,000	94,913
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2027 @ 100
4.250%, 11/01/2033	250,000	241,670
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2033 @ 100
4.959%, 05/01/2035	130,000	129,708
4.859%, 11/01/2034	125,000	124,188
4.809%, 05/01/2034	120,000	119,097
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	425,000	434,908
5.106%, 05/01/2029	180,000	183,613
4.871%, 05/01/2027	355,000	357,980
New Jersey State Housing & Mortgage Finance Agency, Ser N, RB
5.228%, 04/01/2033	125,000	128,085
4.939%, 10/01/2032	80,000	80,923
4.889%, 04/01/2032	120,000	121,438
4.839%, 10/01/2031	125,000	126,523
4.789%, 04/01/2031	100,000	101,205
4.511%, 04/01/2030	100,000	100,429
4.265%, 10/01/2027	195,000	195,457
4.257%, 04/01/2028	100,000	100,114
4.215%, 04/01/2027	155,000	155,305
New Jersey State Housing & Mortgage Finance Agency, Ser N, RB
Callable 04/01/2033 @ 100
5.448%, 04/01/2035	285,000	291,790
5.398%, 10/01/2034	280,000	286,644
5.348%, 04/01/2034	270,000	276,515

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
5.278%, 10/01/2033	$150,000	$153,597
		12,876,620
New Mexico - 0.03%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 07/04/2026 @ 100
2.600%, 09/01/2040	1,345,000	1,099,966
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 07/04/2026 @ 100
2.230%, 10/01/2034	185,913	154,377
		1,254,343
New York - 2.63%
New York City Housing Development Corp., RB
Callable 06/01/2029 @ 100
4.331%, 07/01/2030	3,845,000	3,839,787
New York City Housing Development Corp., Ser 2017-A, Cl A, RB
3.098%, 10/01/2046	7,147,291	6,248,462
New York City Housing Development Corp., Ser B, RB
5.368%, 08/01/2030	705,000	731,172
5.343%, 08/01/2031	780,000	810,921
5.330%, 08/01/2033	250,000	258,614
5.318%, 02/01/2030	190,000	196,242
5.310%, 02/01/2033	295,000	304,868
5.044%, 08/01/2032	85,000	86,785
5.037%, 08/01/2032	720,000	741,306
4.994%, 02/01/2032	280,000	285,337
4.954%, 08/01/2031	265,000	269,653
4.933%, 08/01/2031	935,000	958,054
4.884%, 02/01/2031	110,000	111,641
4.833%, 08/01/2030	875,000	892,306
2.361%, 02/01/2028	750,000	729,709
2.183%, 02/01/2027	1,590,000	1,573,614
1.860%, 05/01/2028	2,110,000	2,022,719
1.710%, 11/01/2027	795,000	770,356
1.677%, 11/01/2028	800,000	754,014
1.577%, 05/01/2028	500,000	476,736
1.477%, 11/01/2027	300,000	289,747
1.377%, 05/01/2027	200,000	195,613
1.123%, 11/01/2026	250,000	247,372
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	358,821
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,688,034
2.003%, 05/01/2030	3,175,000	2,908,506
1.953%, 11/01/2029	1,800,000	1,666,380
1.903%, 05/01/2029	1,225,000	1,146,621
New York City Housing Development Corp., Ser B, RB
Callable 08/01/2033 @ 100
5.510%, 02/01/2035	670,000	695,448
5.490%, 08/01/2034	715,000	742,536

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.440%, 02/01/2034	$445,000	$461,871
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	640,000	592,693
2.561%, 02/01/2030	1,000,000	940,284
2.511%, 08/01/2029	1,240,000	1,175,159
2.461%, 02/01/2029	2,195,000	2,097,638
2.411%, 08/01/2028	1,000,000	963,872
New York City Housing Development Corp., Ser B-1, RB
Callable 07/04/2026 @ 100
3.814%, 11/01/2029	700,000	688,637
3.714%, 11/01/2028	395,000	390,486
3.614%, 11/01/2027	1,110,000	1,104,263
3.564%, 11/01/2026	505,000	504,721
New York City Housing Development Corp., Ser C, RB
5.130%, 11/01/2031	880,000	906,624
5.080%, 05/01/2031	1,045,000	1,073,851
5.030%, 11/01/2030	1,030,000	1,055,634
4.980%, 05/01/2030	1,010,000	1,032,383
4.939%, 11/01/2029	990,000	1,009,435
4.889%, 05/01/2029	190,000	193,206
New York City Housing Development Corp., Ser D, RB
4.682%, 02/01/2033	460,000	459,601
4.627%, 08/01/2033	490,000	489,171
4.577%, 02/01/2033	350,000	349,356
4.527%, 08/01/2032	500,000	499,035
4.477%, 02/01/2032	350,000	349,293
4.357%, 08/01/2032	5,000	4,937
4.319%, 02/01/2031	345,000	343,446
4.319%, 08/01/2031	90,000	89,372
4.307%, 02/01/2032	125,000	123,449
4.169%, 02/01/2030	20,000	19,887
2.233%, 08/01/2027	2,050,000	2,011,156
2.150%, 02/01/2029	550,000	521,354
2.100%, 08/01/2028	540,000	517,053
2.000%, 02/01/2028	450,000	435,234
1.750%, 08/01/2027	775,000	756,090
1.700%, 02/01/2027	760,000	749,777
1.600%, 08/01/2026	500,000	498,307
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2033 @ 100
4.912%, 02/01/2035	280,000	280,834
4.862%, 08/01/2034	270,000	270,544
4.832%, 02/01/2034	400,000	400,924
4.732%, 08/01/2033	430,000	429,477
New York City Housing Development Corp., Ser D, RB
Callable 08/01/2033 @ 100
4.727%, 08/01/2034	400,000	399,779
4.677%, 02/01/2034	665,000	664,310
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	815,563
2.250%, 02/01/2030	865,000	804,431

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.200%, 08/01/2029	$850,000	$797,891
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	615,721
1.874%, 11/01/2027	945,000	917,819
1.844%, 05/01/2027	1,450,000	1,424,236
1.744%, 11/01/2026	280,000	277,768
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	705,466
2.238%, 05/01/2030	770,000	711,750
2.188%, 11/01/2029	455,000	424,546
2.138%, 05/01/2029	1,220,000	1,149,449
2.098%, 11/01/2028	1,225,000	1,166,319
New York City Housing Development Corp., Ser G, RB
Callable 07/04/2026 @ 100
2.818%, 05/01/2027	1,000,000	990,853
2.768%, 11/01/2026	1,000,000	996,191
New York City Housing Development Corp., Ser H-1, RB
Callable 07/04/2026 @ 100
3.890%, 11/01/2029	720,000	708,969
New York City Housing Development Corp., Ser H-2, RB
Callable 07/01/2029 @ 100
4.269%, 02/01/2030	17,180,000	17,147,160
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,316,956
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	506,800
2.080%, 10/01/2028	760,000	727,452
1.816%, 10/01/2027	725,000	707,812
1.666%, 10/01/2026	455,000	451,398
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	119,120
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	455,207
2.080%, 10/01/2028	960,000	918,940
1.816%, 10/01/2027	565,000	551,605
1.666%, 10/01/2026	205,000	203,377
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	458,155
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	569,949
1.516%, 04/01/2027	1,235,000	1,207,769
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,085,367
2.575%, 04/01/2027	2,500,000	2,471,781
2.525%, 10/01/2026	970,000	965,775
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	256,661
5.148%, 04/01/2029	80,000	81,813
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	101,507

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.215%, 10/01/2026	$100,000	$100,445
5.201%, 04/01/2027	100,000	100,924
New York State Mortgage Agency, Ser 265, RB
4.779%, 04/01/2031	520,000	526,526
4.729%, 10/01/2030	70,000	70,828
		103,464,816
North Carolina - 0.03%
North Carolina State Agricultural & Technical State University, Ser 2020, RB
2.092%, 10/01/2030	510,000	464,404
North Carolina State Housing Finance Agency, Ser 53-B, RB
5.023%, 07/01/2029	135,000	135,910
4.873%, 07/01/2028	95,000	95,460
4.835%, 01/01/2027	155,000	155,554
4.823%, 01/01/2028	100,000	100,495
North Carolina State Housing Finance Agency, Ser B, RB
4.594%, 07/01/2029	90,000	90,280
		1,042,103
Ohio - 0.09%
Ohio State Housing Finance Agency, Ser B, RB
Callable 07/04/2026 @ 100
3.250%, 03/01/2046	154,804	140,185
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,095,846	1,989,569
Ohio State Housing Finance Agency, Ser C, RB
6.000%, 09/01/2033	50,000	53,561
5.197%, 09/01/2028	100,000	102,018
5.157%, 03/01/2028	15,000	15,147
Ohio State Housing Finance Agency, Ser C, RB
Callable 07/04/2026 @ 100
2.900%, 09/01/2037	1,403,624	1,096,182
Ohio State Housing Finance Agency, Ser C, RB
Callable 09/01/2034 @ 100
5.515%, 03/01/2035	80,000	82,738
Ohio State Housing Finance Agency, Ser E, RB
6.250%, 09/01/2033	220,000	239,118
		3,718,518
Oregon - 0.49%
Oregon State Housing & Community Services Department, Ser A, RB
Callable 01/01/2034 @ 100
4.915%, 01/01/2035	315,000	312,148
4.815%, 07/01/2034	785,000	776,231
Oregon State Housing & Community Services Department, Ser C, RB
5.495%, 07/01/2028	250,000	256,527
5.445%, 01/01/2028	290,000	296,035
5.357%, 07/01/2026	115,000	115,147
5.295%, 01/01/2027	140,000	141,156
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	544,980

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Oregon State, Ser B, GO
4.963%, 05/01/2030	$3,000,000	$3,076,111
4.295%, 05/01/2027	430,000	431,442
4.142%, 05/01/2028	2,655,000	2,655,903
4.037%, 05/01/2032	1,770,000	1,737,181
3.887%, 05/01/2030	700,000	690,858
3.492%, 05/01/2028	1,930,000	1,907,387
3.315%, 05/01/2027	1,000,000	994,620
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	192,812
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	494,911
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	754,930
1.386%, 09/01/2027	2,990,000	2,893,659
1.200%, 09/01/2026	1,000,000	993,607
		19,265,645
Pennsylvania - 0.23%
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,808,402
Pennsylvania State Economic Development Financing Authority, Ser 2025, RB
4.723%, 06/01/2029	365,000	369,544
Pennsylvania State Housing Finance Agency, Ser 144B, RB
4.997%, 10/01/2028	270,000	275,071
Pennsylvania State Housing Finance Agency, Ser 145B, RB
4.884%, 10/01/2029	3,385,000	3,452,168
4.784%, 10/01/2028	2,510,000	2,545,372
Redevelopment Authority of the Philadelphia, Ser A, RB
4.503%, 09/01/2026	560,000	560,643
		9,011,200
Rhode Island - 0.20%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	139,836
2.600%, 10/01/2027	145,000	142,230
2.500%, 10/01/2026	70,000	69,701
1.696%, 10/01/2027	100,000	96,929
1.646%, 04/01/2027	175,000	171,742
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	90,239
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	380,668
5.113%, 04/01/2028	360,000	364,395
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	789,949
3.850%, 04/01/2028	665,000	658,491
3.800%, 10/01/2027	1,530,000	1,520,106

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.750%, 04/01/2027	$360,000	$358,702
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	973,562
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	60,000	60,890
5.060%, 10/01/2027	700,000	706,774
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	195,000	196,019
Rhode Island State Housing and Mortgage Finance Corp., Ser 83-T, RB
5.031%, 10/01/2030	275,000	279,101
Rhode Island State Housing and Mortgage Finance Corp., Ser 84-T, RB
4.355%, 04/01/2031	110,000	108,344
4.355%, 10/01/2031	750,000	735,366
		7,843,044
South Dakota - 0.13%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 06/24/2026 @ 100
3.500%, 11/01/2041	30,000	29,987
South Dakota State Housing Development Authority, Ser B, RB
4.798%, 05/01/2029	280,000	282,275
South Dakota State Housing Development Authority, Ser D, RB
4.482%, 11/01/2031	2,590,000	2,561,369
South Dakota State Housing Development Authority, Ser F, RB
4.709%, 11/01/2033	520,000	511,102
4.619%, 05/01/2033	450,000	442,211
South Dakota State Housing Development Authority, Ser F, RB
Callable 11/01/2033 @ 100
4.869%, 11/01/2034	1,080,000	1,063,053
4.809%, 05/01/2034	450,000	445,474
		5,335,471
Tennessee - 0.35%
Tennessee State Housing Development Agency, Ser 1B, RB
5.236%, 07/01/2030	130,000	131,523
5.186%, 01/01/2030	155,000	156,604
5.166%, 07/01/2029	25,000	25,252
5.116%, 01/01/2029	85,000	85,770
5.066%, 07/01/2028	190,000	191,547
5.016%, 01/01/2028	155,000	156,184
4.960%, 01/01/2027	145,000	145,621
2.240%, 07/01/2029	310,000	285,705
2.190%, 01/01/2029	1,200,000	1,119,434
2.120%, 07/01/2028	270,000	256,764
1.961%, 07/01/2027	720,000	702,263
1.911%, 01/01/2027	285,000	281,357

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
1.861%, 07/01/2026	$505,000	$504,058
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,085,000	1,066,406
2.290%, 01/01/2030	1,230,000	1,126,728
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	260,000	261,343
4.846%, 01/01/2028	410,000	412,154
4.746%, 07/01/2027	245,000	246,013
4.696%, 01/01/2027	395,000	396,115
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	1,135,000	1,057,048
2.308%, 01/01/2029	560,000	527,787
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	740,000	673,185
2.408%, 01/01/2030	715,000	657,710
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	35,000	35,394
5.164%, 07/01/2028	60,000	60,595
5.134%, 01/01/2028	90,000	90,832
5.084%, 07/01/2027	165,000	166,227
5.011%, 07/01/2031	330,000	330,936
4.981%, 01/01/2031	50,000	50,141
4.951%, 07/01/2030	670,000	671,949
4.840%, 07/01/2029	385,000	385,787
4.810%, 01/01/2029	655,000	656,633
Tennessee State Housing Development Agency, Ser 3A, RB
5.120%, 01/01/2032	105,000	105,637
5.120%, 07/01/2032	170,000	170,878
5.010%, 07/01/2031	110,000	110,328
4.910%, 01/01/2030	95,000	95,259
4.910%, 07/01/2030	110,000	110,191
Tennessee State Housing Development Agency, Ser 3A, RB
Callable 01/01/2033 @ 100
5.320%, 07/01/2034	65,000	65,930
5.220%, 07/01/2033	110,000	110,861
		13,684,149

Texas - 0.38%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	834,017
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	487,927
State of Texas, Ser 2023 D, GO
5.000%, 08/01/2028	140,000	142,337
5.000%, 08/01/2029	885,000	903,726
Texas State Affordable Housing Corp., Ser A, RB
Callable 06/24/2026 @ 100
2.700%, 09/01/2041	930,000	694,790
Texas State Affordable Housing Corp., Ser B, RB
5.080%, 03/01/2030	45,000	46,102
4.940%, 03/01/2029	75,000	76,265
4.870%, 03/01/2027	50,000	50,337

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	Principal Amount	Value
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	$120,000	$122,769
5.019%, 07/01/2031	200,000	204,486
4.989%, 01/01/2031	200,000	204,367
4.909%, 09/01/2027	75,000	75,768
4.890%, 07/01/2026	200,000	200,168
4.869%, 03/01/2027	345,000	347,327
4.836%, 07/01/2029	215,000	218,234
4.776%, 01/01/2029	175,000	177,150
4.757%, 07/01/2027	200,000	201,542
4.746%, 07/01/2028	165,000	166,692
4.727%, 01/01/2027	230,000	231,075
Texas State Department of Housing & Community Affairs, Ser C, RB
5.380%, 07/01/2026	200,000	200,248
4.931%, 07/01/2032	275,000	278,812
4.881%, 01/01/2032	250,000	253,504
4.851%, 07/01/2031	515,000	522,661
4.781%, 01/01/2031	455,000	461,051
4.649%, 07/01/2030	365,000	368,432
4.579%, 01/01/2030	135,000	136,013
4.519%, 07/01/2029	250,000	251,496
4.499%, 01/01/2029	115,000	115,642
4.392%, 07/01/2028	320,000	321,045
4.299%, 01/01/2027	120,000	120,268
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	215,196	195,819
Texas State Department of Housing & Community Affairs, Ser D, RB
5.077%, 09/01/2026	300,000	300,704
4.998%, 07/01/2032	1,055,000	1,073,331
4.948%, 01/01/2032	1,040,000	1,057,972
4.901%, 07/01/2031	1,010,000	1,027,295
4.851%, 07/01/2030	970,000	986,372
4.851%, 01/01/2031	995,000	1,011,090
4.751%, 01/01/2030	750,000	759,862
		14,826,696

Utah - 1.19%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	269,885
2.850%, 01/01/2029	335,000	320,167
2.800%, 07/01/2028	305,000	294,157
2.750%, 01/01/2028	340,000	331,194
2.700%, 07/01/2027	600,000	589,900
2.650%, 01/01/2027	460,000	456,071
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	385,000	380,163
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	425,000	344,739

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
Utah State Housing Corp., Ser B, RB
5.847%, 07/01/2032	$270,000	$279,603
5.817%, 01/01/2032	410,000	423,748
5.787%, 07/01/2031	380,000	392,001
5.737%, 01/01/2031	200,000	205,756
5.700%, 07/01/2030	365,000	374,641
5.650%, 01/01/2030	355,000	363,412
5.600%, 07/01/2029	225,000	229,764
5.550%, 01/01/2029	205,000	208,806
5.302%, 01/01/2028	20,000	20,236
5.289%, 01/01/2033	720,000	737,862
5.239%, 07/01/2032	585,000	599,780
5.232%, 01/01/2027	20,000	20,117
5.076%, 01/01/2032	525,000	535,435
5.056%, 07/01/2031	300,000	306,409
5.026%, 01/01/2031	300,000	306,390
4.976%, 07/01/2030	150,000	153,008
4.828%, 01/01/2030	155,000	157,262
4.818%, 07/01/2029	250,000	253,421
4.788%, 07/01/2028	125,000	126,283
4.661%, 01/01/2028	100,000	100,724
4.631%, 07/01/2027	275,000	276,563
4.549%, 01/01/2027	5,000	5,016
Utah State Housing Corp., Ser B, RB
Callable 07/01/2032 @ 100
5.887%, 07/01/2033	255,000	264,850
5.867%, 01/01/2033	270,000	280,043
Utah State Housing Corp., Ser B, RB
Callable 01/01/2033 @ 100
5.489%, 07/01/2034	500,000	511,631
5.419%, 01/01/2034	1,480,000	1,514,753
5.339%, 07/01/2033	390,000	399,096
Utah State Housing Corp., Ser D, RB
5.194%, 07/01/2030	135,000	136,494
4.976%, 07/01/2033	330,000	330,902
4.756%, 07/01/2032	200,000	200,017
4.656%, 07/01/2031	295,000	295,993
4.479%, 07/01/2030	755,000	756,273
4.389%, 07/01/2029	270,000	270,378
4.259%, 07/01/2028	410,000	409,932
Utah State Housing Corp., Ser D, RB
Callable 07/01/2033 @ 100
5.176%, 01/01/2035	885,000	887,657
5.126%, 07/01/2034	1,280,000	1,284,033
5.076%, 01/01/2034	1,000,000	1,004,423
Utah State Housing Corp., Ser E, RB
Callable 06/24/2026 @ 100
2.200%, 07/01/2041	25,000	24,798
Utah State Housing Corp., Ser F, RB
5.009%, 07/01/2030	565,000	568,083
4.959%, 01/01/2030	625,000	627,935
4.941%, 01/01/2031	600,000	609,827
4.919%, 07/01/2029	605,000	607,778

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
4.869%, 01/01/2029	$585,000	$587,294
4.819%, 07/01/2028	560,000	562,320
4.789%, 01/01/2028	185,000	185,868
4.737%, 07/01/2030	825,000	834,165
4.687%, 01/01/2030	1,000,000	1,009,957
4.627%, 07/01/2029	350,000	352,867
4.567%, 01/01/2029	325,000	327,064
4.474%, 07/01/2028	350,000	351,418
4.414%, 01/01/2028	300,000	301,040
Utah State Housing Corp., Ser H, RB
5.154%, 01/01/2033	1,325,000	1,332,916
5.104%, 07/01/2032	65,000	65,315
5.024%, 01/01/2032	630,000	631,729
4.912%, 07/01/2031	620,000	619,791
4.872%, 01/01/2031	600,000	599,744
4.822%, 07/01/2030	1,175,000	1,174,217
4.802%, 01/01/2030	575,000	574,986
4.745%, 07/01/2029	420,000	419,994
4.645%, 01/01/2029	550,000	549,579
Utah State Housing Corp., Ser H, RB
Callable 01/01/2033 @ 100
5.204%, 07/01/2033	1,345,000	1,355,145
Utah State Housing Corp., Ser I, RB
5.028%, 01/01/2034	1,300,000	1,301,125
4.888%, 07/01/2033	465,000	463,763
4.858%, 01/01/2033	465,000	465,179
4.538%, 07/01/2032	250,000	247,328
4.528%, 01/01/2032	350,000	347,672
4.488%, 07/01/2031	350,000	348,506
4.398%, 01/01/2031	300,000	298,607
4.160%, 07/01/2030	250,000	247,536
4.070%, 01/01/2030	420,000	415,748
Utah State Housing Corp., Ser I, RB
Callable 01/01/2034 @ 100
5.108%, 01/01/2035	500,000	499,469
5.078%, 07/01/2034	870,000	870,139
Utah State Housing Corp., Ser J, RB
4.858%, 07/01/2032	500,000	502,673
4.798%, 01/01/2032	320,000	322,013
4.663%, 07/01/2031	450,000	451,660
4.603%, 01/01/2031	290,000	291,148
4.513%, 01/01/2030	515,000	517,174
4.513%, 07/01/2030	460,000	461,349
4.356%, 07/01/2029	215,000	215,101
4.306%, 07/01/2028	165,000	165,126
4.306%, 01/01/2029	340,000	340,027
4.250%, 01/01/2027	300,000	300,451
4.250%, 07/01/2027	250,000	250,423
4.246%, 01/01/2028	200,000	200,188
Utah State Housing Corp., Ser J, RB
Callable 07/01/2032 @ 100
5.058%, 07/01/2034	150,000	149,811
5.008%, 01/01/2034	600,000	600,147
4.968%, 07/01/2033	1,205,000	1,207,812

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
4.908%, 01/01/2033	$500,000	$501,833
Utah State Housing Corp., Ser K, RB
Callable 06/03/2026 @ 100
3.720%, 07/01/2055 (b)	2,800,000	2,800,000
		46,664,826
Virginia - 0.22%
Virginia State Housing Development Authority, Ser A, RB
4.737%, 04/01/2029	380,000	384,274
3.250%, 08/25/2042	54,274	49,944
3.125%, 11/25/2039	333,618	294,912
3.100%, 06/25/2041	1,982,555	1,744,718
2.950%, 10/25/2049	829,343	673,311
Virginia State Housing Development Authority, Ser B, RB
Callable 07/01/2034 @ 100
5.010%, 07/01/2035	950,000	946,796
4.960%, 01/01/2035	215,000	213,852
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	106,776	101,666
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	426,219
1.319%, 06/01/2027	500,000	486,931
0.985%, 06/01/2026	1,230,000	1,229,808
Virginia State Housing Development Authority, Ser F, RB
Callable 06/24/2026 @ 100
3.400%, 12/01/2026	500,000	498,859
Virginia State Housing Development Authority, Ser F, RB
Callable 01/01/2034 @ 100
4.612%, 07/01/2034	400,000	391,576
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	700,842
1.437%, 11/01/2026	400,000	396,063
		8,539,771
Washington - 0.10%
King County Housing Authority, RB
Callable 07/19/2026 @ 100
6.375%, 12/31/2046	3,355,000	3,361,233
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	249,659
1.400%, 12/01/2026	310,000	306,516
		3,917,408
West Virginia - 0.07%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	320,000	316,512
West Virginia State Housing Development Fund, Ser D, RB
5.350%, 11/01/2033	460,000	474,670
5.050%, 11/01/2032	575,000	586,045
4.910%, 11/01/2031	200,000	203,262
4.460%, 11/01/2029	175,000	175,607
West Virginia State Housing Development Fund, Ser D, RB
Callable 05/01/2034 @ 100
5.500%, 05/01/2035	545,000	562,963

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
5.450%, 11/01/2034	$400,000	$413,175
		2,732,234
TOTAL MUNICIPAL BONDS (Cost $489,702,640)		483,371,356

U.S. TREASURY OBLIGATIONS - 11.32%
U.S. Treasury Notes
4.88%, 10/31/2030	4,793,000	4,936,041
4.38%, 11/30/2030	5,000,000	5,049,610
4.38%, 05/15/2036	52,766,000	52,502,170
4.25%, 01/31/2030	6,381,000	6,413,902
4.25%, 03/31/2033	12,000,000	11,983,125
4.13%, 04/30/2033	42,562,000	42,166,306
4.13%, 02/15/2036	76,472,000	74,619,944
4.00%, 01/31/2031	3,000,000	2,982,656
4.00%, 11/15/2035	76,835,000	74,325,857
3.88%, 04/30/2030	57,471,000	56,999,558
3.88%, 03/31/2031	2,000,000	1,977,500
3.88%, 04/30/2031	29,000,000	28,666,953
3.63%, 10/31/2030	6,965,000	6,825,700
3.63%, 12/31/2030	23,500,000	23,007,969
3.50%, 11/30/2030	47,000,000	45,802,969
3.50%, 02/28/2031	7,385,000	7,186,528
TOTAL U.S. TREASURY OBLIGATIONS (Cost $449,172,007)		445,446,788

ASSET-BACKED SECURITIES - 1.85%
Other Asset-Backed Securities - 1.85%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	2,259,707	2,071,059
GoodLeap Sustainable Home Solutions Trust
2.70%, 01/20/2049 (c)	1,531,888	1,333,957
1.93%, 07/20/2048 (c)	4,342,459	3,554,626
Loanpal Solar Loan
2.47%, 12/20/2047 (c)	1,603,816	1,321,032
2.29%, 01/20/2048 (c)	5,446,504	4,555,914
2.22%, 03/20/2048 (c)	2,588,216	2,074,744
Mill City Solar Loan
4.34%, 03/20/2043 (c)	4,132,975	3,844,633
3.69%, 07/20/2043 (c)	1,254,901	1,132,914
Mosaic Solar Loan Trust
4.45%, 06/20/2042 (c)	549,514	540,715
4.20%, 02/22/2044 (c)	5,315,897	4,958,518
4.01%, 06/22/2043 (c)	1,379,289	1,297,104
3.82%, 06/22/2043 (c)	2,003,749	1,887,539
2.64%, 01/20/2053 (c)	3,177,889	2,768,051
2.10%, 04/20/2046 (c)	1,530,441	1,343,857
1.64%, 04/22/2047 (c)	6,120,298	5,029,963
1.51%, 12/20/2046 (c)	3,305,270	2,731,313
1.44%, 08/20/2046 (c)	2,291,925	1,928,226
1.44%, 06/20/2052 (c)	4,459,692	3,691,857
Oportun Issuance Trust
4.32%, 01/09/2034 (c)	2,857,000	2,835,579
2.18%, 10/08/2031 (c)	2,084,175	2,057,160

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
1.47%, 05/08/2031 (c)	$2,384,721	$2,348,679
Sunnova Helios II
1.62%, 07/20/2048 (c)	9,753,995	8,686,959
Sunnova Hestia I Issuer
5.75%, 12/20/2050 (c)	5,669,582	5,472,461
Sunnova Sol IV
2.79%, 02/22/2049 (c)	6,197,751	5,154,811
TOTAL ASSET-BACKED SECURITIES (Cost $82,262,710)		72,621,671

NON-AGENCY CMBS - 0.36%
BX Commercial Mortgage Trust
4.62%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,315,979	14,311,579

TOTAL NON-AGENCY CMBS (Cost $14,284,197)		14,311,579

	Shares
SHORT-TERM INVESTMENTS - 2.03%
Money Market Fund - 1.41%
First American Government Obligations Fund, Cl X, 3.56%, (d)	55,712,801	55,712,801

Bank Deposit - 0.62%
TriState Capital, 3.84%, 11/01/2026 (d)	24,262,157	24,262,157

TOTAL SHORT-TERM INVESTMENTS (Cost $79,974,958)		79,974,958

Total Investments (Cost $4,131,437,411) - 100.54%		$3,956,495,790
Liabilities in Excess of Other Assets, Net - (0.54)%		(21,435,245)
NET ASSETS - 100.00%		$3,935,060,545

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Variable or floating rate security. The rate shown is the effective interest rate as of May 31, 2026. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions, by using a formula based on the rates of underlying loans, or by adjusting periodically based on prevailing interest rates.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2026, these securities amounted to $114,870,375, which represents 2.92% of total net assets.

(d)	The rate shown is the 7-day effective yield as of May 31, 2026.

Cl — Class

CMBS— Commercial Mortgage-Backed Securities

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FHMS —Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Housing and Urban Development

PRIME — Prime Rate

RB — Revenue Bond

Ser — Series

SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)

SOFR — U.S. Secured Overnight Finance Rate

TA — Tax Allocation

TSFR1M —Term Secured Overnight Finance Rate 1-Month

The accompanying notes are an integral part of the financial statements.

The following table details the Fund’s investment classifications within the fair value hierarchy at May 31, 2026.

Assets	Level 1	Level 2	Level 3(1)		Total
U.S. Government & Agency Obligations	$—	$2,344,215,513	$4,641,752		$2,348,857,265
Corporate Bonds	—	511,912,173	—		511,912,173
Municipal Bonds	—	483,371,356	—		483,371,356
U.S. Treasury Obligations	—	445,446,788	—		445,446,788
Asset-Backed Securities	—	72,621,671	—		72,621,671
Non-Agency CMBS	—	14,311,579	—		14,311,579
Short-Term Investments	79,974,958	—	—		79,974,958
Total Investments in Securities	$79,974,958	$3,871,879,080	$4,641,752	*	$3,956,495,790

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of May 31, 2026

Assets:
Investments, at fair value (identified cost — $4,131,437,411)	$3,956,495,790
Receivables:
Interest	23,424,112
Capital shares sold	2,410,493
Due from Custodian	1,177,575
Prepaid expenses	127,414

Total Assets	$3,983,635,384

Liabilities:
Payables:
Investment securities purchased	$37,306,085
Capital shares redeemed	5,572,764
Distributions to Shareholders	3,674,303
Investment advisory fees	967,019
Distribution fees - CRA Shares	249,050
Special administrative service fees - CRA Shares	199,243
Accounting and administration fees	137,831
Chief Compliance Officer fees	10,000
Trustees' fees	5,744
Distribution fees - Retail Shares	4,064
Shareholder servicing fees - Retail Shares	2,505
Other accrued expenses	446,231

Total Liabilities	$48,574,839

Net Assets:	$3,935,060,545
Net Assets consist of:
Paid-in capital	$4,317,350,419
Total Accumulated Losses	(382,289,874)

Net Assets	$3,935,060,545

Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 127,953,674 shares outstanding)	$1,225,308,299
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 280,138,189 shares outstanding)	$2,678,791,617
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,238,560 shares outstanding)	$30,960,629
Net Asset Value, offering and redemption price per share — CRA Shares	$9.58
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.56
Net Asset Value, offering and redemption price per share — Retail Shares	$9.56

The accompanying notes are an integral part of the financial statements.

63

Statement of Operations for the fiscal year ended May 31, 2026

Investment Income:
Interest	$149,772,457
Dividends	1,600,583

Total investment income	151,373,040

Expenses:
Investment advisory fees	11,550,599
Distribution fees — CRA Shares	3,104,770
Distribution fees — Retail Shares	80,984
Special administrative services fees — CRA Shares	2,483,843
Accounting and administration fees	1,662,573
Trustees' fees	613,925
Chief Compliance Officer fees	280,561
Shareholder servicing fees — Retail Shares	32,393
Professional fees	703,263
Custodian fees	379,308
Transfer agent fees	284,901
Insurance expense	250,135
Registration and filing expenses	121,688
Printing fees	89,878
Other	583,212

Total expenses	22,222,033

Net investment income	129,151,007

Realized (loss) on:
Investments	(7,533,176)
Net realized loss	(7,533,176)

Unrealized appreciation (depreciation):
Investments	60,212,837

Net change in unrealized appreciation (depreciation)	60,212,837

Net realized and unrealized gain	52,679,661

Net increase in net assets resulting from operations:	$181,830,668

The accompanying notes are an integral part of the financial statements.

64	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2026	For the Fiscal Year Ended May 31, 2025
Operations:
Net investment income	$129,151,007	$117,696,816
Net realized loss	(7,533,176)	(13,058,263)
Net change in unrealized appreciation (depreciation)	60,212,837	85,469,966

Net increase in net assets resulting from operations	181,830,668	190,108,519

Distributions to Shareholders:
CRA Shares	(38,131,040)	(35,720,409)
Institutional Shares	(91,178,979)	(81,316,946)
Retail Shares	(1,019,449)	(1,123,392)

Total distributions	(130,329,468)	(118,160,747)

Capital share transactions:
CRA Shares
Shares issued	66,025,645	148,337,433
Shares reinvested	9,424,805	9,068,277
Shares redeemed	(171,443,113)	(22,647,966)

Net increase (decrease)	(95,992,663)	134,757,744

Institutional Shares
Shares issued	743,955,386	587,092,082
Shares reinvested	75,564,299	67,464,205
Shares redeemed	(526,713,525)	(585,116,491)

Net increase	292,806,160	69,439,796

Retail Shares
Shares issued	10,001,742	10,631,604
Shares reinvested	942,051	1,040,604
Shares redeemed	(15,392,278)	(15,585,003)

Net decrease	(4,448,485)	(3,912,795)

Increase in net assets from capital share transactions	192,365,012	200,284,745

Increase in net assets	243,866,212	272,232,517
Net Assets:
Beginning of year	3,691,194,333	3,418,961,816
End of year	$3,935,060,545	$3,691,194,333

The accompanying notes are an integral part of the financial statements.

Share Transactions:	For the Fiscal Year Ended May 31, 2026	For the Fiscal Year Ended May 31, 2025
CRA Shares
Shares issued	6,861,289	15,734,740
Shares reinvested	980,204	957,941
Shares redeemed	(17,880,000)	(2,406,188)

Increase (decrease) in shares	(10,038,507)	14,286,493
CRA Shares outstanding at beginning of year	137,992,181	123,705,688

CRA Shares at end of year	127,953,674	137,992,181

Institutional Shares
Shares issued	77,433,519	62,207,285
Shares reinvested	7,867,245	7,136,417
Shares redeemed	(54,734,243)	(61,813,901)

Increase in shares	30,566,521	7,529,801
Institutional Shares outstanding at beginning of year	249,571,668	242,041,867

Institutional Shares at end of year	280,138,189	249,571,668

Retail Shares
Shares issued	1,040,812	1,124,430
Shares reinvested	98,138	110,083
Shares redeemed	(1,603,650)	(1,648,068)

Decrease in shares	(464,700)	(413,555)
Retail Shares outstanding at beginning of year	3,703,260	4,116,815

Retail Shares at end of year	3,238,560	3,703,260

The accompanying notes are an integral part of the financial statements.

66	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

CRA Shares
	For the Fiscal Year Ended May 31, 2026	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Net Asset Value, Beginning of Year	$9.44	$9.25	$9.40	$9.83	$10.70
Investment Operations:
Net investment income(a)	0.29	0.28	0.25	0.19	0.09
Net realized and unrealized gain (loss)	0.15	0.19	(0.15)	(0.43)	(0.84)
Total from investment operations	0.44	0.47	0.10	(0.24)	(0.75)
Distributions from:
Net investment income	(0.30)	(0.28)	(0.25)	(0.19)	(0.12)
Total distributions	(0.30)	(0.28)	(0.25)	(0.19)	(0.12)
Net Asset Value, End of Year	$9.58	$9.44	$9.25	$9.40	$9.83
Total return	4.65%	5.13%	1.15%	(2.41)%	(7.10)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,225,308	$1,303,002	$1,144,589	$1,201,110	$1,315,646
Ratio of expenses to average net assets	0.88%	0.87%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	3.05%	2.96%	2.72%	1.95%	0.85%
Portfolio turnover rate	34%	28%	32%	42%	55%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Per share data (for a share outstanding throughout each year)

Institutional Shares
	For the Fiscal Year Ended May 31, 2026	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Net Asset Value, Beginning of Year	$9.43	$9.24	$9.39	$9.82	$10.69
Investment Operations:
Net investment income(a)	0.34	0.32	0.29	0.23	0.14
Net realized and unrealized gain (loss)	0.13	0.19	(0.14)	(0.42)	(0.85)
Total from investment operations	0.47	0.51	0.15	(0.19)	(0.71)
Distributions from:
Net investment income	(0.34)	(0.32)	(0.30)	(0.24)	(0.16)
Total distributions	(0.34)	(0.32)	(0.30)	(0.24)	(0.16)
Net Asset Value, End of Year	$9.56	$9.43	$9.24	$9.39	$9.82
Total return	5.02%	5.61%	1.61%	(1.97)%	(6.69)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,678,792	$2,353,283	$2,236,344	$2,016,310	$1,892,894
Ratio of expenses to average net assets	0.43%	0.42%	0.42%	0.44%	0.43%
Ratio of net investment income to average net assets	3.50%	3.41%	3.17%	2.41%	1.31%
Portfolio turnover rate	34%	28%	32%	42%	55%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

68	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

Retail Shares
	For the Fiscal Year Ended May 31, 2026	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022
Net Asset Value, Beginning of Year	$9.43	$9.24	$9.38	$9.82	$10.68
Investment Operations:
Net investment income(a)	0.30	0.29	0.26	0.19	0.10
Net realized and unrealized gain (loss)	0.14	0.19	(0.14)	(0.43)	(0.83)
Total from investment operations	0.44	0.48	0.12	(0.24)	(0.73)
Distributions from:
Net investment income	(0.31)	(0.29)	(0.26)	(0.20)	(0.13)
Total distributions	(0.31)	(0.29)	(0.26)	(0.20)	(0.13)
Net Asset Value, End of Year	$9.56	$9.43	$9.24	$9.38	$9.82
Total return	4.65%	5.24%	1.36%	(2.42)%	(6.93)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$30,961	$34,909	$38,028	$42,657	$49,919
Ratio of expenses to average net assets	0.78%	0.77%	0.77%	0.79%	0.78%
Ratio of net investment income to average net assets	3.15%	3.06%	2.81%	2.04%	0.95%
Portfolio turnover rate	34%	28%	32%	42%	55%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements May 31, 2026

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, (collectively, the “Shares”), which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

70	The CCM Community Impact Bond Fund

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair valuation procedures described below.

Debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At May 31, 2026, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,641,752.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

72	The CCM Community Impact Bond Fund

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Segment Reporting. An operating segment is defined in Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's Principal Financial Officer acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective strategy which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

74	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2026 were as follows:

	Shares	Amount
CRA Shares
Shares issued	6,861,289	$66,025,645
Shares reinvested	980,204	9,424,805
Shares redeemed	(17,880,000)	(171,443,113)

Net Decrease	(10,038,507)	$(95,992,663)

Institutional Shares
Shares issued	77,433,519	$743,955,386
Shares reinvested	7,867,245	75,564,299
Shares redeemed	(54,734,243)	(526,713,525)

Net Increase	30,566,521	$292,806,160

Retail Shares
Shares issued	1,040,812	$10,001,742
Shares reinvested	98,138	942,051
Shares redeemed	(1,603,650)	(15,392,278)

Net Decrease	(464,700)	$(4,448,485)

Transactions in shares of the Fund for the fiscal year ended May 31, 2025 were as follows:

	Shares	Amount
CRA Shares
Shares issued	15,734,740	$148,337,433
Shares reinvested	957,941	9,068,277
Shares redeemed	(2,406,188)	(22,647,966)

Net Increase	14,286,493	$134,757,744

Institutional Shares
Shares issued	62,207,285	$587,092,082
Shares reinvested	7,136,417	67,464,205
Shares redeemed	(61,813,901)	(585,116,491)

Net Increase	7,529,801	$69,439,796

Retail Shares
Shares issued	1,124,430	$10,631,604
Shares reinvested	110,083	1,040,604
Shares redeemed	(1,648,068)	(15,585,003)

Net Decrease	(413,555)	$(3,912,795)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2026, were as follows:

Purchases:
U.S. Government	$1,197,212,002
Other	257,023,433
Sales and Maturities:
U.S. Government	$1,015,997,884
Other	252,851,588

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2026, the Fund paid $11,550,599 to the Advisor.

76	The CCM Community Impact Bond Fund

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2026, the Advisor was entitled to receive fees of $2,483,843 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2026, the Fund incurred distribution expenses of $3,104,770 and $80,984 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2026. For the fiscal year ended May 31, 2026, the Fund incurred expenses under the Services Plan of $32,393.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2026 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the fiscal year ended May 31, 2026. As of May 31, 2026, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings (accumulated losses), in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2026	Fiscal Year Ended May 31, 2025
Distributions declared from:
Ordinary income	$130,329,468	$118,160,747
Total Distributions	$130,329,468	$118,160,747

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2026, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$4,837,232
Capital loss carryforwards	(206,876,674)
Other temporary differences	(4,872,823)
Unrealized depreciation, net	(175,377,609)

Accumulated losses, net	$(382,289,874)

78	The CCM Community Impact Bond Fund

As of May 31, 2026, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$58,137,458	$148,739,216	$206,876,674

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

At May 31, 2026, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$4,131,873,399

Gross unrealized appreciation	13,529,432
Gross unrealized depreciation	(188,907,041)

Net depreciation on investments	$(175,377,609)

The Fund did not pay any federal or state and local income taxes. The Fund may have paid income taxes in foreign jurisdictions for the year ended May 31, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that at least 51% of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Advisor will consider the Fund’s goal of qualifying for CRA consideration when determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its Shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s Shares will be to changes in interest rates.

80	The CCM Community Impact Bond Fund

Impact Investing Risk: The Fund intends to invest in bonds in which the Advisor has a high degree of confidence that the use of, or intent of, proceeds will generate positive societal outcomes aligned with one or more Impact Themes or that the issuing entity supports one or more of our Impact Themes. There is a risk that information used by the Advisor to evaluate environmental and/or social factors may not be readily available, complete, or accurate, which could negatively impact the Advisor's ability to evaluate such factors. The Advisor relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Advisor references information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Advisor can offer assurances that the Advisor's investment process or sources of information will provide an accurate assessment of the Fund's investments. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s Share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s Share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor. Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical ratings organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of Shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s Shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.

82	The CCM Community Impact Bond Fund

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On February 1, 2024, the federal bank supervisory agencies published a final rule in the Federal Register which substantially revised the CRA regulations (the “Proposed Rule”). The Proposed Rule was challenged by banking associations and others on February 5, 2024 in the U.S. District Court for the Northern District of Texas, and the District Court granted an injunction on March 29, 2024 to stay implementation of the Proposed Rule. Due to the regulatory uncertainty, on July 16, 2025, the Federal Reserve Board (the “FRB”), the Federal Deposit Insurance Company (the “FDIC”) and the Office of the Comptroller of Currency (the “OCC” and collectively, with the FRB and the FDIC, the “Examiners”) issued a joint-notice of proposed rulemaking to rescind the Proposed Rule and reinstate the CRA regulations effective as of March 24, 2024 (the “Current Rule”). The comment period closed on August 18, 2025 to respond to the notice. As of the date of this report, the Examiners have not issued a response to the comment period and the injunction remains in effect. The timeline for the Examiners’ response and codification of the 1995 Rule remains uncertain. It is not known what other changes, if any, will be made to the CRA regulations or how any possible changes may impact the Fund.

CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities receiving CRA consideration may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, uncertainty regarding the status of the statutory debt ceiling could increase the risk that the U.S. Government may default on payments of certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various types of debt instruments, which may adversely affect the Fund.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

84	The CCM Community Impact Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Community Impact Bond Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Community Impact Bond Fund (the “Fund”), one of the funds constituting Community Capital Trust, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Philadelphia, Pennsylvania
July 22, 2026

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

86	The CCM Community Impact Bond Fund

May 31, 2026

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the website at http://funddocs.filepoint.com/ccmcib/.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(1)	Qualifying Business Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.00%	0.00%	8.79%	3.67%	0.00%

(1)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

Other Information (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the regular quarterly meeting of the Board of Trustees (the “Board”) held on May 7, 2026 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the investment management agreement between Community Capital Management, LLC (“CCM”) and Community Capital Trust on behalf of CCM Community Impact Bond Fund (the “Fund”) (the “Investment Management Agreement”).

In advance of the Meeting and the April 16, 2026 special meeting of the Board, the Independent Trustees requested and received materials from CCM to assist them in considering the approval of the Investment Management Agreement. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of CCM. The Independent Trustees then met separately with their independent counsel for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by CCM to the Fund under the Investment Management Agreement, including portfolio management services. The Board also reviewed and considered the nature and extent of the non-advisory services provided by CCM, including, among other things, providing office facilities, equipment and personnel. The Board also noted that CCM provides extensive Community Reinvestment Act of 1977, as amended (“CRA”) research and documentation to the holders of the Fund’s CRA Shares. The Board reviewed and considered the qualifications of the key personnel of CCM who provide the services to the Fund. The Board also considered CCM’s compliance policies and procedures. The Board concluded that the overall quality of the services provided by CCM was satisfactory.

88	The CCM Community Impact Bond Fund

Performance

The Board considered the investment performance of CCM with respect to the Fund, noting that the Institutional Shares outperformed the median of the Fund’s peer group (the “Peer Group”), as determined by FUSE Research Network, LLC (“FUSE”), an independent third-party, for the three-month, three-year and five-year periods ended January 31, 2026 and underperformed the median of the Peer Group for the one-year, ten-year and since inception periods ended January 31, 2026. It was also noted that the Retail Shares had outperformed the median of the Peer Group for the three-month and five-year periods ended January 31, 2026 and underperformed the median of the Peer Group for the three-year, ten-year and since inception periods ended January 31, 2026. The Board also considered that the CRA Shares of the Fund had outperformed the median of the Peer Group for the three-month and five-year periods ended January 31, 2026 and underperformed the median of the Peer Group for the one-year, three-year, ten-year and since inception periods ended January 31, 2026.

Fees and Expenses

The Board reviewed the advisory fee rates and total expense ratio of each class of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report from FUSE comparing the Fund’s expenses to the Peer Group.

The Board noted that the Fund’s gross advisory fee and total net expense ratio for each share class was below the median of the Peer Group, other than the total net expense ratio of CRA Shares, which was above the median of the Peer Group, due to the Special Administrative Services Fee paid to CCM for the extensive CRA-related administrative services provided to financial institution holders of the Fund’s CRA Shares, and the total net expense ratio of the Fund’s Retail Shares, which was the same as the median of the Peer Group. The Board concluded that the advisory fees paid by the Fund and total expense ratios were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s advisory fee under the Investment Management Agreement. The Board considered that CCM continued to monitor whether the Fund’s current fee level reflects economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of CCM

The Board considered and reviewed information concerning the costs incurred and profits realized by CCM from its relationship with the Fund. The Board also reviewed CCM’s financial condition. The Board noted that the financial condition of CCM appeared stable. The Board determined that the advisory fees and the compensation paid to CCM were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by CCM from its management of the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to CCM.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

320 South Canal Street

Suite 3300

Chicago, IL 60606

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

Mirian Saez, Chair of the Board of Trustees

John E. Taylor, Chair Emeritus

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Robert Dickerson, Trustee

Stephen Cross, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ▪ Suite 520 ▪ Fort Lauderdale, FL 33324

954-217-7999 ▪ Fax: 954-385-9299 ▪ Toll Free: 877-272-1977 ▪ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Items 19. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR & 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR & 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 4, 2026	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 4, 2026	Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 4, 2026	Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.